Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Broadline Retail-11.12%
PDD Holdings, Inc., ADR (China)(b)(c)	3,832,224	$339,381,757
Capital Markets-0.52%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	456,706	15,887,064
Electrical Equipment-0.52%
China XD Electric Co. Ltd., A Shares (China)	3,110,362	6,143,739
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	640,541	3,317,399
Sichuan Huafeng Technology Co. Ltd. (China)(b)	279,713	5,688,584
Suzhou Anjie Technology Co. Ltd., A Shares (China)	400,300	782,294
		15,932,016
Electronic Equipment, Instruments & Components-12.33%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	1,388,765	16,749,886
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., A Shares (China)	140,279	1,023,911
BOE Technology Group Co. Ltd., A Shares (China)	22,057,361	17,941,521
BOE Technology Group Co. Ltd., B Shares (China)	6,006,299	3,738,668
Chaozhou Three-Circle (Group) Co. Ltd., A Shares (China)	1,162,806	19,032,635
China Zhenhua (Group) Science & Technology Co. Ltd., A Shares (China)	336,260	2,037,682
Everdisplay Optronics (Shanghai) Co. Ltd., A Shares (China)(b)	8,167,185	2,927,845
Founder Technology Group Corp., A Shares (China)(b)	2,593,300	3,517,300
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	422,315	2,824,643
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	987,030	3,035,525
HGTECH Co. Ltd., A Shares (China)	610,011	8,578,014
IRICO Display Devices Co. Ltd. (China)	2,177,422	2,508,251
Kingboard Laminates Holdings Ltd. (China)(c)	10,048,889	37,439,492
Lens Technology Co. Ltd., A Shares (China)	3,020,118	14,071,507
Lens Technology Co. Ltd., H Shares (China)(c)	2,517,030	6,597,974
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,645,502	1,306,884
Lingyi iTech Guangdong Co., A Shares (China)	4,434,612	8,113,988
Maxscend Microelectronics Co. Ltd., A Shares (China)(b)	348,984	3,500,528
Raytron Technology Co. Ltd., A Shares (China)	281,853	5,893,210
Sai Micro Electronics, Inc., A Shares (China)	444,400	1,840,390
Shanghai BOCHU Electronic Technology Corp. Ltd., A Shares (China)	245,266	3,804,177
Shannon Semiconductor Technology Co. Ltd. (China)	282,100	6,063,111
Shengyi Electronics Co. Ltd., A Shares (China)	468,770	6,550,329
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Shengyi Technology Co. Ltd., A Shares (China)	1,474,004	$23,028,388
Shennan Circuits Co. Ltd., A Shares (China)	413,374	18,838,810
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	825,972	3,371,151
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	634,599	2,045,048
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	954,898	5,252,990
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	597,500	6,424,590
Sunny Optical Technology Group Co. Ltd. (China)(c)	5,686,386	40,645,688
Suzhou Dongshan Precision Manufacturing Co. Ltd., A Shares (China)(b)	1,111,500	28,182,607
TCL Technology Group Corp., A Shares (China)	12,621,646	8,830,259
Tianma Microelectronics Co. Ltd., A Shares (China)(b)	1,491,286	1,426,849
Unisplendour Corp. Ltd., A Shares (China)	1,735,386	8,939,834
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	1,449,684	4,701,211
Victory Giant Technology (HuiZhou) Co. Ltd. (China)	529,423	14,927,296
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,167,718	17,919,001
Xiamen Faratronic Co. Ltd., A Shares (China)	136,409	2,761,298
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	843,932	3,158,545
Zhejiang Dahua Technology Co. Ltd., A Shares (China)	1,994,495	4,930,193
Zhuzhou Hongda Electronics Corp. Ltd., A Shares (China)	250,045	1,757,097
		376,238,326
Entertainment-2.45%
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	409,008	1,090,267
Kingsoft Corp. Ltd. (China)	8,504,723	29,181,250
Talkweb Information System Co. Ltd., A Shares (China)(b)	764,588	2,931,581
Tencent Music Entertainment Group, ADR (China)(c)	4,402,774	41,606,214
		74,809,312
Hotels, Restaurants & Leisure-12.46%
Meituan, B Shares (China)(b)(d)	31,441,220	371,247,975
TravelSky Technology Ltd., H Shares (China)	8,084,226	8,918,119
		380,166,094
Interactive Media & Services-27.34%
Autohome, Inc., ADR (China)(c)	518,022	12,028,471
Baidu, Inc., A Shares (China)(b)	18,486,231	256,108,543
Bilibili, Inc., Z Shares (China)(b)(c)	2,512,736	47,836,323
JOYY, Inc., ADR (China)	223,635	16,452,827
Kuaishou Technology (China)(d)	26,885,393	149,743,866
Kunlun Tech Co. Ltd., A Shares (China)(b)	761,800	4,860,067
Meitu, Inc. (China)(b)(c)(d)	28,640,473	17,307,657
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Interactive Media & Services-(continued)
Tencent Holdings Ltd. (China)	5,283,307	$322,858,767
Visual China Group Co. Ltd., A Shares (China)	425,282	1,130,603
Weibo Corp., A Shares (China)	733,840	5,943,442
		834,270,566
IT Services-1.75%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	1,090,803	2,178,398
China TransInfo Technology Co. Ltd., A Shares (China)	959,001	1,127,310
CSG Digital Power Grid Research Institute Co. Ltd. (China)	509,300	1,819,150
DHC Software Co. Ltd., A Shares (China)	1,945,055	2,083,964
Digital China Information Service Group Co. Ltd., A Shares (China)	592,149	977,075
GDS Holdings Ltd., A Shares (China)(b)(c)	6,793,036	27,644,692
iSoftStone Information Technology (Group) Co. Ltd., A Shares (China)	628,247	3,568,942
Range Intelligent Computing Technology Group Co. Ltd. (China)	991,900	9,278,127
Taiji Computer Corp. Ltd., A Shares (China)(b)	378,111	824,594
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,492,366	3,104,604
Wonders Information Co. Ltd., A Shares (China)(b)	874,306	651,599
		53,258,455
Machinery-0.36%
Guangdong Dtech Technology Co. Ltd., A Shares (China)	135,100	6,994,005
Shenzhen Han’s CNC Technology Co. Ltd., A Shares (China)	115,947	3,995,926
		10,989,931
Media-0.38%
China Literature Ltd. (China)(b)(c)(d)	3,507,013	9,057,872
NanJi E-Commerce Co. Ltd., A Shares (China)	1,489,687	683,845
People.cn Co. Ltd., A Shares (China)	671,071	1,674,031
		11,415,748
Semiconductors & Semiconductor Equipment-21.63%
3Peak, Inc., A Shares (China)	83,877	2,761,172
ACM Research (Shanghai), Inc., A Shares (China)	202,823	8,135,187
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)	566,625	28,804,675
All Winner Technology Co. Ltd., A Shares (China)	601,005	2,975,273
Amlogic Shanghai Co. Ltd., A Shares (China)	255,471	3,682,275
ASR Microelectronics Co. Ltd., A Shares (China)(b)	253,590	3,509,356
Beijing YanDong MicroElectronic Co. Ltd. (China)(b)	518,331	3,821,444
Bestechnic (Shanghai) Co. Ltd. (China)	142,938	2,616,044
Biwin Storage Technology Co. Ltd. (China)	285,690	9,516,084
Cambricon Technologies Corp. Ltd. (China)	381,190	62,306,046
China Resources Microelectronics Ltd., A Shares (China)	805,909	6,466,090
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Dosilicon Co. Ltd., A Shares (China)(b)	268,400	$4,042,984
GalaxyCore, Inc., A Shares (China)(b)	1,390,428	3,065,314
GigaDevice Semiconductor, Inc., A Shares (China)	405,172	22,621,216
GigaDevice Semiconductor, Inc., H Shares (China)(c)	163,500	9,457,802
Goke Microelectronics Co. Ltd., A Shares (China)(b)	131,772	2,521,446
Guobo Electronics Co. Ltd., A Shares (China)	260,690	2,790,213
Hangzhou Chang Chuan Technology Co. Ltd., A Shares (China)	385,048	14,771,441
Hangzhou Lion Microelectronics Co. Ltd., A Shares (China)	407,408	2,228,914
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	1,009,706	4,212,736
Henan Shijia Photons Technology Co. Ltd. (China)	274,200	3,654,678
Hoyuan Green Energy Co. Ltd., A Shares (China)	414,655	986,855
Hua Hong Semiconductor Ltd. (China)(b)(c)(d)	6,197,625	101,013,428
Hua Hong Semiconductor Ltd., A Shares (China)(b)	247,425	8,689,407
Hwatsing Technology Co. Ltd., A Shares (China)	300,415	11,421,202
Hygon Information Technology Co. Ltd., A Shares (China)	1,410,356	57,819,088
Ingenic Semiconductor Co. Ltd., A Shares (China)	292,970	5,480,778
InnoScience (Suzhou) Technology Holding Co. Ltd. (China)(b)(c)	2,589,188	12,877,185
JCET Group Co. Ltd., A Shares (China)	1,085,827	10,531,220
Jiangsu Pacific Quartz Co. Ltd., A Shares (China)	328,681	2,040,031
Loongson Technology Corp. Ltd., A Shares (China)(b)	243,312	3,829,488
Montage Technology Co. Ltd., A Shares (China)	695,484	21,062,793
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	2,005,753	6,963,199
NAURA Technology Group Co. Ltd., A Shares (China)	439,908	44,652,852
Nexchip Semiconductor Corp., A Shares (China)(b)	1,218,177	6,688,627
OmniVision Integrated Circuits Group, Inc., A Shares (China)	734,529	9,627,455
Piotech, Inc., A Shares (China)	171,702	16,875,636
Rockchip Electronics Co. Ltd., A Shares (China)	255,463	7,111,765
Sanan Optoelectronics Co. Ltd., A Shares (China)(b)	3,027,313	5,486,276
SG Micro Corp., A Shares (China)	376,534	5,325,908
Shanghai Awinic Technology Co. Ltd., A Shares (China)	141,151	1,120,908
Shanghai Biren Technology Co. Ltd., H Shares (China)(b)	1,557,800	6,156,187
Shanghai Fudan Microelectronics Group Co. Ltd., A Shares (China)	327,282	2,357,275
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares (China)	2,464,611	7,512,472
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Shanghai Iluvatar CoreX Semiconductor Co. Ltd., H Shares (China)(b)(c)	125,600	$6,738,706
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	282,591	2,191,238
Shenzhen Techwinsemi Technology Co. Ltd., A Shares (China)	137,600	7,871,971
SICC Co. Ltd., A Shares (China)(b)	260,732	3,335,441
Skyverse Technology Co. Ltd., A Shares (China)(b)	212,481	10,882,321
Smartsens Technology (Shanghai) Co. Ltd., A Shares (China)	244,118	3,321,483
StarPower Semiconductor Ltd., A Shares (China)	145,436	1,727,907
Suzhou Centec Communications Co. Ltd. (China)(b)	218,335	10,991,551
Suzhou Novosense Microelectronics Co. Ltd., A Shares (China)(b)	86,406	2,381,998
Tianshui Huatian Technology Co. Ltd., A Shares (China)	1,981,876	4,539,311
TongFu Microelectronics Co. Ltd., A Shares (China)	920,803	7,731,727
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	515,585	4,957,038
United Nova Technology Co. Ltd., A Shares (China)(b)	5,086,400	5,853,719
Vanchip (Tianjin) Technology Co. Ltd., A Shares (China)(b)	221,041	793,465
Verisilicon Microelectronics (Shanghai) Co. Ltd. (China)(b)	319,022	9,076,225
Wuxi Autowell Technology Co. Ltd., A Shares (China)	191,345	1,072,260
Yuanjie Semiconductor Technology Co., Ltd. (China)	75,607	12,175,884
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	794,582	4,526,591
		659,759,261
Software-6.97%
360 Security Technology, Inc., A Shares (China)	4,247,218	5,874,534
Beijing Kingsoft Office Software, Inc., A Shares (China)	281,362	11,266,363
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	1,356,500	1,711,491
Business-intelligence of Oriental Nations Corp. Ltd., A Shares (China)(b)	690,983	1,354,999
China National Software & Service Co. Ltd., A Shares (China)(b)	566,731	2,764,200
Empyrean Technology Co. Ltd., A Shares (China)	331,085	4,274,570
Geovis Technology Co., Ltd., A Shares (China)	490,200	2,426,579
Horizon Robotics (China)(b)(c)	79,139,825	52,534,125
Hundsun Technologies, Inc., A Shares (China)	1,149,134	3,899,785
Iflytek Co. Ltd., A Shares (China)	1,457,497	9,096,330
Jiangsu Hoperun Software Co. Ltd., A Shares (China)	483,286	2,700,647
Kingdee International Software Group Co. Ltd. (China)(b)	24,642,686	26,486,054
Longshine Technology Group Co. Ltd., A Shares (China)	654,364	1,073,980
MiniMax Group, Inc. (China)(b)	148,000	4,317,970
	Shares	Value
Software-(continued)
Neusoft Corp., A Shares (China)	726,114	$907,876
Newland Digital Technology Co. Ltd., A Shares (China)	614,747	1,711,848
Qi An Xin Technology Group, Inc. (China)(b)	413,917	1,663,824
Sangfor Technologies, Inc., A Shares (China)	261,817	4,681,414
SenseTime Group, Inc., B Shares (China)(b)(c)(d)	274,113,064	50,792,260
Shanghai Baosight Software Co. Ltd., A Shares (China)	1,302,791	3,586,918
Shanghai Baosight Software Co. Ltd., B Shares (China)	6,267,129	5,591,746
Shanghai Stonehill Technology Co. Ltd., A Shares (China)	3,440,892	3,443,752
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)(b)	428,840	1,888,706
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)(b)	571,223	937,522
Sinosoft Co. Ltd., A Shares (China)	504,466	1,047,882
Thunder Software Technology Co. Ltd., A Shares (China)	279,576	2,505,370
Topsec Technologies Group, Inc., A Shares (China)(b)	715,796	697,501
Yonyou Network Technology Co. Ltd., A Shares (China)(b)	2,073,340	3,411,139
		212,649,385
Technology Hardware, Storage & Peripherals-1.96%
China Greatwall Technology Group Co. Ltd., A Shares (China)(b)	1,957,312	3,977,239
GRG Banking Equipment Co. Ltd., A Shares (China)	1,506,922	2,282,547
Huaqin Co. Ltd., A Shares (China)	776,937	9,338,620
IEIT Systems Co. Ltd., A Shares (China)	891,000	9,434,380
Legend Holdings Corp., H Shares (China)(d)	4,740,364	7,936,746
Pantum Technology Co. Ltd., A Shares (China)(b)	862,841	2,171,486
Sharetronic Data Technology Co. Ltd. (China)	294,160	9,373,775
Shenzhen Longsys Electronics Co. Ltd., A Shares (China)	254,360	13,060,701
Tsinghua Tongfang Co. Ltd., A Shares (China)	2,032,972	2,139,309
		59,714,803
Textiles, Apparel & Luxury Goods-0.06%
Shijiazhuang Changshan BeiMing Technology Co. Ltd., A Shares (China)	970,114	1,907,008
Trading Companies & Distributors-0.04%
Beijing United Information Technology Co. Ltd., A Shares (China)(b)	437,165	1,248,998
Total Common Stocks & Other Equity Interests (Cost $2,808,047,954)		3,047,628,724
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value

Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $4,225,162)	4,225,162	$4,225,162
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,812,273,116)		3,051,853,886
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.19%
Invesco Private Government Fund, 3.69%(e)(f)(g)	41,576,999	41,576,999
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	177,836,644	$177,854,428
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $219,428,931)		219,431,427
TOTAL INVESTMENTS IN SECURITIES-107.22% (Cost $3,031,702,047)		3,271,285,313
OTHER ASSETS LESS LIABILITIES-(7.22)%		(220,220,397)
NET ASSETS-100.00%		$3,051,064,916

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $707,099,804, which represented 23.18% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$940,970	$939,629,116	$(936,344,924)	$-	$-	$4,225,162	$347,451
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	53,202,496	386,767,068	(398,392,565)	-	-	41,576,999	2,516,547 *
Invesco Private Prime Fund	138,564,622	928,224,182	(888,900,046)	3,229	(37,559)	177,854,428	3,190,982 *
Total	$192,708,088	$2,254,620,366	$(2,223,637,535)	$3,229	$(37,559)	$223,656,589	$6,054,980

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.89%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Australia-1.79%
Mineral Resources Ltd.(a)	106,199	$4,308,174
PLS Group Ltd.(a)	1,484,368	4,305,056
Sandfire Resources Ltd.(a)	313,114	4,137,153
		12,750,383
Austria-2.52%
BAWAG Group AG(b)	34,238	6,927,664
Erste Group Bank AG	36,859	4,807,465
Raiffeisen Bank International AG	90,900	6,227,000
		17,962,129
Canada-20.42%
Aritzia, Inc.(a)	50,178	4,996,160
Bombardier, Inc., Class B(a)	95,027	22,878,012
Capital Power Corp.	82,187	3,859,042
Constellation Software, Inc.	11,347	24,289,787
Exchange Income Corp.	68,416	6,122,985
Finning International, Inc.	73,563	4,871,513
Keyera Corp.	102,030	4,331,829
Loblaw Cos. Ltd.	89,811	4,213,182
National Bank of Canada	30,375	4,909,671
Royal Bank of Canada	83,086	17,377,669
Tamarack Valley Energy Ltd.	463,096	4,426,786
TMX Group Ltd.	137,218	5,011,976
Toromont Industries Ltd.	134,382	20,199,688
Toronto-Dominion Bank (The)	152,181	18,228,959
		145,717,259
Chile-0.51%
Lundin Mining Corp.	148,427	3,672,453
China-1.19%
Kingboard Holdings Ltd.	543,000	2,715,822
Kingboard Laminates Holdings Ltd.(c)	1,544,500	5,754,397
		8,470,219
Denmark-3.34%
AL Sydbank A/S	70,680	6,790,602
Danske Bank A/S	74,912	4,301,375
NKT A/S(a)	25,626	3,489,688
Ringkjoebing Landbobank A/S	34,618	9,281,029
		23,862,694
France-2.27%
Legrand S.A.	28,576	4,334,596
Nexans S.A.	28,538	4,337,150
Societe Generale S.A.	45,144	4,233,820
Technip Energies N.V.	95,733	3,303,628
		16,209,194
Georgia-2.25%
Lion Finance Group PLC	102,149	16,021,871
Germany-2.87%
Allianz SE	9,523	4,732,737
HOCHTIEF AG	18,947	9,688,912
thyssenkrupp AG	434,175	6,078,994
		20,500,643
Greece-2.34%
Piraeus Bank S.A.(a)	1,105,964	12,870,960
Public Power Corp. S.A.	149,692	3,848,582
		16,719,542
Hong Kong-0.44%
ASMPT Ltd.	162,900	3,126,299
	Shares	Value
Ireland-2.83%
AIB Group PLC	733,742	$8,707,186
Bank of Ireland Group PLC	546,706	11,454,896
		20,162,082
Italy-6.45%
Azimut Holding S.p.A.	94,309	3,996,746
Banca Mediolanum S.p.A.	173,484	4,638,020
BPER Banca S.p.A.	808,776	13,112,355
Intesa Sanpaolo S.p.A.	610,391	4,603,735
Prysmian S.p.A.	43,148	5,940,715
Unipol Assicurazioni S.p.A.	440,265	13,744,621
		46,036,192
Japan-14.22%
77 Bank Ltd. (The)	298,192	6,455,896
Asics Corp.	216,718	6,384,994
Ebara Corp.(c)	175,191	5,942,832
Fuji Corp.	79,214	3,536,324
Hachijuni Nagano Bank Ltd.	304,501	4,727,780
Ibiden Co. Ltd.	96,153	9,612,170
JX Advanced Metals Corp.	362,539	8,393,043
Kokusai Electric Corp.	72,140	3,244,917
Lasertec Corp.	12,654	2,904,842
Mebuki Financial Group, Inc.	484,650	4,487,377
Mitsubishi UFJ Financial Group, Inc.	209,842	4,683,603
Mizuho Financial Group, Inc.	93,662	4,852,172
Murata Manufacturing Co. Ltd.	76,524	3,484,139
NGK Corp.	95,555	3,266,893
Nikkon Holdings Co. Ltd.(c)	119,867	3,780,506
Niterra Co. Ltd.	74,531	4,349,229
Resonac Holdings Corp.(c)	60,346	5,022,981
SCREEN Holdings Co. Ltd.	57,393	4,374,905
SUMCO Corp.	174,968	3,554,423
Taiyo Yuden Co. Ltd.	67,456	4,168,412
Toyota Tsusho Corp.	102,530	4,252,336
		101,479,774
Netherlands-0.81%
ING Groep N.V.	164,967	5,784,130
Norway-0.70%
SpareBank 1 Sor-Norge ASA, Class B	223,983	5,014,105
Portugal-1.48%
Banco Comercial Portugues S.A., Class R	8,571,417	10,537,101
Singapore-2.44%
DBS Group Holdings Ltd.	86,675	4,995,607
Oversea-Chinese Banking Corp. Ltd.	548,268	12,439,838
		17,435,445
South Korea-6.80%
Hana Financial Group, Inc.	48,151	4,162,129
HD Hyundai Electric Co. Ltd.	30,186	13,958,886
Jusung Engineering Co. Ltd.	63,901	5,273,509
Samsung Electronics Co. Ltd.	28,529	4,965,610
SK hynix, Inc.	11,358	12,898,778
SK Square Co. Ltd.(a)	4,024	2,766,957
SK, Inc.	12,073	4,510,427
		48,536,296
Spain-4.75%
ACS Actividades de Construccion y Servicios S.A.	51,977	6,610,623
Banco Bilbao Vizcaya Argentaria S.A.	212,392	5,940,334
Banco Santander S.A.	355,321	5,042,082
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Developed Markets Momentum ETF (PIZ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Spain-(continued)
Bankinter S.A.	232,171	$4,261,143
CaixaBank S.A.	537,136	7,785,036
Iberdrola S.A.(c)	179,772	4,260,607
		33,899,825
Sweden-6.24%
Atlas Copco AB, Class A	403,075	8,501,014
Industrivarden AB, Class A	81,918	4,714,831
Investor AB, Class B	384,369	16,572,943
Swedbank AB, Class A	369,780	14,763,590
		44,552,378
Switzerland-8.04%
ABB Ltd.	124,229	12,247,212
Accelleron Industries AG	43,437	3,929,719
Belimo Holding AG	17,691	18,434,383
Huber + Suhner AG	13,312	3,135,527
Swiss Life Holding AG	8,680	10,234,786
VAT Group AG(b)	12,592	9,417,849
		57,399,476
United Kingdom-2.28%
Diploma PLC	67,899	6,714,255
HSBC Holdings PLC	239,000	5,082,027
Lloyds Banking Group PLC	2,880,145	4,444,996
		16,241,278
	Shares	Value
United States-2.95%
Ferrovial N.V.	106,568	$6,965,110
InterContinental Hotels Group PLC	86,928	14,056,881
		21,021,991
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $675,092,968)		713,112,759
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.35%
Invesco Private Government Fund, 3.69%(d)(e)(f)	6,634,749	6,634,749
Invesco Private Prime Fund, 3.82%(d)(e)(f)	17,230,106	17,231,829
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $23,865,378)		23,866,578
TOTAL INVESTMENTS IN SECURITIES-103.28% (Cost $698,958,346)		736,979,337
OTHER ASSETS LESS LIABILITIES-(3.28)%		(23,398,729)
NET ASSETS-100.00%		$713,580,608

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $16,345,513, which represented 2.29% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$103,490,194	$(103,490,194)	$-	$-	$-	$48,650
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,185,236	152,127,222	(150,677,709)	-	-	6,634,749	410,640 *
Invesco Private Prime Fund	13,452,730	245,656,126	(241,876,626)	1,200	(1,601)	17,231,829	513,666 *
Total	$18,637,966	$501,273,542	$(496,044,529)	$1,200	$(1,601)	$23,866,578	$972,956

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Brazil-1.46%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	336,469	$1,834,449
Marcopolo S.A., Preference Shares	1	0
Porto Seguro S.A.	138,897	1,495,412
		3,329,861
China-15.70%
China Hongqiao Group Ltd.	548,204	1,725,189
China Shenhua Energy Co. Ltd., H Shares(a)	522,479	2,894,764
CMOC Group Ltd., H Shares	561,526	1,210,339
Contemporary Amperex Technology Co. Ltd., H Shares(a)	14,663	1,160,911
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares(a)	641,649	1,134,795
Dongfang Electric Corp. Ltd., H Shares	432,036	1,184,329
Dongyue Group Ltd.	528,392	798,095
Harbin Electric Co. Ltd., H Shares	1,421,660	2,858,217
Hua Hong Semiconductor Ltd.(a)(b)(c)	103,900	1,693,438
Legend Holdings Corp., H Shares(b)	641,513	1,074,079
Lenovo Group Ltd.	463,937	1,418,954
PetroChina Co. Ltd., H Shares	1,975,090	2,513,480
Sinotruk Hong Kong Ltd.	352,805	1,828,786
Wanguo Gold Group Ltd.(a)	4,673,770	6,287,990
Weichai Power Co. Ltd., H Shares	318,408	1,331,464
WuXi AppTec Co. Ltd., H Shares(b)	96,493	1,979,008
Zijin Mining Group Co. Ltd., H Shares	1,117,235	4,744,244
		35,838,082
Hungary-2.99%
Magyar Telekom Telecommunications PLC	500,094	4,328,405
OTP Bank Nyrt.	16,862	2,494,045
		6,822,450
Malaysia-2.46%
IOI Properties Group Bhd.	1,296,142	1,201,898
KPJ Healthcare Bhd.	1,902,125	1,443,512
Press Metal Aluminium Holdings Bhd.	743,182	1,442,695
Sunway Bhd.	1,186,792	1,531,269
		5,619,374
Mexico-3.05%
Fibra Uno Administracion S.A. de C.V.(a)	800,388	1,438,820
Grupo Mexico S.A.B. de C.V., Class B	223,735	2,678,568
Orbia Advance Corp. S.A.B. de C.V.(c)	1,054,023	1,484,711
Prologis Property Mexico S.A. de C.V.	304,784	1,366,314
		6,968,413
Peru-0.85%
Credicorp Ltd.	4,867	1,949,623
Philippines-1.59%
International Container Terminal Services, Inc.	231,225	3,631,053
South Africa-7.89%
Advtech Ltd.	960,080	2,762,558
Capitec Bank Holdings Ltd.	4,832	1,377,205
Discovery Ltd.	75,961	1,205,886
FirstRand Ltd.	225,095	1,343,757
MTN Group Ltd.	98,786	1,222,437
OUTsurance Group Ltd.	429,059	2,143,696
PSG Financial Services Ltd.	913,663	1,859,986
Resilient REIT Ltd.(a)	279,364	1,405,892
	Shares	Value
South Africa-(continued)
Standard Bank Group Ltd.	74,923	$1,489,165
Vukile Property Fund Ltd.	2,094,531	3,199,158
		18,009,740
Taiwan-55.63%
Accton Technology Corp.	96,800	6,274,285
AP Memory Technology Corp.	54,431	1,092,302
ASE Technology Holding Co. Ltd.	202,056	3,447,986
Bizlink Holding, Inc.	53,821	3,426,740
Cathay Financial Holding Co. Ltd.	367,747	1,144,532
Chenbro Micom Co. Ltd.	53,596	1,703,123
Chroma ATE, Inc.	77,900	4,894,151
Compeq Manufacturing Co. Ltd.	387,285	1,981,462
CTBC Financial Holding Co. Ltd.	721,343	1,439,754
Delta Electronics, Inc.	39,773	1,956,737
Elite Semiconductor Microelectronics Technology, Inc.	230,536	1,249,855
First Financial Holding Co. Ltd.	1,331,817	1,513,024
Fositek Corp.	29,209	1,194,636
Fubon Financial Holding Co. Ltd.	339,855	1,354,652
Global Unichip Corp.	12,000	1,374,135
Gold Circuit Electronics Ltd.	76,905	1,843,279
Hua Nan Financial Holdings Co. Ltd.	1,192,170	1,601,334
I-Chiun Precision Industry Co. Ltd.	190,624	1,079,989
ITEQ Corp.	218,995	1,747,374
Jentech Precision Industrial Co. Ltd.	13,400	1,387,977
King Slide Works Co. Ltd.	11,500	2,755,648
King Yuan Electronics Co. Ltd.	165,268	1,116,250
Kinik Co.	65,821	1,280,538
Kinsus Interconnect Technology Corp.	181,000	3,431,962
Marketech International Corp.	377,492	5,373,074
Mega Union Technology, Inc.	148,423	3,270,432
Nan Ya Plastics Corp.	430,318	2,044,584
Nan Ya Printed Circuit Board Corp.	140,771	3,875,851
Powerchip Semiconductor Manufacturing Corp.(c)	873,875	1,429,233
President Securities Corp.	1,429,907	1,899,390
Sanyang Motor Co. Ltd.	1,050,791	2,100,180
Scientech Corp.	54,022	1,061,840
Sigurd Microelectronics Corp.	879,000	4,994,393
SinoPac Financial Holdings Co. Ltd.	1,981,374	2,471,050
Supreme Electronics Co. Ltd.	1,604,500	3,925,674
Taichung Commercial Bank Co. Ltd.	2,524,697	1,597,068
Taiwan Glass Industry Corp.(c)	816,811	1,128,769
Taiwan Semiconductor Manufacturing Co. Ltd.	93,000	6,878,771
Topco Scientific Co. Ltd.	445,466	6,799,570
Transcend Information, Inc.	177,224	1,573,913
Tripod Technology Corp.	274,427	3,081,278
TS Financial Holding Co. Ltd.	1,934,719	2,130,328
Unimicron Technology Corp.	149,331	3,503,750
United Integrated Services Co. Ltd.	180,734	6,048,440
Walsin Technology Corp.	172,564	1,128,080
WinWay Technology Co. Ltd.	14,700	2,580,173
WNC Corp.	158,988	1,065,563
Yankey Engineering Co. Ltd.	257,000	5,115,756
Zhen Ding Technology Holding Ltd.	130,821	1,641,406
		127,010,291
Thailand-4.41%
Kasikornbank PCL, NVDR	214,722	1,566,629
KCE Electronics PCL, NVDR	1,152,275	1,434,135
Kiatnakin Phatra Bank PCL, NVDR	477,644	1,581,981
Krung Thai Bank PCL, NVDR	1,615,093	2,133,533
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright Emerging Markets Momentum ETF (PIE)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Thailand-(continued)
SCG Packaging PCL, NVDR	1,711,479	$1,553,497
Thanachart Capital PCL, NVDR	768,872	1,794,462
		10,064,237
Turkey-2.17%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	495,603	3,569,912
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	224,302	1,394,214
		4,964,126
United Kingdom-1.00%
Investec PLC	260,178	2,273,747
United States-0.58%
GCC S.A.B. de C.V.	114,542	1,317,434
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.78% (Cost $194,417,516)		227,798,431
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.51%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,857,132	$2,857,132
Invesco Private Prime Fund, 3.82%(d)(e)(f)	7,425,607	7,426,350
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $10,283,384)		10,283,482
TOTAL INVESTMENTS IN SECURITIES-104.29% (Cost $204,700,900)		238,081,913
OTHER ASSETS LESS LIABILITIES-(4.29)%		(9,789,100)
NET ASSETS-100.00%		$228,292,813

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $4,746,525, which represented 2.08% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$52,013,071	$(52,013,071)	$-	$-	$-	$16,740
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	877,193	17,723,595	(15,743,656)	-	-	2,857,132	110,595 *
Invesco Private Prime Fund	2,282,754	42,746,989	(37,602,787)	98	(704)	7,426,350	134,248 *
Total	$3,159,947	$112,483,655	$(105,359,514)	$98	$(704)	$10,283,482	$261,583

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Austria-1.08%
Verbund AG(a)	28,815	$1,973,377
Belgium-1.03%
Elia Group S.A./N.V.	13,181	1,884,379
Canada-3.02%
Ballard Power Systems, Inc.(b)	501,644	1,333,808
Canadian Solar, Inc.(a)(b)	116,280	1,753,502
NFI Group, Inc.(b)	135,445	2,434,988
		5,522,298
Chile-0.88%
Sociedad Quimica y Minera de Chile S.A., ADR	23,866	1,600,454
China-13.98%
BYD Co. Ltd., H Shares	165,715	1,981,298
CALB Group Co. Ltd., H Shares(b)(c)	513,795	1,109,370
China Datang Corp. Renewable Power Co. Ltd., H Shares(a)	9,433,571	1,539,685
Contemporary Amperex Technology Co. Ltd., H Shares(a)	23,718	1,877,822
Flat Glass Group Co. Ltd., H Shares(a)	1,952,630	1,733,359
Ganfeng Lithium Group Co. Ltd., H Shares(c)	210,337	988,203
Hainan Drinda New Energy Technology Co. Ltd., H Shares(b)	383,546	738,112
JinkoSolar Holding Co. Ltd., ADR(a)	83,428	1,263,100
NIO, Inc., ADR(a)(b)	331,445	1,617,452
REPT BATTERO Energy Co. Ltd., H Shares(b)	1,002,746	1,378,274
Tianneng Power International Ltd.	2,617,543	1,692,285
Wasion Holdings Ltd.	595,223	1,339,781
Xinyi Energy Holdings Ltd.	12,480,625	1,430,919
Xinyi Solar Holdings Ltd.	5,247,534	1,473,216
XPeng, Inc., ADR(a)(b)	128,507	1,670,591
Yadea Group Holdings Ltd.(c)	1,357,750	1,861,090
Zhejiang Leapmotor Technology Co. Ltd., H Shares(a)(b)(c)	362,333	1,849,916
		25,544,473
Denmark-2.95%
NKT A/S(b)	12,550	1,709,029
Orsted A/S(b)(c)	81,536	1,813,748
Vestas Wind Systems A/S	69,427	1,864,556
		5,387,333
Finland-0.87%
Kempower OYJ(a)(b)	134,464	1,591,285
France-3.96%
Legrand S.A.	11,464	1,738,935
Nexans S.A.	10,563	1,605,344
Rexel S.A.	46,587	1,928,804
SPIE S.A.	36,677	1,968,071
		7,241,154
Germany-3.59%
Nordex SE(b)	38,472	1,715,042
SMA Solar Technology AG(b)	27,412	1,678,107
Verbio SE(b)	42,634	1,419,771
Wacker Chemie AG(b)	17,086	1,746,076
		6,558,996
Ireland-1.19%
Kingspan Group PLC	23,349	2,165,254
Israel-2.83%
Energix-Renewable Energies Ltd.	261,943	1,894,665
	Shares	Value
Israel-(continued)
Enlight Renewable Energy Ltd.(b)	22,867	$1,937,135
OY Nofar Energy Ltd.(a)(b)	22,737	1,334,436
		5,166,236
Italy-3.04%
ERG S.p.A.(a)	76,911	1,947,975
Prysmian S.p.A.	11,344	1,561,868
Terna S.p.A.	178,969	2,047,099
		5,556,942
Japan-5.51%
GS Yuasa Corp.	52,094	1,753,043
RENOVA, Inc.(a)(b)	251,600	1,459,944
Sanyo Denki Co. Ltd.	43,747	1,479,827
Tamura Corp.	343,431	1,704,923
Toyo Tanso Co. Ltd.(a)	49,359	2,001,568
West Holdings Corp.(a)	106,693	1,674,784
		10,074,089
Netherlands-1.00%
Alfen N.V.(b)(c)	128,056	1,830,826
New Zealand-1.08%
Mercury NZ Ltd.	498,733	1,963,390
South Africa-0.97%
Scatec ASA(b)(c)	183,664	1,774,783
South Korea-6.34%
CS Wind Corp.(b)	55,851	1,453,881
Doosan Fuel Cell Co. Ltd.(b)	33,571	572,185
Ecopro BM Co. Ltd.(a)	14,777	1,055,547
HD Hyundai Electric Co. Ltd.	2,438	1,127,402
LG Energy Solution Ltd.(b)	6,987	1,580,670
Lotte Energy Materials Corp.(a)(b)	46,167	862,205
LS Corp.(a)	6,119	1,104,283
LS Electric Co. Ltd.	11,030	1,388,854
OCI Holdings Co. Ltd.(a)	8,474	1,117,290
Samsung SDI Co. Ltd.(b)	4,856	1,324,141
		11,586,458
Spain-4.72%
Acciona S.A.(a)	6,801	1,866,365
Corporacion ACCIONA Energias Renovables S.A.	74,457	1,859,854
EDP Renovaveis S.A.	125,252	1,939,149
Grenergy Renovables S.A.(b)	14,538	1,539,070
Solaria Energia y Medio Ambiente S.A.(b)	73,501	1,419,132
		8,623,570
Sweden-1.02%
NIBE Industrier AB, Class B(a)	465,001	1,860,494
Switzerland-1.06%
Landis+Gyr Group AG(b)	34,114	1,931,067
Taiwan-13.73%
AcBel Polytech, Inc.	1,296,005	1,673,551
Allis Electric Co. Ltd.	571,956	1,712,432
Chung-Hsin Electric and Machinery Manufacturing Corp.	427,540	2,014,428
Delta Electronics, Inc.	30,699	1,510,318
Fortune Electric Co. Ltd.	74,858	1,617,749
J & V Energy Technology Co. Ltd.	792,467	1,600,702
Motech Industries, Inc.	2,311,471	1,554,737
Phihong Technology Co. Ltd.(b)	2,643,076	1,708,505
Shihlin Electric & Engineering Corp.	332,204	1,989,686
Sino-American Silicon Products, Inc.	429,026	2,030,834
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
Ta Ya Electric Wire & Cable Co. Ltd.	1,919,491	$1,989,909
Teco Electric and Machinery Co. Ltd.	901,459	1,780,198
TSEC Corp.(b)	1,640,449	1,187,004
Voltronic Power Technology Corp.	92,713	2,719,934
		25,089,987
United Kingdom-1.25%
Ceres Power Holdings PLC(b)	211,021	993,554
ITM Power PLC(a)(b)	936,158	1,292,636
		2,286,190
United States-24.70%
Array Technologies, Inc.(a)(b)	240,317	1,254,455
Atkore, Inc.	27,186	1,983,491
Bloom Energy Corp., Class A(b)	6,828	1,405,271
Blue Bird Corp.(a)(b)	28,663	2,132,241
Core & Main, Inc., Class A(b)	43,130	1,896,426
Darling Ingredients, Inc.(b)	33,081	2,006,032
Enphase Energy, Inc.(a)(b)	43,148	1,619,776
Eos Energy Enterprises, Inc.(a)(b)	253,554	857,012
EVgo, Inc.(a)(b)	1,067,802	1,687,127
First Solar, Inc.(b)	8,944	1,887,452
Green Plains, Inc.(a)(b)	124,498	2,097,791
HA Sustainable Infrastructure Capital, Inc.(a)	50,050	1,895,393
Hubbell, Inc.	4,308	2,035,745
Itron, Inc.(b)	25,477	2,539,038
Littelfuse, Inc.	4,504	1,991,353
Lucid Group, Inc.(a)(b)	331,284	2,444,876
Ormat Technologies, Inc.	15,293	1,492,291
Plug Power, Inc.(a)(b)	546,580	1,125,955
QuantumScape Corp.(a)(b)	240,876	1,257,373
	Shares	Value
United States-(continued)
Rivian Automotive, Inc., Class A(b)	143,096	$2,177,921
SES AI Corp.(a)(b)	1,900,492	1,046,031
Shoals Technologies Group, Inc., Class A(a)(b)	223,226	1,950,995
Signify N.V.	85,186	1,452,768
SolarEdge Technologies, Inc.(a)(b)	41,233	1,698,800
Sunrun, Inc.(a)(b)	141,306	1,386,212
Universal Display Corp.(a)	22,398	1,795,424
		45,117,249
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $169,391,987)		182,330,284
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.70%
Invesco Private Government Fund, 3.69%(d)(e)(f)	12,038,628	12,038,628
Invesco Private Prime Fund, 3.82%(d)(e)(f)	31,258,061	31,261,187
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,300,370)		43,299,815
TOTAL INVESTMENTS IN SECURITIES-123.50% (Cost $212,692,357)		225,630,099
OTHER ASSETS LESS LIABILITIES-(23.50)%		(42,931,987)
NET ASSETS-100.00%		$182,698,112

Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $11,227,936, which represented 6.15% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,121,419	$(16,121,419)	$-	$-	$-	$4,331
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
July 31, 2026
(Unaudited)
	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,186,590	$53,714,047	$(46,862,009)	$-	$-	$12,038,628	$678,502 *
Invesco Private Prime Fund	13,486,928	111,053,737	(93,273,293)	(364)	(5,821)	31,261,187	887,035 *
Total	$18,673,518	$180,889,203	$(156,256,721)	$(364)	$(5,821)	$43,299,815	$1,569,868

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Brazil-10.25%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3,278,333	$17,873,662
Cia de Saneamento de Minas Gerais COPASA MG	803,200	10,144,636
		28,018,298
Canada-2.36%
Stantec, Inc.	91,585	6,458,641
Chile-0.18%
Aguas Andinas S.A., Class A	1,341,053	490,360
France-3.83%
Veolia Environnement S.A.	263,445	10,459,734
Germany-2.05%
GEA Group AG	78,182	5,541,649
KSB SE & Co. KGaA	56	61,174
		5,602,823
India-2.53%
Astral Ltd.	159,592	2,421,569
Jindal Saw Ltd.	1,097,990	2,956,648
VA Tech Wabag Ltd.	73,999	1,532,931
		6,911,148
Japan-11.13%
Ebara Corp.(a)	522,003	17,707,395
Ebara Jitsugyo Co. Ltd.	16,242	242,968
Kitz Corp.	62,988	854,511
Kurita Water Industries Ltd.	94,071	5,051,315
METAWATER Co. Ltd.	29,288	561,334
Miura Co. Ltd.	77,609	1,554,919
Organo Corp.(a)	49,588	4,458,135
		30,430,577
Netherlands-0.67%
Arcadis N.V.(a)	38,979	1,830,284
Philippines-0.09%
Manila Water Co., Inc.	434,623	251,908
South Korea-1.74%
Coway Co. Ltd.	75,087	4,757,056
Switzerland-8.28%
Belimo Holding AG	5,207	5,425,800
Geberit AG	16,251	10,699,853
Georg Fischer AG	65,238	4,179,993
Sulzer AG(a)	12,849	2,331,795
		22,637,441
United Kingdom-6.93%
Genuit Group PLC	339,988	1,248,598
	Shares	Value
United Kingdom-(continued)
Halma PLC	131,736	$6,284,633
Severn Trent PLC	128,042	5,184,905
United Utilities Group PLC	334,551	6,221,552
		18,939,688
United States-49.82%
Agilent Technologies, Inc.	56,131	7,766,846
American Water Works Co., Inc.	58,533	7,853,373
Consolidated Water Co. Ltd.(a)	31,531	920,705
Ecolab, Inc.	83,414	23,158,229
Ferguson Enterprises, Inc.	47,250	11,072,093
IDEX Corp.	21,141	4,871,943
IDEXX Laboratories, Inc.(b)	18,947	10,592,699
Pentair PLC	301,438	19,726,103
Roper Technologies, Inc.	65,597	25,712,056
Veralto Corp.	64,317	6,056,732
Waters Corp.(b)	27,836	10,502,801
Xylem, Inc.	68,124	7,968,464
		136,202,044
Total Common Stocks & Other Equity Interests (Cost $213,141,000)		272,990,002
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(c)(d) (Cost $76,696)	76,696	76,696
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $213,217,696)		273,066,698
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.34%
Invesco Private Government Fund, 3.69%(c)(d)(e)	4,064,699	4,064,699
Invesco Private Prime Fund, 3.82%(c)(d)(e)	10,545,193	10,546,248
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,611,348)		14,610,947
TOTAL INVESTMENTS IN SECURITIES-105.23% (Cost $227,829,044)		287,677,645
OTHER ASSETS LESS LIABILITIES-(5.23)%		(14,307,910)
NET ASSETS-100.00%		$273,369,735

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
July 31, 2026
(Unaudited)

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$61,691	$4,239,097	$(4,224,092)	$-	$-	$76,696	$2,707
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	286,478	38,586,642	(34,808,421)	-	-	4,064,699	305,142 *
Invesco Private Prime Fund	749,464	92,544,968	(82,743,904)	(365)	(3,915)	10,546,248	410,965 *
Total	$1,097,633	$135,370,707	$(121,776,417)	$(365)	$(3,915)	$14,687,643	$718,814

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-0.55%
Dyno Nobel Ltd.	766,958	$2,026,325
Magellan Financial Group Ltd.	88,695	592,545
Orora Ltd.	375,658	382,767
		3,001,637
Brazil-0.14%
Pagseguro Digital Ltd., Class A(a)	77,848	750,455
Canada-4.22%
Air Canada(b)	141,109	2,551,902
Altus Group Ltd.(a)	11,943	398,597
AtkinsRealis Group, Inc.	67,875	4,204,055
Baytex Energy Corp.	338,100	1,540,050
CES Energy Solutions Corp.	84,778	987,470
CGI, Inc., Class A	85,584	6,259,953
Docebo, Inc.(b)	3,830	79,065
EQB, Inc.	10,328	1,046,089
Imperial Oil Ltd.	8	1,037
Lightspeed Commerce, Inc.(a)(b)	42,882	432,228
Mattr Corp.(b)	5	61
North American Construction Group Ltd., Class C(b)	9,776	133,032
Obsidian Energy Ltd.(a)(b)	31,547	338,441
Open Text Corp.(a)	82,930	2,100,960
Secure Waste Infrastructure Corp.	6	103
Superior Plus Corp.	107,837	613,422
Tamarack Valley Energy Ltd.	240,762	2,301,471
		22,987,936
China-9.11%
JD.com, Inc., A Shares	988,550	16,263,281
Linklogis, Inc., B Shares(c)	691,600	179,263
Meituan, B Shares(b)(c)	2,812,200	33,205,567
		49,648,111
Denmark-1.64%
Alm Brand A/S	338,939	889,349
FLSmidth & Co. A/S	21,729	1,626,908
ISS A/S	71,568	3,164,788
Jyske Bank A/S	20,474	3,242,364
Pandora A/S	5	625
		8,924,034
France-5.09%
Eurazeo SE	21,900	1,201,469
Societe Generale S.A.	282,865	26,528,433
		27,729,902
Georgia-0.13%
Georgia Capital PLC(b)	13,660	729,313
Germany-0.19%
HelloFresh SE(b)	67,923	266,981
Indus Holding AG	11,410	417,366
Nagarro SE(a)	3,702	326,383
		1,010,730
Hong Kong-0.12%
Gushengtang Holdings Ltd.	63,900	239,739
Melco International Development Ltd.(b)	446,000	209,394
Skyworth Group Ltd.(b)	340,386	189,568
		638,701
Indonesia-0.02%
PT Bukalapak.com Tbk(b)	18,147,644	118,752
	Shares	Value
Ireland-2.91%
AIB Group PLC	1,052,891	$12,494,471
Glanbia PLC	104,645	2,771,882
Glenveagh Properties PLC(b)(c)	209,220	577,031
		15,843,384
Israel-0.34%
G City Ltd.	39,517	149,426
Plus500 Ltd.	32,767	1,718,439
		1,867,865
Italy-0.03%
Wiit S.p.A.	5,031	162,076
Japan-28.73%
Aichi Corp.	8,800	80,193
Aida Engineering Ltd.	15,400	115,482
Aisan Industry Co. Ltd.	12,000	178,925
Alps Alpine Co. Ltd.	51,700	707,651
artience Co. Ltd.	11,800	326,670
Asahi Diamond Industrial Co. Ltd.	14,300	99,060
Canon, Inc.	394,400	10,969,900
Coca-Cola Bottlers Japan Holdings, Inc.	38,500	924,494
Daikyonishikawa Corp.	16,800	108,676
eGuarantee, Inc.(b)	8,900	102,960
Fuji Media Holdings, Inc.	44,600	1,114,122
Fukuyama Transporting Co. Ltd.	9,400	350,091
Furukawa Co. Ltd.	7,300	159,853
GLOBERIDE, Inc.	6,400	102,024
H2O Retailing Corp.	30,400	543,444
Hokuetsu Corp.	37,300	213,306
Honda Motor Co. Ltd.	1,340,209	13,498,620
Ichigo, Inc.	56,700	147,425
Japan Post Holdings Co. Ltd.	514,900	7,611,876
Japan Pulp & Paper Co. Ltd.	33,100	230,514
Kaga Electronics Co. Ltd.	13,500	391,784
Koito Manufacturing Co. Ltd.	74,600	1,245,852
Kurabo Industries Ltd.(a)	4,525	278,847
Kuraray Co. Ltd.	83,100	952,395
Kureha Corp.	10,770	287,859
Kusuri no Aoki Holdings Co. Ltd.	20,000	504,116
KYB Corp.	11,400	319,624
Kyocera Corp.	381,900	8,703,351
Maxell Ltd.	12,072	155,089
Medley, Inc.(b)	7,100	91,367
Megachips Corp.(a)	4,651	259,362
Megmilk Snow Brand Co. Ltd.	14,800	348,623
Mitsubishi Corp.	935,500	27,943,620
Nihon Parkerizing Co. Ltd.	37,300	385,909
Nippon Denko Co. Ltd.	31,700	85,210
Nippon Electric Glass Co. Ltd.	24,502	806,554
Nippon Express Holdings, Inc., Class H	66,900	2,206,248
Nippon Kayaku Co. Ltd.	44,100	529,556
Nippon Yusen K.K.(a)	112,642	4,321,912
Nishikawa Rubber Co. Ltd.(b)	8,000	165,552
Obara Group, Inc.	3,800	135,992
Ohsho Food Service Corp.	16,200	307,263
Oji Holdings Corp.	270,400	1,485,754
Optorun Co. Ltd.	11,300	213,261
Pacific Metals Co. Ltd.	5,800	89,937
Pilot Corp.	33,200	376,819
Quants Research Institute Holdings, Inc.(b)	6,700	38,985
Raito Kogyo Co. Ltd.	11,984	282,130
Riken Technos Corp.	1,600	22,268
Sakai Chemical Industry Co. Ltd.	4,000	100,989
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Sanken Electric Co. Ltd.(b)	5,500	$280,931
Sankyo Co. Ltd.	68,100	789,691
Santen Pharmaceutical Co. Ltd.	95,275	1,123,989
Sega Sammy Holdings, Inc.	43,700	754,355
Seria Co. Ltd.	19,238	465,772
Seven & i Holdings Co. Ltd.	708,600	9,389,042
Shin-Etsu Chemical Co. Ltd.	551,600	19,649,796
Sinko Industries Ltd.	16,200	123,878
Sompo Holdings, Inc.	276,377	12,260,962
Stanley Electric Co. Ltd.	27,996	609,593
Suruga Bank Ltd.	42,284	684,249
Suzuken Co. Ltd.	21,221	676,504
T&D Holdings, Inc.	135,637	4,271,492
Taisei Corp.	45,400	3,674,740
Takara Standard Co. Ltd.	14,100	265,335
TIS, Inc.	59,500	1,425,400
Tokyo Gas Co. Ltd.	93,075	3,590,440
Toray Industries, Inc.	444,800	3,192,704
Toyo Seikan Group Holdings Ltd.	34,006	863,406
Toyoda Gosei Co. Ltd.	27,200	938,330
TSI Holdings Co. Ltd.	16,636	128,131
Tsukishima Holdings Co. Ltd.	11,300	192,348
Ushio, Inc.	22,694	526,266
		156,498,868
Luxembourg-2.69%
ArcelorMittal S.A.	207,640	14,634,082
Malaysia-0.02%
Tanco Holdings Bhd.(b)	1,510,700	96,137
Mexico-0.40%
Grupo Financiero Inbursa S.A.B. de C.V., Class O	844,900	2,166,498
Netherlands-5.09%
ING Groep N.V.(a)	790,944	27,732,352
New Zealand-0.25%
Mercury NZ Ltd.	350,936	1,381,549
Norway-3.34%
Equinor ASA	394,903	16,199,684
Vend Marketplaces ASA, Class B	77,863	1,973,822
		18,173,506
South Africa-0.07%
African Rainbow Minerals Ltd.	38,812	396,431
South Korea-0.82%
AhnLab, Inc.	3,579	131,827
Daeduck Co. Ltd.(b)	7,391	71,593
Eugene Investment & Securities Co. Ltd.	35,053	101,788
Hana Tour Service, Inc.	5,449	117,144
Hanwha Corp.	16,589	975,071
HL Holdings Corp.(b)	427	11,154
InBody Co. Ltd.	942	30,142
Meritz Financial Group, Inc.(b)	29,437	2,526,061
Misto Holdings Corp.	13,876	435,401
NHN Corp.(b)	1,795	46,106
SFA Engineering Corp.	1,196	16,511
		4,462,798
Spain-1.48%
Banco de Sabadell S.A.	2,112,770	8,093,120
Sweden-0.34%
Altra Fastigheter AB	75,308	615,418
	Shares	Value
Sweden-(continued)
Ambea AB(c)	36,359	$550,099
Boozt AB(b)(c)	24,530	430,432
Truecaller AB, Class B	127,657	235,626
		1,831,575
Switzerland-1.83%
Geberit AG	15,173	9,990,084
Taiwan-0.48%
AmTran Technology Co. Ltd.	307,000	246,733
Catcher Technology Co. Ltd.	270,000	1,516,822
J & V Energy Technology Co. Ltd.	41,000	82,816
Nan Kang Rubber Tire Co. Ltd.	254,000	261,317
Run Long Construction Co. Ltd.	270,000	274,938
Swancor Holding Co. Ltd.	36,000	102,367
USI Corp.	408,000	140,801
		2,625,794
Thailand-0.41%
Bangkok Life Assurance PCL, NVDR	669,300	521,129
Charoen Pokphand Foods PCL, NVDR	2,378,300	1,596,252
Prima Marine PCL, NVDR	390,700	118,172
		2,235,553
United Kingdom-22.91%
Auto Trader Group PLC(c)	376,394	2,653,844
Berkeley Group Holdings PLC (The)(b)	39,409	1,858,632
Centrica PLC	2,321,608	4,837,532
Computacenter PLC	3	186
DCC PLC	36,922	3,152,360
Drax Group PLC	168,992	1,679,275
Future PLC	38,367	157,462
Grafton Group PLC	83,518	1,091,201
Imperial Brands PLC	321,077	12,167,073
Inchcape PLC	165,705	1,872,600
International Consolidated Airlines Group S.A.(a)	1,469,151	8,599,257
IP Group PLC(b)	364,073	308,207
J D Wetherspoon PLC	30,548	321,250
JET2 PLC	80,597	1,670,234
Johnson Service Group PLC	148,253	301,536
Mears Group PLC	36,627	212,443
Moonpig Group PLC	101,540	375,777
On the Beach Group PLC(c)	52,211	131,863
Paragon Banking Group PLC	85,145	963,328
PayPoint PLC	18,410	153,449
Pearson PLC	265,866	4,479,738
QinetiQ Group PLC	221,192	1,512,109
Shell PLC	642,757	29,376,429
Smiths Group PLC	134,198	4,785,046
Standard Chartered PLC	902,960	26,658,750
Trainline PLC(b)(c)	154,713	493,223
Vodafone Group PLC	9,463,904	14,996,839
		124,809,643
United States-6.59%
A.P. Moller - Maersk A/S, Class B	1,798	4,830,865
Novartis AG	159,452	24,918,507
Sinch AB(b)(c)	252,160	1,064,461
Tenaris S.A.	177,597	5,083,708
		35,897,541
Total Common Stocks & Other Equity Interests (Cost $509,069,863)		544,438,427
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $765,575)	765,575	$765,575
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $509,835,438)		545,204,002
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.34%
Invesco Private Government Fund, 3.69%(d)(e)(f)	11,963,244	11,963,244
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(d)(e)(f)	33,487,418	$33,490,767
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,452,448)		45,454,011
TOTAL INVESTMENTS IN SECURITIES-108.42% (Cost $555,287,886)		590,658,013
OTHER ASSETS LESS LIABILITIES-(8.42)%		(45,858,572)
NET ASSETS-100.00%		$544,799,441

Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $39,285,783, which represented 7.21% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$20,462	$25,645,001	$(24,899,888)	$-	$-	$765,575	$15,568
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,631,740	132,692,034	(123,360,530)	-	-	11,963,244	583,359 *
Invesco Private Prime Fund	6,858,390	247,297,270	(220,652,955)	1,688	(13,626)	33,490,767	783,973 *
Total	$9,510,592	$405,634,305	$(368,913,373)	$1,688	$(13,626)	$46,219,586	$1,382,900

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Climate 500 ETF (KLMT)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Australia-1.63%
AngloGold Ashanti PLC	17,316	$1,307,112
ANZ Group Holdings Ltd.	76,571	1,997,493
BHP Group Ltd.	112,542	4,734,946
Commonwealth Bank of Australia	29,184	3,641,402
CSL Ltd.	16,740	1,444,671
Goodman Group	75,899	1,577,218
Macquarie Group Ltd.	10,405	1,843,672
National Australia Bank Ltd.	64,369	1,860,424
Telstra Group Ltd.	348,955	1,229,666
Transurban Group	181,442	1,880,751
Wesfarmers Ltd.	28,764	1,798,315
Westpac Banking Corp.	76,565	2,026,545
		25,342,215
Belgium-0.21%
Anheuser-Busch InBev S.A./N.V.	20,677	1,791,832
Groupe Bruxelles Lambert N.V.	16,182	1,456,275
		3,248,107
Brazil-0.51%
Itau Unibanco Holding S.A., Preference Shares	252,800	2,134,096
Itausa S.A., Preference Shares	674,802	1,835,545
MercadoLibre, Inc.(a)	874	1,641,328
NU Holdings Ltd., Class A(a)(b)	82,619	1,183,930
Telefonica Brasil S.A.	187,800	1,206,128
		8,001,027
Canada-2.89%
Agnico Eagle Mines Ltd.	14,407	2,090,111
Bank of Montreal(b)	14,813	2,655,327
Bank of Nova Scotia (The)	28,368	2,486,662
Brookfield Corp.	45,994	1,953,397
Cameco Corp.	11,818	1,019,169
Canadian Imperial Bank of Commerce	19,911	2,356,647
Canadian National Railway Co.	13,928	1,769,730
Canadian Pacific Kansas City Ltd.(b)	20,849	1,850,602
Celestica, Inc.(a)	2,851	942,719
CGI, Inc., Class A	16,648	1,217,701
Element Fleet Management Corp.(b)	54,463	1,221,375
Enbridge, Inc.	44,990	2,446,332
Franco-Nevada Corp.	7,233	1,537,705
Loblaw Cos. Ltd.	25,725	1,206,802
Manulife Financial Corp.	44,855	1,990,713
National Bank of Canada	10,869	1,756,814
Restaurant Brands International, Inc.(b)	14,343	1,060,044
Royal Bank of Canada	25,395	5,311,435
Shopify, Inc., Class A(a)	21,626	2,530,960
Toronto-Dominion Bank (The)	30,931	3,705,061
Wheaton Precious Metals Corp.	22,440	2,439,071
Whitecap Resources, Inc.(b)	124,027	1,462,314
		45,010,691
China-2.00%
Alibaba Group Holding Ltd.	298,563	4,548,594
Bank of China Ltd., H Shares	2,402,327	1,685,417
BYD Co. Ltd., H Shares	108,101	1,292,462
China Construction Bank Corp., H Shares	1,994,933	2,341,145
China Life Insurance Co. Ltd., H Shares	326,404	1,215,307
Industrial & Commercial Bank of China Ltd., H Shares	1,862,473	1,781,800
Meituan, B Shares(a)(c)	136,726	1,614,418
NetEase, Inc.	55,691	1,481,878
	Shares	Value
China-(continued)
PDD Holdings, Inc., ADR(a)	13,374	$1,184,402
Ping An Insurance (Group) Co. of China Ltd., H Shares	297,540	2,223,081
TE Connectivity PLC	7,884	1,621,660
Tencent Holdings Ltd.	123,836	7,567,521
Trip.com Group Ltd.(a)	23,545	1,103,208
Xiaomi Corp., B Shares(a)(b)(c)	417,148	1,530,874
		31,191,767
Denmark-0.32%
DSV A/S	4,735	1,021,010
Novo Nordisk A/S, Class B	56,471	2,665,103
Novonesis (Novozymes) B, Class B	19,702	1,280,143
		4,966,256
France-1.97%
Airbus SE	11,794	2,762,503
AXA S.A.	32,389	1,674,926
BNP Paribas S.A.	19,784	2,508,261
Danone S.A.	18,130	1,407,084
EssilorLuxottica S.A.	7,030	1,327,933
Hermes International S.C.A.	699	1,235,748
Legrand S.A.	9,207	1,396,578
L’Oreal S.A.	5,007	2,225,068
LVMH Moet Hennessy Louis Vuitton SE	4,638	2,541,149
Orange S.A.	84,660	1,613,503
Safran S.A.	7,683	3,012,470
Schneider Electric SE	11,269	3,777,688
TotalEnergies SE	35,453	3,118,509
Vinci S.A.	14,227	2,004,223
		30,605,643
Germany-2.08%
Allianz SE	6,799	3,378,965
Bayer AG	22,980	1,272,418
Bayerische Motoren Werke AG	15,123	1,034,246
Deutsche Bank AG	41,999	1,542,332
Deutsche Boerse AG	5,356	1,609,683
Deutsche Telekom AG	68,059	2,095,635
E.ON SE	79,179	1,701,930
GEA Group AG	18,498	1,311,164
Infineon Technologies AG	28,731	2,057,192
Mercedes-Benz Group AG	29,968	1,616,693
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	2,824	1,692,553
Rheinmetall AG	956	1,260,935
SAP SE	19,662	3,595,826
Siemens AG	13,717	4,484,198
Siemens Energy AG, Class A	15,284	2,605,280
Volkswagen AG, Preference Shares	12,332	1,063,354
		32,322,404
Greece-0.12%
Piraeus Bank S.A.(a)	154,924	1,802,971
Hong Kong-0.54%
AIA Group Ltd.	273,866	2,761,097
CK Asset Holdings Ltd.	292,822	1,783,767
Hong Kong Exchanges & Clearing Ltd.	48,543	2,529,486
Sino Land Co. Ltd.	964,410	1,313,701
		8,388,051
India-0.72%
Bharti Airtel Ltd.	99,138	2,048,124
HDFC Bank Ltd.	316,404	2,478,016
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
India-(continued)
ICICI Bank Ltd.	149,965	$2,253,848
Infosys Ltd.	92,996	1,104,704
Mahindra & Mahindra Ltd.	44,821	1,595,970
Reliance Industries Ltd.	121,994	1,670,276
		11,150,938
Ireland-0.24%
AIB Group PLC	102,193	1,212,706
Bank of Ireland Group PLC	58,750	1,230,964
Experian PLC	33,423	1,259,169
		3,702,839
Israel-0.06%
Teva Pharmaceutical Industries Ltd., ADR(a)	27,622	967,046
Italy-0.63%
Enel S.p.A.	160,821	1,812,123
Intesa Sanpaolo S.p.A.	400,166	3,018,161
Prysmian S.p.A.	8,027	1,105,176
Terna S.p.A.	137,654	1,574,526
UniCredit S.p.A.	25,101	2,361,986
		9,871,972
Japan-4.95%
Advantest Corp.	13,940	2,752,217
Astellas Pharma, Inc.	75,047	1,029,979
Canon, Inc.(b)	44,269	1,231,305
Daiichi Sankyo Co. Ltd.	50,137	809,680
Daikin Industries Ltd.	8,044	1,164,334
Daiwa House Industry Co. Ltd.	53,461	1,568,783
Denso Corp.	108,134	1,326,766
FANUC Corp.	30,103	1,212,101
Fast Retailing Co. Ltd.	4,122	2,016,896
Fujikura Ltd.	38,426	974,377
Fujitsu Ltd.	43,075	992,099
Hitachi Ltd.	83,273	2,726,846
Hoya Corp.	7,191	1,098,798
Hulic Co. Ltd.(b)	130,103	1,429,372
Japan Tobacco, Inc.	39,229	1,747,781
KDDI Corp.	87,606	1,612,812
Keyence Corp.	4,061	2,035,410
Kioxia Holdings Corp.(a)	5,318	1,481,203
Komatsu Ltd.	30,261	1,312,043
Kyocera Corp.	62,187	1,417,217
Mitsubishi Electric Corp.	54,599	1,965,344
Mitsubishi Estate Co. Ltd.	51,446	1,248,023
Mitsubishi Heavy Industries Ltd.	65,152	1,520,956
Mitsubishi UFJ Financial Group, Inc.	198,384	4,427,864
Mitsui Fudosan Co. Ltd.	126,212	1,228,557
Mizuho Financial Group, Inc.	51,560	2,671,072
Murata Manufacturing Co. Ltd.	42,982	1,956,971
NEC Corp.	33,110	983,244
Nintendo Co. Ltd.	22,479	1,071,489
Panasonic Holdings Corp.	57,690	1,524,316
Recruit Holdings Co. Ltd.	27,407	2,165,735
Secom Co. Ltd.	31,731	1,365,817
Sekisui House Ltd.(b)	76,692	1,677,698
Shin-Etsu Chemical Co. Ltd.	31,705	1,129,436
SoftBank Corp.	988,910	1,386,966
SoftBank Group Corp.	64,283	2,000,746
Sony Group Corp.	114,478	2,673,206
Sumitomo Electric Industries Ltd.	69,428	918,194
Sumitomo Mitsui Financial Group, Inc.	75,936	3,260,430
	Shares	Value
Japan-(continued)
Takeda Pharmaceutical Co. Ltd.	57,148	$1,960,734
Tokio Marine Holdings, Inc.	34,673	1,765,826
Tokyo Electron Ltd.	9,178	3,066,235
Toyota Motor Corp.	193,480	3,658,788
Toyota Tsusho Corp.	37,348	1,548,973
		77,116,639
Mexico-0.32%
Fibra Uno Administracion S.A. de C.V.(b)	722,484	1,298,776
Grupo Financiero Banorte S.A.B. de C.V., Class O	136,901	1,582,649
Southern Copper Corp.	11,594	2,118,340
		4,999,765
Netherlands-1.43%
Akzo Nobel N.V.(b)	21,308	1,489,103
argenx SE(a)	1,322	1,129,737
ASM International N.V.	1,537	1,420,282
ASML Holding N.V.	6,628	10,897,962
ING Groep N.V.	78,434	2,750,080
Koninklijke KPN N.V.	267,455	1,260,033
Nebius Group N.V., Class A(a)(b)	4,152	790,582
NXP Semiconductors N.V.	5,753	1,318,358
Prosus N.V.(a)	27,193	1,260,887
		22,317,024
New Zealand-0.09%
Meridian Energy Ltd.	408,540	1,366,695
Norway-0.34%
Aker BP ASA	38,320	1,365,311
Equinor ASA	42,567	1,746,181
Orkla ASA	93,978	1,043,165
Var Energi ASA	238,316	1,196,456
		5,351,113
Portugal-0.10%
EDP S.A.	313,935	1,612,902
Romania-0.10%
NEPI Rockcastle N.V.(a)	169,514	1,557,529
Singapore-0.85%
CapitaLand Ascendas REIT	956,412	1,913,658
CapitaLand Integrated Commercial Trust	952,530	1,846,667
CapitaLand Investment Ltd.(b)	647,440	1,340,310
DBS Group Holdings Ltd.	50,256	2,896,558
Oversea-Chinese Banking Corp. Ltd.	107,615	2,441,713
Singapore Exchange Ltd.	85,080	1,620,277
Singapore Telecommunications Ltd.	350,476	1,211,336
		13,270,519
South Africa-0.08%
Naspers Ltd.	22,674	1,189,192
South Korea-2.02%
Hyundai Motor Co.	3,674	973,452
KB Financial Group, Inc.	12,885	1,508,020
Samsung Electronics Co. Ltd.	83,306	14,499,811
Shinhan Financial Group Co. Ltd.	21,126	1,466,567
SK hynix, Inc.	9,143	10,383,300
SK Square Co. Ltd.(a)	2,203	1,514,813
Woori Financial Group, Inc.	51,120	1,183,395
		31,529,358
Spain-0.85%
Amadeus IT Group S.A.	19,098	1,176,014
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Spain-(continued)
Banco Bilbao Vizcaya Argentaria S.A.	107,775	$3,014,329
Banco Santander S.A.(b)	268,726	3,813,280
Iberdrola S.A.	147,727	3,501,139
Industria de Diseno Textil S.A.	26,901	1,751,700
		13,256,462
Sweden-0.75%
Assa Abloy AB, Class B	47,460	1,757,755
Atlas Copco AB, Class A	108,783	2,294,277
Boliden AB	40,296	2,023,815
Sandvik AB	52,712	1,967,473
Spotify Technology S.A.(a)	3,006	1,502,820
Volvo AB, Class B	56,292	2,149,250
		11,695,390
Switzerland-2.24%
ABB Ltd.	35,956	3,544,750
Cie Financiere Richemont S.A.	11,385	2,688,758
Givaudan S.A.	451	1,801,244
Lonza Group AG(a)	2,214	1,541,966
Nestle S.A.	45,320	4,526,423
Philip Morris International, Inc.	26,414	5,040,319
Roche Holding AG	12,687	5,541,280
Schindler Holding AG, PC	4,785	1,505,106
Sika AG(a)	8,152	1,832,763
Swisscom AG	1,775	1,362,980
UBS Group AG	60,173	3,178,245
Zurich Insurance Group AG	3,139	2,389,292
		34,953,126
Taiwan-3.69%
ASE Technology Holding Co. Ltd.	96,000	1,638,193
Cathay Financial Holding Co. Ltd.	596,116	1,855,280
Chang Hwa Commercial Bank Ltd.	2,173,000	1,689,370
CTBC Financial Holding Co. Ltd.	962,000	1,920,090
Delta Electronics, Inc.	44,000	2,164,695
E.Sun Financial Holding Co. Ltd.	1,311,356	1,564,070
First Financial Holding Co. Ltd.	1,669,775	1,896,964
Fubon Financial Holding Co. Ltd.	509,978	2,032,758
Hon Hai Precision Industry Co. Ltd.	294,700	2,250,626
MediaTek, Inc.	27,213	2,898,939
Mega Financial Holding Co. Ltd.	1,258,000	2,062,081
SinoPac Financial Holdings Co. Ltd.	1,645,520	2,052,193
Taiwan Cooperative Financial Holding Co. Ltd.	2,562,574	2,183,607
Taiwan Semiconductor Manufacturing Co. Ltd.	392,148	29,005,335
Yuanta Financial Holding Co. Ltd.	1,053,379	2,197,548
		57,411,749
United Kingdom-3.46%
3i Group PLC	32,843	1,262,507
AstraZeneca PLC	26,340	4,474,057
Aviva PLC	182,794	1,708,268
BAE Systems PLC	78,736	2,225,656
Barclays PLC	299,449	2,055,219
British American Tobacco PLC	39,510	2,393,157
Compass Group PLC	45,265	1,437,429
Diageo PLC	60,755	1,332,706
GSK PLC	82,193	2,134,082
Haleon PLC	305,924	1,495,447
HSBC Holdings PLC	287,436	6,111,956
Informa PLC	116,216	1,390,158
Lloyds Banking Group PLC	1,235,322	1,906,502
	Shares	Value
United Kingdom-(continued)
London Stock Exchange Group PLC	11,459	$1,287,139
National Grid PLC(b)	143,414	2,292,057
NatWest Group PLC	162,289	1,528,541
Reckitt Benckiser Group PLC	19,674	1,386,479
RELX PLC	43,906	1,541,969
Rolls-Royce Holdings PLC	157,014	3,127,728
Severn Trent PLC	34,590	1,400,680
Shell PLC	68,481	3,129,841
TechnipFMC PLC	19,702	1,411,845
Tesco PLC	189,017	1,242,294
Unilever PLC	47,370	3,009,566
United Utilities Group PLC	73,875	1,373,833
Vodafone Group PLC	769,656	1,219,624
		53,878,740
United States-64.64%
3M Co.	12,175	2,146,209
Abbott Laboratories	33,886	3,581,750
AbbVie, Inc.	29,258	7,342,002
Accenture PLC, Class A	12,259	2,034,013
Adobe, Inc.(a)	8,131	2,036,084
Advanced Micro Devices, Inc.(a)	26,071	12,413,707
Aflac, Inc.	11,213	1,429,433
Agilent Technologies, Inc.	9,986	1,381,763
Airbnb, Inc., Class A(a)	9,438	1,430,046
Allstate Corp. (The)	5,718	1,510,009
Alphabet, Inc., Class A	100,216	35,689,924
Alphabet, Inc., Class C	61,803	22,042,040
Altria Group, Inc.	33,284	2,274,296
Amazon.com, Inc.(a)	150,073	40,756,825
Amcor PLC(b)	31,439	1,410,982
American Express Co.	10,548	3,546,765
American Tower Corp.	11,303	1,959,488
AMETEK, Inc.	7,195	1,739,103
Amgen, Inc.	10,096	3,888,575
Amphenol Corp., Class A	22,537	3,621,696
Analog Devices, Inc.	8,993	3,304,118
Aon PLC, Class A	5,557	2,003,576
Apollo Global Management, Inc.	9,161	1,150,530
Apple, Inc.	228,044	70,445,072
Applied Materials, Inc.	14,427	7,324,155
AppLovin Corp., Class A(a)	3,801	1,504,816
Arista Networks, Inc.(a)	19,648	3,543,517
Arthur J. Gallagher & Co.	5,789	1,443,892
Astera Labs, Inc.(a)	2,934	913,149
AT&T, Inc.	132,065	3,070,511
Autodesk, Inc.(a)	5,771	1,351,568
Automatic Data Processing, Inc.	9,690	2,581,997
AutoZone, Inc.(a)	333	1,004,411
AvalonBay Communities, Inc.	8,352	1,550,215
Baker Hughes Co., Class A	27,253	1,648,534
Bank of America Corp.	111,980	6,937,161
Bank of New York Mellon Corp. (The)	15,187	2,374,184
Becton, Dickinson and Co.	9,243	1,530,826
BlackRock, Inc.	2,773	3,023,651
Blackstone, Inc., Class A	16,099	2,056,647
Block, Inc., Class A(a)	13,158	1,068,956
Bloom Energy Corp., Class A(a)	4,706	968,542
Boeing Co. (The)(a)	12,497	2,701,102
Booking Holdings, Inc.	14,472	2,791,649
Boston Scientific Corp.(a)	34,606	1,617,138
BP PLC	331,677	2,488,246
Bristol-Myers Squibb Co.	40,266	2,629,772
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Broadcom, Inc.	69,899	$27,210,283
Broadridge Financial Solutions, Inc.	7,977	1,228,059
Cadence Design Systems, Inc.(a)	5,247	1,784,085
Capital One Financial Corp.	11,787	2,463,601
Cardinal Health, Inc.	6,134	1,411,004
Carrier Global Corp.	21,879	1,352,341
Caterpillar, Inc.	7,825	6,375,888
CBRE Group, Inc., Class A(a)	8,540	1,253,757
Cencora, Inc.	5,136	1,599,042
Charles Schwab Corp. (The)	29,684	3,123,944
Cheniere Energy, Inc.	5,197	1,369,773
Chevron Corp.	30,878	6,077,717
Chipotle Mexican Grill, Inc.(a)	30,548	1,136,997
Chubb Ltd.	7,098	2,489,127
Church & Dwight Co., Inc.	11,618	1,147,975
Ciena Corp.(a)	2,938	1,107,773
Cigna Group (The)	4,804	1,340,556
Cintas Corp.	6,845	1,400,692
Cisco Systems, Inc.	67,352	7,812,158
Citigroup, Inc.	30,427	4,030,056
Cloudflare, Inc., Class A(a)	6,039	1,684,760
CME Group, Inc., Class A	7,629	2,042,970
Coca-Cola Co. (The)	71,651	6,275,911
Coherent Corp.(a)	3,809	1,001,348
Colgate-Palmolive Co.	21,104	1,926,795
Comcast Corp., Class A	84,165	2,016,593
Comfort Systems USA, Inc.	820	1,418,346
ConocoPhillips	25,153	3,030,433
Consolidated Edison, Inc.	13,324	1,450,317
Constellation Energy Corp.	5,505	1,446,439
Corning, Inc.	14,995	2,073,059
Corteva, Inc.	19,889	1,565,463
Costco Wholesale Corp.	7,025	6,687,027
CrowdStrike Holdings, Inc., Class A(a)	16,414	3,132,776
CSX Corp.	40,771	2,054,858
Cummins, Inc.	3,639	2,307,854
CVS Health Corp.	23,285	2,431,653
Danaher Corp.	11,356	2,214,193
Datadog, Inc., Class A(a)	5,837	1,564,141
Deere & Co.	4,855	2,877,413
Dell Technologies, Inc., Class C	6,202	2,514,105
Devon Energy Corp.	28,744	1,297,217
Diamondback Energy, Inc.	10,664	2,164,259
Digital Realty Trust, Inc.	7,701	1,451,793
DoorDash, Inc., Class A(a)	7,119	1,396,463
Dover Corp.	8,808	1,802,293
DuPont de Nemours, Inc.	8,519	1,167,103
Eaton Corp. PLC	8,115	3,369,348
eBay, Inc.	10,023	1,142,722
Ecolab, Inc.	8,317	2,309,049
Edwards Lifesciences Corp.(a)	14,397	1,239,150
Elevance Health, Inc.	4,163	1,564,622
Eli Lilly and Co.	12,533	14,398,412
Emerson Electric Co.	13,181	1,974,777
EOG Resources, Inc.	15,535	2,309,899
Equinix, Inc.	1,996	2,034,483
Equity Residential	21,509	1,429,273
Exelon Corp.	35,264	1,615,796
ExxonMobil Holdings Corp.	67,174	10,441,527
Ferrovial N.V.	25,194	1,646,639
Flex Ltd.(a)	10,391	1,181,976
Ford Motor Co.	105,466	1,548,241
	Shares	Value
United States-(continued)
Fortinet, Inc.(a)	12,386	$2,005,913
Freeport-McMoRan, Inc.	36,852	2,308,041
GE Vernova, Inc.	4,485	4,441,451
General Dynamics Corp.	4,576	1,754,530
General Electric Co.	17,154	6,176,641
General Mills, Inc.	33,703	1,204,882
General Motors Co.	20,254	1,799,770
Gilead Sciences, Inc.	22,715	2,957,720
Goldman Sachs Group, Inc. (The)	5,161	5,255,859
HCA Healthcare, Inc.	2,646	1,065,253
Hershey Co. (The)	4,415	772,846
Hewlett Packard Enterprise Co.	32,172	1,541,039
Hilton Worldwide Holdings, Inc.	5,236	1,678,086
Home Depot, Inc. (The)	17,632	5,853,119
Honeywell Aerospace, Inc.(a)	6,579	1,360,142
Honeywell International, Inc.	6,579	1,599,026
Howmet Aerospace, Inc.	7,360	2,077,434
HP, Inc.	40,570	1,106,344
Ingersoll Rand, Inc.	19,798	1,650,757
Intel Corp.(a)	69,974	6,311,655
Intercontinental Exchange, Inc.	12,048	1,837,079
International Business Machines Corp.	15,153	3,388,968
Intuit, Inc.	5,344	1,689,078
Intuitive Surgical, Inc.(a)	5,869	2,073,694
Iron Mountain, Inc.	7,469	913,608
Johnson & Johnson	41,035	10,519,322
Johnson Controls International PLC	14,674	2,152,089
JPMorgan Chase & Co.	42,517	14,957,055
Kenvue, Inc.	55,737	1,072,380
Keurig Dr Pepper, Inc.	39,130	1,217,726
Keysight Technologies, Inc.(a)	5,096	1,626,032
Kimco Realty Corp.	61,987	1,579,429
KKR & Co., Inc., Class A	13,806	1,400,343
KLA Corp.	24,370	4,455,323
Kraft Heinz Co. (The)	54,217	1,401,509
L3Harris Technologies, Inc.	5,178	1,434,617
Lam Research Corp.	22,058	6,463,435
Linde PLC	7,507	3,591,199
Lockheed Martin Corp.	3,917	2,282,593
Lowe’s Cos., Inc.	9,680	2,011,601
Lumentum Holdings, Inc.(a)	1,460	1,042,352
Marriott International, Inc., Class A	4,100	1,528,603
Marsh & McLennan Cos., Inc.	13,139	2,492,337
Marvell Technology, Inc.	15,186	2,848,286
Mastercard, Inc., Class A	14,039	8,045,751
McDonald’s Corp.	13,540	3,664,466
McKesson Corp.	2,491	2,132,769
Medtronic PLC	27,992	2,390,237
Merck & Co., Inc.	42,747	5,565,659
Meta Platforms, Inc., Class A	34,459	19,183,670
Micron Technology, Inc.	17,833	14,677,094
Microsoft Corp.	110,055	51,144,760
Mondelez International, Inc., Class A	30,804	1,919,397
Monolithic Power Systems, Inc.	952	1,357,581
Monster Beverage Corp.(a)	14,428	1,390,571
Moody’s Corp.	3,781	1,808,755
Morgan Stanley	21,245	4,470,373
Motorola Solutions, Inc.	3,380	1,472,835
Nasdaq, Inc.	15,919	1,499,411
Netflix, Inc.(a)	68,495	4,911,776
Newmont Corp.	24,790	2,323,071
NextEra Energy, Inc.	31,504	2,738,328
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
NIKE, Inc., Class B	27,903	$1,163,834
Norfolk Southern Corp.	5,286	1,773,347
Northrop Grumman Corp.	2,855	1,548,780
Novartis AG	33,820	5,285,251
NVIDIA Corp.	358,291	71,926,918
ONEOK, Inc.	17,979	1,632,673
Oracle Corp.	27,545	3,577,269
O’Reilly Automotive, Inc., Class R(a)	15,395	1,375,543
Otis Worldwide Corp.	18,722	1,347,048
PACCAR, Inc.	15,810	2,097,671
Palantir Technologies, Inc., Class A(a)	34,577	4,255,046
Palo Alto Networks, Inc.(a)	14,237	4,724,264
Parker-Hannifin Corp.	2,710	2,646,396
PayPal Holdings, Inc.	22,468	1,285,394
PepsiCo, Inc.	24,869	3,470,718
Pfizer, Inc.	116,914	2,924,019
PNC Financial Services Group, Inc. (The)	7,896	1,972,974
PPG Industries, Inc.	14,963	1,653,711
Procter & Gamble Co. (The)	41,264	5,962,235
Progressive Corp. (The)	10,865	2,297,078
Prologis, Inc.	20,000	2,892,200
QUALCOMM, Inc.	18,200	2,686,502
Quanta Services, Inc.	2,792	1,863,269
Regency Centers Corp.	19,727	1,583,881
Regeneron Pharmaceuticals, Inc.	2,017	1,538,225
Robinhood Markets, Inc., Class A(a)	15,021	1,300,218
Rocket Lab Corp.(a)	9,675	628,391
Ross Stores, Inc.	6,286	1,578,226
Royal Caribbean Cruises Ltd.	4,269	1,358,823
RTX Corp.	22,896	4,927,677
S&P Global, Inc.	6,359	2,619,463
Salesforce, Inc.	15,980	2,940,640
Sanofi S.A.	24,981	2,146,307
Seagate Technology Holdings PLC	3,887	3,327,777
Sempra	13,954	1,235,627
ServiceNow, Inc.(a)	22,176	2,466,636
Sherwin-Williams Co. (The)	5,093	1,735,949
Simon Property Group, Inc.	9,196	2,109,286
SLB Ltd.	38,973	1,932,671
Snowflake, Inc., Class A(a)	7,317	2,145,930
Starbucks Corp.	20,765	2,185,516
Stryker Corp.	5,928	1,930,750
Synopsys, Inc.(a)	3,585	1,393,705
Sysco Corp.	17,476	1,489,654
Take-Two Interactive Software, Inc.(a)	4,974	1,208,284
Target Corp.	10,092	1,458,193
Teradyne, Inc.	3,470	1,275,884
Tesla, Inc.(a)	43,921	13,668,654
Texas Instruments, Inc.	15,082	4,158,711
Thermo Fisher Scientific, Inc.	6,729	3,864,465
TJX Cos., Inc. (The)	18,667	2,937,066
T-Mobile US, Inc.	10,417	1,799,120
	Shares	Value
United States-(continued)
Trane Technologies PLC	5,259	$2,392,582
TransDigm Group, Inc.	1,188	1,490,203
Travelers Cos., Inc. (The)	4,809	1,800,297
Trimble, Inc.(a)	18,310	1,035,980
Truist Financial Corp.	34,059	1,765,619
U.S. Bancorp	30,630	1,929,996
Uber Technologies, Inc.(a)	32,376	2,277,975
Union Pacific Corp.	10,868	3,174,869
United Rentals, Inc.	1,356	1,463,477
UnitedHealth Group, Inc.	14,609	6,053,970
Ventas, Inc.	16,872	1,577,701
Verisk Analytics, Inc.	5,489	1,069,532
Verizon Communications, Inc.	79,080	3,701,735
Vertex Pharmaceuticals, Inc.(a)	4,626	2,207,065
Vertiv Holdings Co., Class A	6,513	1,573,345
Visa, Inc., Class A	28,166	10,312,418
Walmart, Inc.	71,684	7,971,261
Walt Disney Co. (The)	33,165	3,190,141
Warner Bros. Discovery, Inc.(a)	42,961	1,129,874
Waste Management, Inc.	6,809	1,542,579
Wells Fargo & Co.	50,271	4,345,928
Welltower, Inc.	14,537	3,408,054
Western Digital Corp.	6,275	3,418,871
Williams Cos., Inc. (The)	21,794	1,559,143
Willis Towers Watson PLC	4,514	1,516,343
Workday, Inc., Class A(a)	8,415	1,349,261
Xylem, Inc.	12,121	1,417,793
Yum! Brands, Inc.	8,078	1,238,196
		1,006,996,716
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $1,158,448,050)		1,555,074,846
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.76%
Invesco Private Government Fund, 3.69%(d)(e)(f)	7,643,939	7,643,939
Invesco Private Prime Fund, 3.82%(d)(e)(f)	19,834,145	19,836,128
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,479,376)		27,480,067
TOTAL INVESTMENTS IN SECURITIES-101.59% (Cost $1,185,927,426)		1,582,554,913
OTHER ASSETS LESS LIABILITIES-(1.59)%		(24,792,347)
NET ASSETS-100.00%		$1,557,762,566
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Climate 500 ETF (KLMT)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $3,145,292, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$30,777,909	$(30,777,909)	$-	$-	$-	$12,186
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,071,183	70,122,778	(66,550,022)	-	-	7,643,939	369,577 *
Invesco Private Prime Fund	10,604,888	127,595,492	(118,363,020)	800	(2,032)	19,836,128	442,832 *
Total	$14,676,071	$228,496,179	$(215,690,951)	$800	$(2,032)	$27,480,067	$824,595

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Austria-4.70%
Mayr Melnhof Karton AG	2,134	$204,111
Mondi PLC	110,965	1,335,917
		1,540,028
Brazil-6.43%
Dexco S.A.(a)	115,657	116,097
Klabin S.A.	195,561	702,467
Suzano S.A.	151,038	1,287,821
		2,106,385
Canada-5.62%
Canfor Corp.(a)	13,836	148,040
Cascades, Inc.	19,091	183,310
Resolute Forest Products, Inc.(a)(b)	13,637	0
Stella-Jones, Inc.	11,645	641,996
West Fraser Timber Co. Ltd.	13,382	865,964
		1,839,310
Chile-0.92%
Empresas CMPC S.A.	266,279	302,565
China-1.96%
Lee & Man Paper Manufacturing Ltd.	295,869	151,488
Nine Dragons Paper Holdings Ltd.(a)(c)	413,065	398,101
Shandong Sun Paper Industry JSC Ltd., A Shares	42,100	90,762
		640,351
Finland-11.73%
Huhtamaki OYJ	23,028	819,398
Metsa Board OYJ(a)(c)	36,581	123,750
Stora Enso OYJ, Class R(c)	132,661	1,522,105
UBS AG	50,613	1,373,863
		3,839,116
India-0.57%
Century Plyboards (India) Ltd.	13,937	116,777
JK Paper Ltd.	17,165	70,220
		186,997
Indonesia-0.48%
PT Indah Kiat Pulp & Paper Tbk	337,420	156,849
Japan-5.76%
Daio Paper Corp.	20,270	126,061
Hokuetsu Corp.	20,565	117,605
Nippon Paper Industries Co. Ltd.(c)	24,855	213,897
Oji Holdings Corp.	178,687	981,823
Rengo Co. Ltd.	47,598	444,569
		1,883,955
Norway-0.40%
Elopak ASA	33,798	129,696
Portugal-1.06%
Altri SGPS S.A.(c)	12,765	69,599
Navigator Co. S.A. (The)(c)	53,397	200,266
Semapa-Sociedade de Investimento e Gestao	3,400	78,747
		348,612
Russia-0.00%
Segezha Group PJSC(a)(b)(d)	1,310,077	0
Saudi Arabia-0.26%
Saudi Paper Manufacturing Co.	4,567	84,176
	Shares	Value
South Africa-0.33%
Sappi Ltd.(a)(c)	152,699	$109,804
Spain-0.25%
Ence Energia y Celulosa S.A.(a)(c)	27,782	82,311
Sweden-8.07%
Billerud AB	56,435	449,159
Holmen AB, Class B	16,929	573,044
Svenska Cellulosa AB S.C.A., Class B(c)	142,570	1,617,875
		2,640,078
Switzerland-3.87%
SIG Group AG(a)(c)	69,705	1,265,709
Taiwan-1.02%
Cheng Loong Corp.	170,000	110,061
YFY, Inc.	249,872	223,447
		333,508
Thailand-0.72%
SCG Packaging PCL, NVDR	259,076	235,161
United States-45.77%
Amcor PLC(c)	40,969	1,838,689
Avery Dennison Corp.	9,752	1,655,207
Graphic Packaging Holding Co.(c)	74,347	797,743
International Paper Co.	51,166	2,089,108
Packaging Corp. of America	7,404	1,820,199
Rayonier, Inc.(c)	68,390	1,489,534
Smurfit WestRock PLC	42,202	1,940,026
Sonoco Products Co.	24,849	1,400,490
Sylvamo Corp.(c)	8,195	306,575
Weyerhaeuser Co.	65,705	1,644,596
		14,982,167
Total Common Stocks & Other Equity Interests (Cost $35,232,168)		32,706,778
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(e)(f) (Cost $9,726)	9,726	9,726
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $35,241,894)		32,716,504
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.61%
Invesco Private Government Fund, 3.69%(e)(f)(g)	2,151,226	2,151,226
Invesco Private Prime Fund, 3.82%(e)(f)(g)	5,578,308	5,578,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,730,027)		7,730,092
TOTAL INVESTMENTS IN SECURITIES-123.56% (Cost $42,971,921)		40,446,596
OTHER ASSETS LESS LIABILITIES-(23.56)%		(7,713,502)
NET ASSETS-100.00%		$32,733,094
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$23,493	$3,358,139	$(3,371,906)	$-	$-	$9,726	$1,303
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,656,809	18,169,357	(18,674,940)	-	-	2,151,226	147,099 *
Invesco Private Prime Fund	6,912,980	36,198,807	(37,531,528)	209	(1,602)	5,578,866	159,703 *
Total	$9,593,282	$57,726,303	$(59,578,374)	$209	$(1,602)	$7,739,818	$308,105

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. ETF (PXF)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Australia-6.33%
AGL Energy Ltd.(a)	175,779	$1,020,939
Ampol Ltd.	64,917	1,828,196
AngloGold Ashanti PLC	12,627	1,001,574
ANZ Group Holdings Ltd.	287,057	7,488,401
APA Group	121,398	866,806
Aristocrat Leisure Ltd.	31,572	1,416,385
Aurizon Holdings Ltd.	368,315	1,081,126
Bendigo & Adelaide Bank Ltd.	75,420	605,210
BHP Group Ltd.	670,394	28,205,286
BlueScope Steel Ltd.	102,711	2,351,456
Brambles Ltd.	91,473	1,253,395
Coles Group Ltd.	132,544	2,234,928
Commonwealth Bank of Australia	83,473	10,415,254
Computershare Ltd.	27,471	787,869
Coronado Global Resources, Inc., CDI(a)(b)(c)	574,329	68,746
CSL Ltd.	36,479	3,148,158
Dexus	157,643	660,819
Downer EDI Ltd.	81,283	441,395
Dyno Nobel Ltd.	288,466	762,135
EBOS Group Ltd.	17,472	225,981
Endeavour Group Ltd.(a)	255,232	621,801
Evolution Mining Ltd.	28,582	226,217
Fortescue Ltd.	298,944	3,872,009
Glencore PLC(c)	3,262,642	23,994,838
Goodman Group	54,938	1,141,638
GPT Group (The)	189,543	681,450
Insurance Australia Group Ltd.	188,455	1,120,777
JB Hi-Fi Ltd.	13,727	788,216
Lendlease Corp. Ltd.	137,367	290,776
Macquarie Group Ltd.	23,062	4,086,377
Medibank Pvt. Ltd.	242,375	876,924
Metcash Ltd.(a)	238,053	507,353
Mineral Resources Ltd.(c)	17,349	703,797
Mirvac Group	636,308	796,566
National Australia Bank Ltd.	241,918	6,992,029
Northern Star Resources Ltd.	57,143	790,471
Orica Ltd.	43,023	701,510
Origin Energy Ltd.	178,654	1,345,352
QBE Insurance Group Ltd.	130,276	2,255,433
Ramsay Health Care Ltd.	27,804	862,491
Rio Tinto Ltd.(a)	58,905	7,007,434
Rio Tinto PLC	181,677	17,627,297
Santos Ltd.	519,388	2,879,223
Scentre Group	510,752	1,399,687
Sonic Healthcare Ltd.	89,079	1,360,791
South32 Ltd.	760,608	2,420,418
Stockland	304,907	911,014
Suncorp Group Ltd.	126,855	1,703,650
Telstra Group Ltd.	398,032	1,402,606
Transurban Group	159,277	1,650,998
Treasury Wine Estates Ltd.(a)	141,351	487,969
Vicinity Ltd.	461,720	866,129
Viva Energy Group Ltd.(b)	326,182	654,604
Washington H Soul Pattinson & Co. Ltd.(a)	863	27,957
Wesfarmers Ltd.	67,646	4,229,204
Westpac Banking Corp.	277,615	7,347,997
Whitehaven Coal Ltd.	198,136	976,697
Woodside Energy Group Ltd.	314,382	7,344,502
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	124,749	$3,474,770
Worley Ltd.	115,043	852,322
		183,145,353
Austria-0.48%
ams-OSRAM AG(c)	46,818	929,467
ANDRITZ AG	3,528	331,581
BAWAG Group AG(b)	5,962	1,206,342
Erste Group Bank AG	22,740	2,965,945
Mondi PLC	126,282	1,520,319
OMV AG	42,244	3,082,138
Raiffeisen Bank International AG	23,348	1,599,428
voestalpine AG	30,884	1,605,128
Wienerberger AG	22,323	548,184
		13,788,532
Belgium-0.65%
Ackermans & van Haaren N.V.	1,771	548,405
Ageas S.A./N.V.	20,275	1,674,120
Anheuser-Busch InBev S.A./N.V.	98,762	8,558,538
KBC Group N.V.	20,898	2,999,584
Proximus SADP	55,648	411,240
Syensqo S.A.(a)	14,302	1,269,399
UCB S.A.	5,803	1,486,178
Umicore S.A.	79,072	1,969,179
		18,916,643
Brazil-0.08%
Yara International ASA	48,345	2,278,910
Canada-8.76%
Agnico Eagle Mines Ltd.	14,661	2,126,961
Algonquin Power & Utilities Corp.(a)	132,235	772,946
Alimentation Couche-Tard, Inc.	111,487	7,232,728
AltaGas Ltd.	37,316	1,483,755
ARC Resources Ltd.	79,931	1,910,458
ATCO Ltd., Class I	14,428	820,828
AtkinsRealis Group, Inc.	8,142	504,301
B2Gold Corp.	158,047	591,472
Bank of Montreal(a)	53,265	9,548,098
Bank of Nova Scotia (The)	134,584	11,797,266
Barrick Mining Corp., Class C	125,268	4,594,246
Bausch Health Cos., Inc.(c)	113,940	783,777
Baytex Energy Corp.	77,480	352,922
BCE, Inc.(a)	108,852	2,359,617
Brookfield Corp.	119,491	5,074,865
CAE, Inc.(c)	18,450	475,569
Cameco Corp.	2,505	216,028
Canadian Apartment Properties REIT(a)	24,639	608,752
Canadian Imperial Bank of Commerce	65,701	7,776,308
Canadian National Railway Co.	41,138	5,227,108
Canadian Natural Resources Ltd.	261,730	12,459,158
Canadian Pacific Kansas City Ltd.(a)	49,311	4,376,951
Canadian Tire Corp. Ltd., Class A	11,523	1,680,583
Capital Power Corp.	12,898	605,618
CCL Industries, Inc., Class B	12,268	812,853
Celestica, Inc.(c)	1,966	650,083
Cenovus Energy, Inc.	281,140	8,471,175
CGI, Inc., Class A	25,885	1,893,331
Constellation Software, Inc.	547	1,170,927
Dollarama, Inc.	5,405	735,783
Element Fleet Management Corp.(a)	28,446	637,924
Emera, Inc.(a)	28,046	1,497,613
Empire Co. Ltd., Class A	29,491	1,078,649
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Enbridge, Inc.	219,430	$11,931,511
Fairfax Financial Holdings Ltd.	1,883	3,151,053
Finning International, Inc.	14,973	991,547
Fortis, Inc.	45,973	2,615,137
Franco-Nevada Corp.	3,855	819,557
George Weston Ltd.	20,602	1,538,633
Gildan Activewear, Inc.	14,008	774,866
Great-West Lifeco, Inc.	19,937	1,320,843
H&R REIT(a)	64,331	505,348
Hydro One Ltd.(a)(b)	23,002	957,563
iA Financial Corp., Inc.	8,658	1,279,213
Imperial Oil Ltd.	21,197	2,746,234
Intact Financial Corp.	11,948	2,344,290
Keyera Corp.	23,959	1,017,213
Kinross Gold Corp.	27,534	634,351
Linamar Corp.	9,733	717,322
Loblaw Cos. Ltd.	49,606	2,327,099
Magna International, Inc.	89,890	6,160,334
Manulife Financial Corp.	157,037	6,969,472
Methanex Corp.	12,203	677,717
Metro, Inc.	26,318	1,748,092
National Bank of Canada	21,640	3,497,787
Northland Power, Inc.(a)	37,913	589,701
Nutrien Ltd.	115,689	7,979,519
Onex Corp.	6,533	499,877
Open Text Corp.	42,578	1,078,677
Pan American Silver Corp.	14,724	633,525
Pembina Pipeline Corp.	64,684	3,160,310
Power Corp. of Canada	48,380	3,303,849
Quebecor, Inc., Class B	15,596	721,184
RB Global, Inc.(a)	6,788	744,002
Restaurant Brands International, Inc.	20,550	1,518,782
RioCan REIT(a)	50,393	796,747
Rogers Communications, Inc., Class B	58,518	1,979,730
Royal Bank of Canada	83,073	17,374,950
Saputo, Inc.	31,787	893,439
Secure Waste Infrastructure Corp.	21,685	373,461
Shopify, Inc., Class A(c)	13,222	1,547,413
Sun Life Financial, Inc.	49,808	4,129,571
Suncor Energy, Inc.	200,817	13,476,075
TC Energy Corp.	78,903	5,309,508
Teck Resources Ltd., Class B	69,398	4,173,230
TELUS Corp.	107,489	1,025,201
TFI International, Inc.	9,068	1,224,214
Thomson Reuters Corp.(a)	9,660	946,960
Toromont Industries Ltd.	4,606	692,353
Toronto-Dominion Bank (The)	134,940	16,163,751
Tourmaline Oil Corp.	47,698	2,104,988
Vermilion Energy, Inc.	53,414	635,097
West Fraser Timber Co. Ltd.	27,110	1,754,319
Wheaton Precious Metals Corp.	7,396	803,894
Whitecap Resources, Inc.(a)	150,297	1,772,044
WSP Global, Inc.	6,991	853,511
		253,313,717
Chile-0.07%
Antofagasta PLC	19,872	988,966
Lundin Mining Corp.	42,139	1,042,624
		2,031,590
China-0.17%
China Gas Holdings Ltd.(a)	491,400	383,324
GCL Technology Holdings Ltd.(a)(c)	4,433,000	344,858
	Shares	Value
China-(continued)
JOYY, Inc., ADR	11,487	$845,099
Kingboard Holdings Ltd.	158,500	792,740
Sino Biopharmaceutical Ltd.	741,000	475,464
SITC International Holdings Co. Ltd.	162,937	821,579
Wilmar International Ltd.	419,649	1,281,980
		4,945,044
Colombia-0.02%
Parex Resources, Inc.	37,272	645,090
Denmark-0.80%
Carlsberg A/S, Class B	10,693	1,571,021
Coloplast A/S, Class B	9,410	620,868
Danske Bank A/S	48,937	2,809,915
DSV A/S	11,579	2,496,784
Genmab A/S(c)	4,101	1,177,745
ISS A/S	14,860	657,120
Novo Nordisk A/S, Class B	168,718	7,962,509
Novonesis (Novozymes) B, Class B	18,062	1,173,583
Orsted A/S(b)(c)	61,651	1,371,411
Pandora A/S	6,804	850,121
Rockwool A/S, Class B	20,673	659,024
Tryg A/S	25,523	606,007
Vestas Wind Systems A/S	48,023	1,289,723
		23,245,831
Finland-1.22%
Elisa OYJ(a)	13,068	525,829
Fortum OYJ	60,638	1,375,423
Huhtamaki OYJ	15,427	548,934
Kesko OYJ, Class B(a)	45,199	1,123,700
Kone OYJ, Class B	23,163	1,333,422
Metso OYJ	42,017	784,711
Neste OYJ	92,490	3,270,308
Nokia OYJ	870,235	8,025,392
Nordea Bank Abp	377,763	7,607,264
Orion OYJ, Class B	6,688	623,833
Outokumpu OYJ	168,389	1,011,793
Sampo OYJ	242,814	2,682,317
Stora Enso OYJ, Class R(a)	145,021	1,663,919
Tieto OYJ(a)	25,224	538,684
UBS AG	98,335	2,669,251
Valmet OYJ(a)	19,804	595,801
Wartsila OYJ Abp	21,857	739,551
		35,120,132
France-7.76%
Accor S.A.	13,452	698,008
Air Liquide S.A.	37,671	7,404,780
Airbus SE	21,899	5,129,393
Alstom S.A.(a)(c)	62,035	1,146,666
Amundi S.A.(b)	7,215	786,603
Arkema S.A.	24,630	1,673,832
Atos Group(a)(c)	7,357	271,948
AXA S.A.	190,565	9,854,651
Ayvens S.A.(b)	87,131	1,171,681
BNP Paribas S.A.	151,528	19,211,070
Bollore SE	110,701	493,265
Bouygues S.A.	36,342	2,042,524
Bureau Veritas S.A.	20,547	655,818
Capgemini SE	26,490	3,141,523
Carrefour S.A.	255,991	4,687,354
Cie de Saint-Gobain S.A.	55,800	5,232,660
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
Cie Generale des Etablissements Michelin S.C.A.	140,219	$5,654,944
Clariane SE(c)	40,835	187,905
Covivio S.A.	7,664	466,810
Credit Agricole S.A.	137,220	3,059,333
Danone S.A.	61,410	4,766,079
Dassault Systemes SE	43,910	1,019,264
Eiffage S.A.	15,296	2,169,114
Elis S.A.(c)	17,826	510,167
Emeis S.A.(c)	30,561	514,693
ENGIE S.A.	220,307	6,851,738
EssilorLuxottica S.A.	17,023	3,215,563
Forvia SE(c)	112,468	1,159,283
Gecina S.A.	8,182	707,233
Hermes International S.C.A.	614	1,085,478
Kering S.A.	9,523	3,136,205
Klepierre S.A.	20,732	939,546
Legrand S.A.	13,136	1,992,555
L’Oreal S.A.	13,905	6,179,262
LVMH Moet Hennessy Louis Vuitton SE	16,905	9,262,207
Nexans S.A.	1,700	258,363
Orange S.A.	342,370	6,525,101
Pernod Ricard S.A.	29,547	2,297,505
Publicis Groupe S.A.	23,046	2,454,168
Renault S.A.	111,907	3,525,642
Rexel S.A.	51,840	2,146,289
Rubis S.C.A.	18,735	722,617
Safran S.A.	8,674	3,401,037
Schneider Electric SE	27,404	9,186,596
SCOR SE	30,280	1,195,212
SEB S.A.	9,640	647,831
Societe Generale S.A.	100,784	9,452,005
Sodexo S.A.(a)	12,797	839,593
SPIE S.A.	9,117	489,214
STMicroelectronics N.V.	92,138	4,892,658
Teleperformance SE(a)	16,841	1,336,851
Thales S.A.	4,528	1,286,128
TotalEnergies SE	481,829	42,382,535
Unibail-Rodamco-Westfield	14,497	1,762,311
Valeo SE	129,835	2,241,329
Veolia Environnement S.A.	86,649	3,440,283
Vinci S.A.	52,194	7,352,810
Worldline S.A.(a)(b)(c)	13,200	187,309
		224,502,542
Germany-7.87%
adidas AG	16,884	3,116,889
Allianz SE	30,335	15,075,878
Aumovio SE(c)	20,041	923,269
Aurubis AG	6,600	1,385,655
BASF SE	256,349	14,848,445
Bayer AG	322,326	17,847,413
Bayerische Motoren Werke AG	130,474	8,922,981
Beiersdorf AG(a)	7,644	708,459
BioNTech SE, ADR(c)	20,996	1,901,818
Brenntag SE(a)	22,672	1,595,147
Commerzbank AG(a)	55,947	2,434,573
Continental AG	30,908	2,564,617
Daimler Truck Holding AG	68,839	3,884,807
Deutsche Bank AG	178,154	6,542,359
Deutsche Boerse AG	7,024	2,110,981
Deutsche Lufthansa AG	167,692	1,755,631
Deutsche Post AG	158,625	10,572,550
	Shares	Value
Germany-(continued)
Deutsche Telekom AG	448,094	$13,797,461
Dr. Ing. h.c. F. Porsche AG, Preference Shares(a)(b)	18,728	914,789
E.ON SE	229,788	4,939,228
Evonik Industries AG	86,722	1,750,405
Freenet AG	15,241	427,323
Fresenius Medical Care AG	53,675	2,748,493
Fresenius SE & Co. KGaA	69,841	3,581,544
FUCHS SE, Preference Shares(a)	13,364	618,036
GEA Group AG	11,080	785,366
Hannover Rueck SE	3,752	1,079,064
Hapag-Lloyd AG(b)	2,175	318,459
Heidelberg Materials AG	12,324	2,289,126
Henkel AG & Co. KGaA, Preference Shares	35,216	3,063,165
Infineon Technologies AG	81,060	5,804,044
K+S AG(a)	61,502	1,029,251
KION Group AG	12,298	555,261
Knorr-Bremse AG	5,012	594,762
LANXESS AG	42,583	811,567
LEG Immobilien SE	9,681	579,923
Mercedes-Benz Group AG	328,879	17,742,138
Merck KGaA	13,588	2,240,603
MTU Aero Engines AG	1,859	777,682
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	10,466	6,272,757
Porsche Automobil Holding SE, Preference Shares	56,671	1,876,734
Puma SE(c)	27,139	863,779
Rheinmetall AG	644	849,416
RWE AG	64,518	4,234,620
SAP SE	52,425	9,587,590
Schaeffler AG	29,697	244,231
Siemens AG	53,075	17,350,644
Siemens Energy AG, Class A	14,900	2,539,824
Siemens Healthineers AG(a)(b)	29,184	1,239,987
Symrise AG	10,988	1,125,047
Talanx AG	4,382	581,119
thyssenkrupp AG	143,969	2,015,746
Tkms AG & Co. KGaA(c)	2,555	242,863
Traton SE(a)	15,196	712,775
Volkswagen AG, Preference Shares(a)	138,094	11,907,462
Vonovia SE(a)	86,549	2,095,002
Zalando SE(b)(c)	31,536	1,026,235
		227,404,993
Guatemala-0.03%
Millicom International Cellular S.A.	10,309	984,303
Hong Kong-1.42%
AIA Group Ltd.	864,707	8,717,913
CK Asset Holdings Ltd.	288,738	1,758,889
CK Hutchison Holdings Ltd.	498,417	4,670,285
CLP Holdings Ltd.	211,006	2,098,108
Hang Lung Group Ltd.	51,000	89,774
Henderson Land Development Co. Ltd.	248,867	902,326
HKT Trust & HKT Ltd.	423,000	716,147
Hong Kong & China Gas Co. Ltd. (The)	1,101,425	986,137
Hong Kong Exchanges & Clearing Ltd.	23,078	1,202,552
Hongkong Land Holdings Ltd.	161,970	1,313,373
Jardine Matheson Holdings Ltd.	20,228	1,343,442
Kerry Properties Ltd.	111,000	276,985
Link REIT	391,376	1,951,010
MTR Corp. Ltd.(a)	192,090	810,543
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
New World Development Co. Ltd.(a)(c)	824,075	$723,250
Pacific Basin Shipping Ltd.	1,077,000	450,056
Prudential PLC	176,178	2,643,771
Sino Land Co. Ltd.	424,000	577,565
Sun Hung Kai Properties Ltd.	192,426	3,020,406
Swire Pacific Ltd., Class A	84,065	1,067,685
Swire Properties Ltd.	170,400	519,019
Techtronic Industries Co. Ltd.	111,834	1,878,998
WH Group Ltd.	1,758,800	1,892,606
Wharf Real Estate Investment Co. Ltd.	274,481	928,385
Yue Yuen Industrial Holdings Ltd.(a)	260,000	470,600
		41,009,825
Indonesia-0.01%
Golden Agri-Resources Ltd.	639,722	141,978
Ireland-0.30%
AIB Group PLC	168,619	2,000,972
Bank of Ireland Group PLC	73,338	1,536,620
Experian PLC	44,611	1,680,663
Glanbia PLC	31,469	833,564
Kerry Group PLC, Class A	18,245	1,737,917
Kingspan Group PLC	10,769	998,656
		8,788,392
Israel-0.49%
Bank Hapoalim B.M.	79,840	1,934,776
Bank Leumi le-Israel B.M.	81,523	1,922,698
Check Point Software Technologies Ltd.(c)	6,711	853,169
ICL Group Ltd.	153,677	783,851
Israel Discount Bank Ltd., Class A	88,580	922,759
Mizrahi Tefahot Bank Ltd.	9,613	714,061
Nice Ltd., ADR(a)(c)	6,914	683,034
Oil Refineries Ltd.	427,380	272,119
Teva Pharmaceutical Industries Ltd., ADR(c)	89,450	3,131,644
ZIM Integrated Shipping Services Ltd.	121,761	3,067,160
		14,285,271
Italy-2.53%
A2A S.p.A.	268,450	699,660
Assicurazioni Generali S.p.A.(a)	106,680	5,394,254
Azimut Holding S.p.A.	6,945	294,324
Banca Monte dei Paschi di Siena S.p.A.	102,171	1,365,331
Banco BPM S.p.A.	104,542	1,904,446
BPER Banca S.p.A.	82,529	1,338,009
Coca-Cola HBC AG(c)	13,099	881,952
Enel S.p.A.	902,371	10,167,871
Eni S.p.A.	481,198	13,355,163
Ferrari N.V.	2,801	1,098,852
FinecoBank Banca Fineco S.p.A.	23,492	642,157
Hera S.p.A.	140,280	610,971
Intesa Sanpaolo S.p.A.	1,201,348	9,060,895
Iveco Group N.V.(a)	35,632	570,054
Leonardo S.p.A.	28,000	1,780,545
Moncler S.p.A.(a)	11,810	670,224
Nexi S.p.A.(a)(b)	121,436	593,803
Poste Italiane S.p.A.(a)	31,481	950,234
Prysmian S.p.A.	11,224	1,545,346
Ryanair Holdings PLC	49,956	1,397,684
Snam S.p.A.	172,716	1,168,516
Telecom Italia S.p.A.(c)	471,179	3,992,167
Terna S.p.A.	90,588	1,036,172
	Shares	Value
Italy-(continued)
UniCredit S.p.A.	120,633	$11,351,478
Unipol Assicurazioni S.p.A.	39,271	1,226,000
		73,096,108
Ivory Coast-0.01%
Endeavour Mining PLC	5,133	242,737
Japan-22.69%
Advantest Corp.	9,393	1,854,489
AEON Co. Ltd.	170,259	1,459,673
AGC, Inc.(a)	63,779	2,403,486
Air Water, Inc.	42,390	664,319
Aisin Corp.	146,389	2,016,702
Ajinomoto Co., Inc.	58,559	1,804,504
Alfresa Holdings Corp.	22,048	319,566
Alps Alpine Co. Ltd.(a)	61,456	841,187
Amada Co. Ltd.	48,661	834,207
ANA Holdings, Inc.(a)	54,559	1,064,831
ARCHION Corp.(c)	144,582	244,069
Asahi Group Holdings Ltd.(a)	282,360	2,944,545
Asahi Kasei Corp.	274,271	2,925,621
Astellas Pharma, Inc.	290,875	3,992,101
Bandai Namco Holdings, Inc.	54,807	1,586,520
Bridgestone Corp.	217,145	5,358,449
Brother Industries Ltd.	46,599	1,159,590
Canon, Inc.(a)	162,959	4,532,566
Central Japan Railway Co.	110,366	2,744,372
Chiba Bank Ltd. (The)(a)	51,049	829,179
Chubu Electric Power Co., Inc.	174,382	3,017,162
Chugai Pharmaceutical Co. Ltd.	29,473	1,277,910
Chugoku Electric Power Co., Inc. (The)(a)	100,677	589,548
Coca-Cola Bottlers Japan Holdings, Inc.	28,040	673,320
COMSYS Holdings Corp.	21,907	718,522
Cosmo Energy Holdings Co. Ltd.	32,685	812,755
Dai Nippon Printing Co. Ltd.	74,369	1,347,459
Daicel Corp.(a)	50,018	450,978
Daifuku Co. Ltd.	19,363	712,722
Dai-ichi Life Holdings, Inc.	396,420	4,776,180
Daiichi Sankyo Co. Ltd.	166,859	2,694,666
Daikin Industries Ltd.	33,985	4,919,183
Daito Trust Construction Co. Ltd.	59,194	1,248,530
Daiwa House Industry Co. Ltd.	96,343	2,827,131
Daiwa Securities Group, Inc.	123,347	1,378,799
Daiwabo Holdings Co. Ltd.	18,974	422,593
Denka Co. Ltd.(a)	27,117	574,011
Denso Corp.	380,656	4,670,516
Dentsu Group, Inc.(a)(c)	43,492	964,307
DIC Corp.(a)	24,030	660,326
Disco Corp.	1,883	672,542
Dowa Holdings Co. Ltd.	13,839	705,550
East Japan Railway Co.	116,876	2,687,120
Ebara Corp.(a)	29,452	999,071
Eisai Co. Ltd.	60,578	1,819,775
Electric Power Development Co. Ltd.	54,305	1,283,690
ENEOS Holdings, Inc.	567,335	4,681,823
EXEO Group, Inc.	34,883	569,171
FANUC Corp.	65,481	2,636,601
Fast Retailing Co. Ltd.	4,910	2,402,464
Fuji Electric Co. Ltd.	15,483	1,350,172
Fuji Media Holdings, Inc.	5,909	147,609
FUJIFILM Holdings Corp.	223,430	5,255,499
Fujikura Ltd.	31,264	792,769
Fujitsu Ltd.	179,445	4,132,960
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Fukuoka Financial Group, Inc.	17,168	$784,162
Furukawa Electric Co. Ltd.	72,240	1,377,440
GS Yuasa Corp.	18,404	619,323
Hankyu Hanshin Holdings, Inc.(a)	32,891	972,443
Hanwa Co. Ltd.	28,539	302,886
Haseko Corp.	44,814	779,163
Hikari Tsushin, Inc.	1,207	294,909
Hitachi Construction Machinery Co. Ltd.	19,173	638,560
Hitachi Ltd.	331,567	10,857,446
Honda Motor Co. Ltd.	1,234,780	12,436,736
Hoya Corp.	11,559	1,766,236
Hulic Co. Ltd.(a)	52,012	571,428
Ibiden Co. Ltd.	14,353	1,434,833
Idemitsu Kosan Co. Ltd.	244,745	2,002,103
IHI Corp.	38,601	674,428
Iida Group Holdings Co. Ltd.	26,488	378,939
INFRONEER Holdings, Inc.	43,227	698,825
Inpex Corp.	170,684	3,931,074
Isetan Mitsukoshi Holdings Ltd.	33,809	754,026
Isuzu Motors Ltd.(a)	141,960	2,116,384
ITOCHU Corp.	759,304	9,521,789
Iwatani Corp.	48,906	622,055
Japan Airlines Co. Ltd.	55,413	1,021,298
Japan Exchange Group, Inc.	47,012	639,027
Japan Metropolitan Fund Investment Corp.	697	514,463
Japan Post Bank Co. Ltd.	198,426	3,833,702
Japan Post Holdings Co. Ltd.	331,642	4,902,734
Japan Post Insurance Co. Ltd.	114,664	1,261,626
Japan Tobacco, Inc.	104,116	4,638,710
JFE Holdings, Inc.(a)	243,587	2,761,685
JGC Holdings Corp.	43,275	604,795
JTEKT Corp.	73,846	1,010,426
JX Advanced Metals Corp.	13,889	321,540
Kajima Corp.	46,548	1,554,194
Kaneka Corp.	12,525	445,258
Kansai Electric Power Co., Inc. (The)(a)	174,609	2,642,369
Kansai Paint Co. Ltd.(a)	31,892	564,113
Kao Corp.	121,370	2,493,011
Kawasaki Heavy Industries Ltd.	61,555	1,050,854
Kawasaki Kisen Kaisha Ltd.(a)	57,703	1,027,425
KDDI Corp.	427,285	7,866,245
Keyence Corp.	6,145	3,079,929
Kikkoman Corp.	73,886	760,376
Kintetsu Group Holdings Co. Ltd.	32,099	696,713
Kioxia Holdings Corp.(c)	2,218	617,771
Kirin Holdings Co. Ltd.	152,343	2,816,184
Kobe Steel Ltd.	125,524	1,623,473
Koito Manufacturing Co. Ltd.	51,816	865,349
Komatsu Ltd.	127,939	5,547,123
Konami Group Corp.	4,341	558,784
Konica Minolta, Inc.	174,829	638,278
K’s Holdings Corp.	37,406	442,754
Kubota Corp.	217,155	3,681,366
Kuraray Co. Ltd.	80,764	925,622
Kurita Water Industries Ltd.	11,658	625,998
Kyocera Corp.	237,309	5,408,179
Kyowa Kirin Co. Ltd.	36,090	578,899
Kyushu Electric Power Co., Inc.	102,038	1,129,630
Kyushu Railway Co.	20,469	461,550
Lixil Corp.(a)	99,233	1,076,942
LY Corp.	371,723	1,034,931
	Shares	Value
Japan-(continued)
Macnica Holdings, Inc.	16,577	$335,342
Makita Corp.	33,804	1,088,020
Marubeni Corp.	187,958	6,070,353
MatsukiyoCocokara & Co.	48,395	771,666
Mazda Motor Corp.	393,537	2,866,955
Mebuki Financial Group, Inc.	79,072	732,128
Medipal Holdings Corp.	23,449	421,916
MEIJI Holdings Co. Ltd.	63,241	1,502,944
MINEBEA MITSUMI, Inc.	63,844	1,452,896
MISUMI Group, Inc.	36,280	862,486
Mitsubishi Chemical Group Corp.	383,514	2,820,095
Mitsubishi Corp.	473,699	14,149,508
Mitsubishi Electric Corp.	216,610	7,797,088
Mitsubishi Estate Co. Ltd.	92,108	2,234,437
Mitsubishi Gas Chemical Co., Inc.	44,209	1,141,071
Mitsubishi HC Capital, Inc.(a)	133,578	1,228,953
Mitsubishi Heavy Industries Ltd.	129,266	3,017,680
Mitsubishi Materials Corp.	42,899	1,112,582
Mitsubishi Motors Corp.(a)	394,357	902,207
Mitsubishi UFJ Financial Group, Inc.	713,096	15,916,063
Mitsui & Co. Ltd.	348,989	10,700,407
Mitsui Chemicals, Inc.	114,677	1,506,611
Mitsui Fudosan Co. Ltd.	260,597	2,536,671
Mitsui Kinzoku Co. Ltd.	5,407	1,017,226
Mitsui OSK Lines Ltd.(a)	74,899	2,764,830
Mizuho Financial Group, Inc.	183,178	9,489,560
MS&AD Insurance Group Holdings, Inc.	152,826	4,700,984
Murata Manufacturing Co. Ltd.	195,914	8,919,968
Nagase & Co. Ltd.	55,700	392,571
Nagoya Railroad Co. Ltd.(a)	39,060	463,966
NEC Corp.	113,166	3,360,608
Nexon Co. Ltd.	26,624	416,949
NGK Corp.	45,428	1,553,120
NH Foods Ltd.	25,945	1,018,172
NHK Spring Co. Ltd.	14,555	322,435
Nichirei Corp.	47,433	659,252
Nidec Corp.(a)(c)	152,551	2,447,794
Nikon Corp.	84,975	1,008,942
Nintendo Co. Ltd.	79,370	3,783,268
Nippon Building Fund, Inc.	670	564,724
Nippon Electric Glass Co. Ltd.	14,517	477,869
Nippon Express Holdings, Inc., Class H	59,098	1,948,951
Nippon Paint Holdings Co. Ltd.(a)	99,324	748,928
Nippon Paper Industries Co. Ltd.	38,403	330,489
Nippon Sanso Holdings Corp.	15,831	568,684
Nippon Steel Corp.(a)	1,402,359	5,708,654
Nippon Television Holdings, Inc.	9,587	174,930
Nippon Yusen K.K.(a)	111,368	4,273,031
Nissan Chemical Corp.	13,904	645,807
Nissan Motor Co. Ltd.(a)(c)	1,837,678	3,876,923
Nisshin Seifun Group, Inc.	47,984	606,980
Nissin Foods Holdings Co. Ltd.(a)	31,734	573,261
Nissui Corp.	65,066	512,696
Niterra Co. Ltd.	23,560	1,374,835
Nitori Holdings Co. Ltd.(a)	61,427	990,255
Nitto Denko Corp.	84,426	1,781,431
Nomura Holdings, Inc.	286,600	2,770,621
Nomura Real Estate Master Fund, Inc.	454	433,898
Nomura Research Institute Ltd.	28,237	834,721
NSK Ltd.	138,510	985,856
NTT, Inc.	6,800,105	6,513,083
Obayashi Corp.	84,540	1,660,323
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Oji Holdings Corp.	226,353	$1,243,731
Olympus Corp.	132,062	1,508,250
Omron Corp.	43,871	1,465,916
Ono Pharmaceutical Co. Ltd.	85,720	1,280,119
Open House Group Co. Ltd.	4,506	239,258
Oriental Land Co. Ltd.	33,928	676,681
ORIX Corp.	118,198	4,766,800
Osaka Gas Co. Ltd.	58,887	2,018,826
Otsuka Corp.(a)	32,903	678,427
Otsuka Holdings Co. Ltd.	57,893	4,011,243
Pan Pacific International Holdings Corp.	123,809	702,061
Panasonic Holdings Corp.	548,211	14,485,126
Persol Holdings Co. Ltd.	342,013	567,391
Recruit Holdings Co. Ltd.	83,560	6,603,013
Renesas Electronics Corp.	166,253	3,329,824
Rengo Co. Ltd.	65,157	608,571
Resona Holdings, Inc.	167,233	2,266,106
Resonac Holdings Corp.(a)	24,272	2,020,313
Ricoh Co. Ltd.	138,066	1,353,818
Rohm Co. Ltd.	61,294	1,624,081
Ryohin Keikaku Co. Ltd.	24,343	638,043
Sankyu, Inc.	8,715	515,128
Santen Pharmaceutical Co. Ltd.	54,383	641,573
Sanwa Holdings Corp.	23,498	503,325
SBI Holdings, Inc.	45,653	861,201
SCREEN Holdings Co. Ltd.	12,600	960,462
Secom Co. Ltd.	47,541	2,046,336
Seiko Epson Corp.	85,871	1,571,718
Seino Holdings Co. Ltd.	28,236	465,883
Sekisui Chemical Co. Ltd.(a)	86,903	1,445,275
Sekisui House Ltd.(a)	134,856	2,950,081
Seven & i Holdings Co. Ltd.(a)	403,444	5,345,685
SG Holdings Co. Ltd.(a)	94,204	936,552
Sharp Corp.(a)(c)	105,478	407,162
Shimadzu Corp.	29,290	744,357
SHIMAMURA Co. Ltd.	25,812	542,898
Shimano, Inc.	10,806	1,363,016
Shimizu Corp.	61,425	904,159
Shin-Etsu Chemical Co. Ltd.	185,342	6,602,488
Shionogi & Co. Ltd.	86,758	1,567,514
Shiseido Co. Ltd.(a)	66,135	1,305,423
Shizuoka Financial Group, Inc.	40,766	803,504
SMC Corp.	5,511	2,379,290
SoftBank Corp.	3,444,289	4,830,685
SoftBank Group Corp.	225,802	7,027,869
Sojitz Corp.	44,312	1,479,371
Sompo Holdings, Inc.	94,435	4,189,437
Sony Financial Group, Inc.	541,942	525,010
Sony Group Corp.	490,214	11,447,115
Stanley Electric Co. Ltd.	29,511	642,581
Subaru Corp.	176,361	2,999,833
SUMCO Corp.	79,599	1,617,030
Sumitomo Chemical Co. Ltd.	644,317	2,083,316
Sumitomo Corp.	607,364	6,299,665
Sumitomo Electric Industries Ltd.	377,444	4,991,743
Sumitomo Forestry Co. Ltd.(a)	117,935	993,964
Sumitomo Heavy Industries Ltd.(a)	35,035	1,131,720
Sumitomo Metal Mining Co. Ltd.	45,671	2,293,942
Sumitomo Mitsui Financial Group, Inc.	334,785	14,374,514
Sumitomo Mitsui Trust Group, Inc.	243,336	2,500,261
Sumitomo Realty & Development Co. Ltd.	47,540	1,064,775
Sumitomo Rubber Industries Ltd.	61,245	865,886
	Shares	Value
Japan-(continued)
Suntory Beverage & Food Ltd.	25,442	$737,060
Suzuken Co. Ltd.	10,618	338,491
Suzuki Motor Corp.	349,342	4,556,717
Sysmex Corp.(a)	68,851	694,699
T&D Holdings, Inc.	39,534	1,245,008
Taiheiyo Cement Corp.	29,872	755,869
Taisei Corp.	15,803	1,279,117
Taiyo Yuden Co. Ltd.	22,323	1,379,439
Takashimaya Co. Ltd.(a)	44,227	631,787
Takeda Pharmaceutical Co. Ltd.	330,537	11,340,647
TDK Corp.	199,535	3,833,861
Teijin Ltd.	57,627	586,864
Terumo Corp.	128,684	1,886,358
TIS, Inc.	24,976	598,333
Tobu Railway Co. Ltd.	31,709	614,612
Toho Gas Co. Ltd.	48,304	349,577
Tohoku Electric Power Co., Inc.	134,877	990,366
Tokio Marine Holdings, Inc.	129,760	6,608,416
Tokyo Electric Power Co. Holdings, Inc.(a)(c)	668,154	2,155,391
Tokyo Electron Ltd.	22,731	7,594,093
Tokyo Gas Co. Ltd.	60,796	2,345,253
Tokyo Tatemono Co. Ltd.	22,442	473,198
Tokyu Corp.(a)	73,778	809,320
Tokyu Fudosan Holdings Corp.	89,223	741,012
TOPPAN Holdings, Inc.	54,017	1,513,541
Toray Industries, Inc.	294,800	2,116,027
Tosoh Corp.	68,067	1,143,921
TOTO Ltd.	28,064	1,217,036
Toyo Seikan Group Holdings Ltd.	21,068	534,913
Toyo Suisan Kaisha Ltd.	8,881	575,812
Toyo Tire Corp.	20,592	545,779
Toyoda Gosei Co. Ltd.	24,523	845,981
Toyota Boshoku Corp.	33,539	467,639
Toyota Motor Corp.	1,432,242	27,084,298
Toyota Tsusho Corp.	96,694	4,010,293
Trend Micro, Inc.	13,149	529,398
Tsuruha Holdings, Inc.(a)	17,073	260,436
UBE Corp.(a)	35,857	709,545
Unicharm Corp.(a)	137,655	872,482
West Japan Railway Co.(a)	65,610	1,237,116
Yakult Honsha Co. Ltd.(a)	37,088	655,876
Yamada Holdings Co. Ltd.	180,104	803,860
Yamaha Corp.	101,275	784,455
Yamaha Motor Co. Ltd.(a)	322,010	2,691,547
Yamato Holdings Co. Ltd.	67,951	881,147
Yamazaki Baking Co. Ltd.(a)	26,757	565,024
Yaskawa Electric Corp.(a)	24,629	732,845
Yokogawa Electric Corp.	24,657	878,722
Yokohama Financial Group, Inc.	87,870	999,454
Yokohama Rubber Co. Ltd. (The)	23,725	1,126,109
		656,194,687
Luxembourg-0.39%
Aperam S.A.	15,093	795,457
ArcelorMittal S.A.	128,514	9,057,429
Eurofins Scientific SE	10,358	814,999
SES S.A., FDR	83,818	555,198
		11,223,083
Macau-0.02%
Galaxy Entertainment Group Ltd.	123,569	538,939
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Netherlands-2.30%
Aalberts N.V.	16,160	$798,539
ABN AMRO Bank N.V., CVA(b)	100,195	4,522,356
Adyen N.V.(b)(c)	473	480,059
Akzo Nobel N.V.(a)	42,397	2,962,900
Argenx SE, ADR(c)	809	690,740
ASM International N.V.	1,117	1,032,177
ASML Holding N.V.	6,970	11,460,289
ASR Nederland N.V.	14,346	1,170,241
Heineken Holding N.V.(a)	19,694	1,653,043
Heineken N.V.	32,821	2,964,928
IMCD N.V.(a)	5,639	616,393
ING Groep N.V.	313,130	10,979,072
Koninklijke Ahold Delhaize N.V.	204,943	8,088,261
Koninklijke KPN N.V.	316,133	1,489,365
Koninklijke Philips N.V.	119,739	3,147,756
Magnum Ice Cream Co. N.V. (The)(c)	54,498	1,016,158
NN Group N.V.	37,409	3,518,268
NXP Semiconductors N.V.	15,825	3,626,457
Prosus N.V.(c)	38,311	1,776,407
Randstad N.V.	42,619	1,797,696
SBM Offshore N.V.	19,082	711,028
Universal Music Group N.V.	35,579	585,715
Wolters Kluwer N.V.	16,099	1,261,062
		66,348,910
New Zealand-0.02%
Fletcher Building Ltd.(c)	105,107	224,848
Spark New Zealand Ltd.	254,632	287,193
		512,041
Norway-0.77%
Aker BP ASA	66,854	2,381,955
DNB Bank ASA	87,602	2,818,670
Equinor ASA	269,697	11,063,492
Mowi ASA	45,630	976,487
Norsk Hydro ASA	243,775	2,246,999
Orkla ASA	70,242	779,693
Telenor ASA	85,861	1,212,907
Wallenius Wilhelmsen ASA	52,013	811,263
		22,291,466
Poland-0.40%
Bank Polska Kasa Opieki S.A.	15,165	997,529
Erste Bank Polska S.A.	2,128	418,679
KGHM Polska Miedz S.A.	15,801	1,307,102
ORLEN S.A.	134,594	5,329,810
PGE Polska Grupa Energetyczna S.A.(c)	183,215	494,147
Powszechna Kasa Oszczednosci Bank Polski S.A.	43,373	1,296,457
Powszechny Zaklad Ubezpieczen S.A.	70,773	1,344,985
Tauron Polska Energia S.A.	177,281	427,282
		11,615,991
Portugal-0.15%
EDP S.A.	436,706	2,243,663
Galp Energia SGPS S.A.	66,236	1,500,869
Jeronimo Martins SGPS S.A.	33,152	663,361
		4,407,893
Russia-0.00%
Evraz PLC(c)(d)	48,360	0
Raspadskaya PAO(c)(d)	546	0
		0
	Shares	Value
Singapore-0.96%
CapitaLand Ascendas REIT	348,900	$698,104
CapitaLand Integrated Commercial Trust	438,579	850,272
ComfortDelGro Corp. Ltd.	422,060	440,699
DBS Group Holdings Ltd.	120,802	6,962,553
Grab Holdings Ltd., Class A(a)(c)	78,607	275,124
Keppel Ltd.	120,913	1,078,733
Keppel REIT	10,396	7,450
Olam Group Ltd.	200,018	218,072
Oversea-Chinese Banking Corp. Ltd.	299,872	6,803,897
Sea Ltd., ADR(c)	9,826	1,048,827
Singapore Airlines Ltd.	235,496	1,411,209
Singapore Telecommunications Ltd.	533,265	1,843,103
United Overseas Bank Ltd.	141,915	4,794,390
UOL Group Ltd.	100,067	771,338
Venture Corp. Ltd.	42,809	532,830
		27,736,601
South Africa-0.29%
Anglo American PLC	164,454	8,312,555
South Korea-8.34%
BNK Financial Group, Inc.(a)	62,507	655,122
Celltrion, Inc.(c)	6,060	780,964
CJ CheilJedang Corp.	4,758	632,612
CJ Corp.(a)	5,637	505,605
DB Insurance Co. Ltd.(a)	6,063	656,560
DL E&C Co. Ltd.	14,982	599,186
Doosan Enerbility Co. Ltd.(c)	11,510	527,490
E-MART, Inc.	13,507	743,441
GS Engineering & Construction Corp.(a)	33,629	534,564
GS Holdings Corp.	19,919	1,232,366
Hana Financial Group, Inc.	38,649	3,340,784
Hankook Tire & Technology Co. Ltd.	19,515	909,117
Hanwha Corp.	8,920	524,301
Hanwha Solutions Corp.(a)(c)	32,006	563,357
HD Hyundai Co. Ltd.	6,291	863,846
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,741	727,900
HMM Co. Ltd.(a)	63,389	923,652
Hyundai Engineering & Construction Co. Ltd.(a)	13,964	904,792
Hyundai Glovis Co. Ltd.(a)	6,001	823,010
Hyundai Mobis Co. Ltd.	13,538	4,378,270
Hyundai Motor Co.(a)	38,211	10,124,275
Hyundai Steel Co.(a)	54,101	982,483
Industrial Bank of Korea(a)	42,512	609,493
Kakao Corp.(a)	20,975	540,546
KB Financial Group, Inc.(a)	40,545	4,745,260
Kia Corp.(a)	59,006	5,319,994
Korea Electric Power Corp.	63,284	1,520,738
Korea Gas Corp.	24,185	583,220
Korea Zinc Co. Ltd.	842	574,128
Korean Air Lines Co. Ltd.	55,691	986,617
KT&G Corp.	10,351	1,288,062
Kumho Petrochemical Co. Ltd.	6,225	494,757
LG Chem Ltd.(a)	14,752	2,612,844
LG Corp.(a)	20,426	1,416,170
LG Display Co. Ltd.(a)(c)	158,768	998,874
LG Electronics, Inc.(a)	47,390	5,252,792
LG H&H Co. Ltd.(a)	3,540	707,310
LG Innotek Co. Ltd.(a)	4,569	1,578,078
LG Uplus Corp.	69,571	713,349
LOTTE Chemical Corp.	12,438	484,899
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
LS Corp.(a)	3,133	$565,406
NAVER Corp.(a)	13,167	1,884,997
POSCO Holdings, Inc.(a)	29,719	6,417,006
Samsung C&T Corp.	9,719	2,264,165
Samsung E&A Co. Ltd.	22,406	663,260
Samsung Electro-Mechanics Co. Ltd.	5,713	4,365,572
Samsung Electronics Co. Ltd.	687,235	119,616,568
Samsung Fire & Marine Insurance Co. Ltd.	3,391	1,467,632
Samsung Life Insurance Co. Ltd.	7,559	1,584,520
Samsung SDI Co. Ltd.(c)	7,701	2,099,920
Samsung SDS Co. Ltd.(a)	7,200	1,014,969
Shinhan Financial Group Co. Ltd.	67,348	4,675,297
SK hynix, Inc.	18,166	20,630,322
SK Innovation Co. Ltd.(c)	19,433	1,488,532
SK Telecom Co. Ltd.	31,506	1,780,355
SK, Inc.(a)	12,681	4,737,573
S-Oil Corp.(a)	11,503	1,030,164
Woori Financial Group, Inc.	106,098	2,456,100
		241,103,186
Spain-2.75%
ACS Actividades de Construccion y Servicios S.A.	13,462	1,712,146
Aena S.M.E. S.A.(b)	24,948	767,360
Amadeus IT Group S.A.	21,947	1,351,449
Banco Bilbao Vizcaya Argentaria S.A.	473,220	13,235,360
Banco de Sabadell S.A.	440,906	1,688,923
Banco Santander S.A.(a)	1,468,678	20,840,858
Bankinter S.A.	41,366	759,210
CaixaBank S.A.	212,773	3,083,847
Cellnex Telecom S.A.(b)	31,704	982,635
Enagas S.A.	34,075	662,714
Endesa S.A.	34,085	1,656,027
Grifols S.A.(a)	78,882	904,528
Iberdrola S.A.(a)	411,641	9,755,917
Industria de Diseno Textil S.A.	54,766	3,566,172
Mapfre S.A.	152,763	779,380
Merlin Properties SOCIMI S.A.	32,694	566,945
Naturgy Energy Group S.A.	17,623	586,576
Redeia Corp. S.A.(a)	55,921	984,058
Repsol S.A.	358,909	10,929,582
Telefonica S.A.(a)	1,140,854	4,699,620
		79,513,307
Sweden-1.95%
Alfa Laval AB(a)	14,679	867,055
Assa Abloy AB, Class B	58,750	2,175,897
Atlas Copco AB, Class A	166,437	3,510,223
Autoliv, Inc.	9,054	1,115,181
Billerud AB(a)	56,655	450,910
Boliden AB	37,208	1,868,724
Castellum AB(a)	44,319	620,870
Electrolux AB, Class B(c)	220,213	643,543
Epiroc AB, Class A	44,279	1,133,046
EQT AB(a)	14,257	483,347
Essity AB, Class B	72,203	2,093,634
Evolution AB(b)(c)	9,089	692,390
Getinge AB, Class B	14,313	356,091
H & M Hennes & Mauritz AB, Class B(a)	61,419	1,122,713
Hexagon AB, Class B	137,823	1,357,854
Holmen AB, Class B	6,644	224,898
Husqvarna AB, Class B(a)	125,719	512,955
NIBE Industrier AB, Class B(a)	126,584	506,469
	Shares	Value
Sweden-(continued)
Sandvik AB	63,302	$2,362,745
Securitas AB, Class B	60,515	970,321
Skandinaviska Enskilda Banken AB, Class A(a)	140,654	3,289,726
Skanska AB, Class B	52,306	1,464,982
SKF AB, Class B	54,543	1,473,575
Spotify Technology S.A.(c)	1,931	965,384
SSAB AB, Class B(a)	231,322	2,431,932
Svenska Cellulosa AB S.C.A., Class B	65,555	743,914
Svenska Handelsbanken AB, Class A(a)	158,700	2,422,086
Swedbank AB, Class A	89,737	3,582,780
Tele2 AB, Class B	65,432	1,131,434
Telefonaktiebolaget LM Ericsson, Class B	495,425	4,864,247
Telia Co. AB	304,585	1,408,877
Trelleborg AB, Class B	20,574	912,892
Volvo AB, Class B(a)	212,920	8,129,365
Volvo Car AB, Class B(a)(c)	257,633	545,385
		56,435,445
Switzerland-4.09%
ABB Ltd.	60,945	6,008,310
Adecco Group AG	66,155	1,847,743
Barry Callebaut AG	425	591,681
Bucher Industries AG	587	230,457
Chocoladefabriken Lindt & Spruengli AG, PC	89	1,026,483
Cie Financiere Richemont S.A.	23,950	5,656,192
Clariant AG(c)	59,577	676,495
DKSH Holding AG	6,999	580,596
DSM-Firmenich AG(a)(c)	33,181	3,569,107
Galderma Group AG, Class A(c)	1,760	382,712
Galenica AG(b)(c)	5,003	531,083
Geberit AG	1,475	971,158
Givaudan S.A.	409	1,633,501
Helvetia Baloise Holding AG	3,831	1,026,595
Julius Baer Group Ltd.(a)	16,173	1,420,885
Kuehne + Nagel International AG, Class R	7,010	1,783,855
Logitech International S.A., Class R	11,201	1,143,113
Lonza Group AG(c)	3,073	2,140,226
Nestle S.A.	206,687	20,643,266
Partners Group Holding AG(a)	792	659,665
PSP Swiss Property AG	2,876	518,492
Roche Holding AG	71,563	31,256,454
Sandoz Group AG	27,868	2,270,055
Schindler Holding AG, PC	3,105	976,667
SGS S.A.	6,700	793,337
Sika AG(c)	10,156	2,283,310
Sonova Holding AG, Class A	3,149	857,321
Sunrise Communications AG(c)	10,788	569,354
Swatch Group AG (The), BR	6,943	1,551,141
Swiss Life Holding AG	1,755	2,069,361
Swiss Prime Site AG(c)	4,944	805,769
Swisscom AG	2,331	1,789,919
UBS Group AG	211,072	11,148,496
Zurich Insurance Group AG	11,654	8,870,597
		118,283,396
United Kingdom-11.57%
3i Group PLC	62,041	2,384,897
Aberdeen Group PLC	343,946	1,117,907
Admiral Group PLC	19,349	979,394
Associated British Foods PLC(a)	59,709	1,675,006
AstraZeneca PLC	81,699	13,877,221
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Aviva PLC	266,481	$2,490,349
B&M European Value Retail PLC	391,040	1,173,739
BAE Systems PLC	175,075	4,948,902
Balfour Beatty PLC	76,085	885,663
Barclays PLC	1,922,164	13,192,458
Barratt Redrow PLC	338,593	1,343,645
Beazley PLC	18,313	317,808
Bellway PLC	29,731	799,873
Berkeley Group Holdings PLC (The)(c)	18,125	854,822
British American Tobacco PLC	279,078	16,904,015
British Land Co. PLC (The)	128,032	764,448
BT Group PLC	1,594,975	4,312,209
Bunzl PLC	47,897	1,804,813
Burberry Group PLC(c)	59,393	955,900
Centrica PLC	742,705	1,547,574
Coca-Cola Europacific Partners PLC	14,518	1,589,140
Compass Group PLC	101,050	3,208,930
Croda International PLC	18,904	817,188
Currys PLC	299,474	676,994
DCC PLC	24,958	2,130,886
Diageo PLC	200,562	4,399,475
Drax Group PLC	77,168	766,819
easyJet PLC(a)	61,614	523,774
Entain PLC	81,474	595,596
GSK PLC	464,840	12,069,235
Haleon PLC	945,567	4,622,211
Halma PLC	11,759	560,978
Hays PLC	378,240	288,395
Hiscox Ltd.	13,912	339,142
Howden Joinery Group PLC	26,205	278,815
HSBC Holdings PLC	1,860,146	39,553,609
ICG PLC	23,380	596,051
IG Group Holdings PLC	34,853	685,782
IMI PLC	16,184	642,174
Imperial Brands PLC	108,436	4,109,135
Inchcape PLC	77,714	878,231
Informa PLC	96,045	1,148,876
International Consolidated Airlines Group S.A.	179,579	1,051,115
Intertek Group PLC	11,969	943,947
Investec PLC	90,996	795,232
ITV PLC	631,554	632,236
J Sainsbury PLC	642,529	3,093,877
JD Sports Fashion PLC	493,288	597,176
Johnson Matthey PLC	45,650	1,231,382
Kingfisher PLC	588,847	2,452,989
Land Securities Group PLC	110,455	1,050,516
Legal & General Group PLC	656,576	2,661,975
Lloyds Banking Group PLC	6,786,427	10,473,654
London Stock Exchange Group PLC	28,924	3,248,905
M&G PLC	430,219	2,075,177
Man Group PLC	172,694	706,055
Marks & Spencer Group PLC	271,609	1,482,513
Melrose Industries PLC	143,169	879,366
National Grid PLC	416,380	6,654,628
NatWest Group PLC	923,274	8,695,981
Next PLC	6,981	1,395,927
Pearson PLC	79,300	1,336,174
Pennon Group PLC	73,909	459,702
Persimmon PLC	94,514	1,416,566
Quilter PLC(b)	213,724	557,591
Reckitt Benckiser Group PLC	58,103	4,094,673
	Shares	Value
United Kingdom-(continued)
RELX PLC	73,335	$2,575,508
Rentokil Initial PLC	161,225	741,381
Rolls-Royce Holdings PLC	57,519	1,145,782
RS Group PLC	67,937	645,928
Sage Group PLC (The)	78,225	1,028,926
Schroders PLC	94,929	751,862
Segro PLC	124,851	1,628,472
Serco Group PLC	76,225	248,305
Severn Trent PLC	19,925	806,839
Shell PLC(a)	1,328,155	60,701,713
Smith & Nephew PLC	87,754	1,370,696
Smiths Group PLC	30,501	1,087,562
SSE PLC	87,752	2,768,273
St. James’s Place PLC	34,388	487,890
Standard Chartered PLC	262,321	7,744,695
Standard Life PLC	61,349	763,354
Subsea 7 S.A.	29,015	979,690
Tate & Lyle PLC	99,104	737,415
Taylor Wimpey PLC	1,001,713	1,053,140
Tesco PLC	1,247,591	8,199,657
Travis Perkins PLC(a)	71,174	532,464
Unilever PLC	166,887	10,602,860
United Utilities Group PLC	51,416	956,169
Vistry Group PLC(a)(c)	96,243	380,401
Vodafone Group PLC	7,983,068	12,650,254
Weir Group PLC (The)	14,660	522,253
Whitbread PLC	24,238	819,918
WPP PLC	420,641	1,696,567
		334,427,410
United States-4.10%
A.P. Moller - Maersk A/S, Class B(a)	3,180	8,544,022
Acerinox S.A.	38,231	768,064
Aegon Ltd.	116,103	1,100,887
AerCap Holdings N.V.	6,616	998,354
Alcon AG	39,215	2,691,259
Allegion PLC	1,967	309,606
Amrize Ltd.(c)	28,535	1,397,668
Aptiv PLC(c)	17,169	969,533
ARM Holdings PLC, ADR(c)	510	122,242
Atlassian Corp., Class A(c)	3,558	359,411
BP PLC	3,565,250	26,746,562
Ferrovial N.V.	4,460	291,498
Garmin Ltd.	8,472	2,488,904
GFL Environmental, Inc.(a)	7,633	314,983
Holcim AG(c)	28,184	2,557,891
ICON PLC(c)	3,371	551,378
James Hardie Industries PLC, ADR(a)(c)	16,596	436,309
JBS N.V., Class A(a)	49,395	692,518
lululemon Athletica, Inc.(c)	10,522	1,250,750
Medtronic PLC	62,455	5,333,032
Novartis AG	136,357	21,309,315
Octave Intelligence PLC(c)	13,780	246,567
Perrigo Co. PLC	25,398	256,774
Qiagen N.V.	14,334	588,499
Sanofi S.A.	191,203	16,427,699
Signify N.V.	45,672	778,894
Sims Ltd.	31,739	565,862
Smurfit WestRock PLC	21,351	981,505
Stellantis N.V.(c)	1,753,502	10,073,151
Swiss Re AG	24,154	4,016,608
Tenaris S.A.	42,693	1,222,086
Trane Technologies PLC	2,506	1,140,105
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United States-(continued)
Transocean Ltd.(a)(c)	194,993	$1,037,363
Versigent PLC(a)(c)	6,480	267,948
Waste Connections, Inc.	10,804	1,808,612
		118,645,859
Zambia-0.06%
First Quantum Minerals Ltd.(c)	60,310	1,670,632
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $1,909,941,170)		2,887,148,392
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.47%
Invesco Private Government Fund, 3.69%(e)(f)(g)	67,974,606	67,974,606
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(e)(f)(g)	176,991,959	$177,009,658
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $244,986,214)		244,984,264
TOTAL INVESTMENTS IN SECURITIES-108.32% (Cost $2,154,927,384)		3,132,132,656
OTHER ASSETS LESS LIABILITIES-(8.32)%		(240,493,930)
NET ASSETS-100.00%		$2,891,638,726

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $19,031,006, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$83,503,739	$(83,503,739)	$-	$-	$-	$31,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,266,155	312,888,796	(284,180,345)	-	-	67,974,606	3,578,062 *
Invesco Private Prime Fund	115,622,990	596,832,140	(535,414,391)	(370)	(30,711)	177,009,658	4,360,434 *
Total	$154,889,145	$993,224,675	$(903,098,475)	$(370)	$(30,711)	$244,984,264	$7,970,291

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
July 31, 2026
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-5.16%
Accent Group Ltd.	53,818	$26,151
ALS Ltd.	25,036	377,176
Amotiv Ltd.	14,600	71,919
AMP Ltd.	331,227	498,164
Ansell Ltd.	16,939	388,299
ARB Corp. Ltd.	7,754	107,150
ASX Ltd.	13,113	504,883
Atlas Arteria Ltd.	77,660	273,764
AUB Group Ltd.(a)	7,416	144,242
Austal Ltd.(b)	35,061	88,260
Bank of Queensland Ltd.(a)	105,401	490,037
Bapcor Ltd.(a)	49,149	15,127
Beach Energy Ltd.(a)	436,028	279,893
Bega Cheese Ltd.	28,424	121,093
Breville Group Ltd.(a)	6,872	157,696
BWP Property Group Ltd.	31,829	86,691
CAR Group Ltd.(a)	16,463	300,041
Centuria Capital Group	73,367	75,111
Centuria Industrial REIT	60,303	127,135
Challenger Ltd.	54,697	375,181
Charter Hall Group	27,079	441,969
Charter Hall Long Wale REIT(a)	64,596	172,387
Charter Hall Retail REIT	59,767	168,618
Cleanaway Waste Management Ltd.(a)	254,132	416,564
Cochlear Ltd.	4,370	365,567
Corporate Travel Management Ltd.(a)(b)(c)	4,811	0
Credit Corp. Group Ltd.	6,055	58,474
Cromwell Property Group	191,915	58,004
Dalrymple Bay Infrastructure Ltd.	19,683	77,182
Domino’s Pizza Enterprises Ltd.	12,937	168,063
Eagers Automotive Ltd.(a)	22,019	361,340
Elders Ltd.(a)	36,963	145,584
Evolution Mining Ltd.	76,911	608,726
Flight Centre Travel Group Ltd.(a)	16,755	154,571
G8 Education Ltd.(a)	128,213	13,453
GrainCorp Ltd., Class A	46,139	180,696
Harvey Norman Holdings Ltd.(a)	90,534	311,232
Healius Ltd.(a)(b)	105,686	27,715
Helia Group Ltd.	41,295	144,980
HomeCo Daily Needs REIT(d)	160,891	142,692
IDP Education Ltd.	51,760	83,361
IGO Ltd.(b)	86,387	414,997
Iluka Resources Ltd.	80,656	340,414
Ingenia Communities Group	37,479	114,124
Inghams Group Ltd.	42,018	66,274
IPH Ltd.	19,936	58,145
IRESS Ltd.	23,774	113,732
Lottery Corp. Ltd. (The)	62,594	244,790
Lynas Rare Earths Ltd.(b)	17,660	173,009
Magellan Financial Group Ltd.	31,076	207,610
Monadelphous Group Ltd.	10,343	211,372
Myer Holdings Ltd.(a)	181,182	26,649
New Hope Corp. Ltd.	122,157	446,553
NEXTDC Ltd.(a)(b)	18,042	169,383
nib holdings Ltd.(a)	39,015	204,919
Nine Entertainment Co. Holdings Ltd.(a)	233,652	156,800
NRW Holdings Ltd.	59,112	289,052
Nufarm Ltd.(a)(b)	42,061	88,263
OceanaGold Corp.	12,708	306,184
Orora Ltd.	222,202	226,407
Perenti Ltd.	131,377	194,587
	Shares	Value
Australia-(continued)
Perpetual Ltd.(a)	12,807	$169,823
Perseus Mining Ltd.	85,013	290,485
PLS Group Ltd.(b)	177,564	514,982
Premier Investments Ltd.	14,242	136,324
Qantas Airways Ltd.	38,933	270,435
Ramelius Resources Ltd.	67,456	144,805
REA Group Ltd.	1,236	139,329
Reece Ltd.	36,367	407,576
Region Group	138,367	230,902
Regis Resources Ltd.	59,404	254,088
Resolute Mining Ltd.(b)	82,031	53,573
Sandfire Resources Ltd.(b)	27,658	365,443
SEEK Ltd.	26,938	277,425
Service Stream Ltd.	67,002	114,310
SGH Ltd.	12,326	380,486
Sigma Healthcare Ltd.(a)	41,125	84,643
Stanmore Resources Ltd.	83,368	134,771
Steadfast Group Ltd.	85,654	305,541
Super Retail Group Ltd.	22,693	211,259
Tabcorp Holdings Ltd.	299,467	187,295
TPG Telecom Ltd.	94,842	237,668
Ventia Services Group Pty. Ltd.	56,912	231,676
Waypoint REIT Ltd.	70,355	122,771
WiseTech Global Ltd.	4,146	106,666
Yancoal Australia Ltd.	40,050	157,518
		18,192,249
Austria-0.79%
ANDRITZ AG	7,694	723,124
CA Immobilien Anlagen AG	4,480	124,913
EVN AG	4,185	141,477
Kontron AG(a)(b)	7,407	190,975
Lenzing AG(a)(b)	3,554	96,349
Mayr Melnhof Karton AG	864	82,639
Oesterreichische Post AG(a)	3,174	118,988
Palfinger AG	2,665	89,895
Strabag SE, BR	3,024	291,212
Telekom Austria AG	4,740	55,415
UNIQA Insurance Group AG	12,541	260,410
Verbund AG(a)	3,791	259,624
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,297	351,344
		2,786,365
Belgium-1.53%
Aedifica S.A.	10,452	843,289
Azelis Group N.V.(a)	36,858	480,244
Barco N.V.	10,302	93,132
Bekaert S.A.	4,462	204,596
Colruyt Group N.V(a)	4,973	222,440
Deme Group N.V.	689	131,151
D’Ieteren Group	1,986	408,997
Elia Group S.A./N.V.	2,801	400,436
Fagron	4,944	131,760
Financiere de Tubize S.A.	490	109,340
Gimv N.V.(a)	2,115	108,663
KBC Ancora	2,723	277,601
Lakefront Biotherapeutics N.V.(b)	9,655	264,261
Lotus Bakeries N.V.(a)	11	140,770
Melexis N.V.	2,592	203,076
Montea N.V.	1,891	147,871
Ontex Group N.V.(b)	7,655	20,345
Retail Estates N.V.(a)	1,141	86,552
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Belgium-(continued)
Shurgard Self Storage Ltd.	4,219	$122,995
Solvay S.A., Class A	13,697	418,859
Tessenderlo Group S.A.(a)	1,590	39,065
Warehouses De Pauw C.V.A.	15,372	394,706
Xior Student Housing N.V.(d)	4,109	130,472
		5,380,621
Brazil-0.07%
ERO Copper Corp.(b)	5,922	158,894
Karoon Energy Ltd.	65,600	81,168
		240,062
Canada-8.84%
AbCellera Biologics, Inc.(a)(b)	34,272	195,693
ADENTRA, Inc.	1,260	31,185
Advantage Energy Ltd.(b)	28,935	226,885
Aecon Group, Inc.	12,681	408,855
AGF Management Ltd., Class B	5,043	81,243
Air Canada(b)	25,913	468,627
AKITA Drilling Ltd.(b)	4,037	10,158
Alamos Gold, Inc., Class A	13,651	379,116
Alaris Equity Partners Income	5,244	92,070
Algoma Steel Group, Inc.(b)	42,637	163,819
Allied Properties REIT(a)	50,253	351,773
Altus Group Ltd.(a)	3,374	112,607
Aritzia, Inc.(b)	2,376	236,575
Athabasca Oil Corp.(b)	50,631	373,908
ATS Corp.(b)	7,395	201,632
Badger Infrastructure Solutions Ltd.	2,334	147,841
Baytex Energy Corp.	106,136	483,451
Birchcliff Energy Ltd.	73,001	332,521
Bird Construction, Inc.	4,990	237,860
BlackBerry Ltd.(b)	55,470	471,723
Boardwalk REIT	5,325	251,475
Bombardier, Inc., Class B(b)	1,422	342,350
Boralex, Inc., Class A	11,228	296,777
Boyd Group, Inc.	2,065	213,308
Brookfield Business Corp.	3,854	114,231
Brookfield Infrastructure Corp.	6,107	257,975
Brookfield Renewable Corp.	7,022	234,158
Brookfield Wealth Solutions Ltd.(b)	3,936	170,223
BRP, Inc.	6,671	411,906
Cameco Corp.	6,341	546,840
Canaccord Genuity Group, Inc.	10,235	105,060
Canada Packers, Inc.	736	10,005
Canadian Solar, Inc.(a)(b)	22,145	333,947
Canadian Utilities Ltd., Class A	17,018	675,940
Canfor Corp.(b)	12,096	129,423
Capstone Copper Corp.(b)	36,023	341,780
Cardinal Energy Ltd.(a)	19,654	161,256
Cargojet, Inc.	2,396	144,305
Cascades, Inc.	16,457	158,018
Centerra Gold, Inc.	32,542	559,049
CES Energy Solutions Corp.	24,181	281,653
Champion Iron Ltd.	84,324	200,140
Chartwell Retirement Residences	14,900	239,934
Chemtrade Logistics Income Fund	19,423	226,511
Choice Properties REIT(a)	25,039	284,865
Cogeco Communications, Inc.(a)	7,627	321,314
Colliers International Group, Inc.	2,328	228,743
Crombie REIT	16,566	206,300
Definity Financial Corp.	6,194	353,356
Descartes Systems Group, Inc. (The)(b)	3,247	243,678
	Shares	Value
Canada-(continued)
DPM Metals, Inc.	10,428	$366,320
Dream Industrial REIT(a)	37,729	387,012
DREAM Unlimited Corp.	1,204	16,993
Enerflex Ltd.	17,261	384,138
Enghouse Systems Ltd.	4,387	53,725
EQB, Inc.	2,267	229,617
Equinox Gold Corp.	33,290	298,052
Exchange Income Corp.(a)	4,690	419,738
First Capital REIT	28,626	467,900
First Majestic Silver Corp.	13,316	199,714
FirstService Corp.	2,258	317,844
Fortuna Mining Corp., Class C(b)	25,670	216,105
Freehold Royalties Ltd.(a)	12,530	152,913
Gibson Energy, Inc.	29,256	669,227
goeasy Ltd.(a)	3,462	117,518
Granite REIT	7,529	516,353
Headwater Exploration, Inc.	7,397	69,865
Hudbay Minerals, Inc.	24,312	551,281
IAMGOLD Corp.(b)	27,612	390,507
IGM Financial, Inc.	11,159	693,316
International Petroleum Corp.(b)	8,292	188,956
Ivanhoe Mines Ltd., Class A(a)(b)	18,930	135,884
Kelt Exploration Ltd.(b)	18,312	130,273
Killam Apartment REIT	17,956	237,946
Kinaxis, Inc.(b)	1,019	122,032
Labrador Iron Ore Royalty Corp.	6,672	127,224
Lassonde Industries, Inc., Class A	135	20,900
Laurentian Bank of Canada	11,195	321,442
Leon’s Furniture Ltd.	1,228	21,543
Lightspeed Commerce, Inc.(a)(b)	25,349	255,505
Lundin Gold, Inc.	1,050	58,748
LunR Royalties Corp., Class C(b)	1	13
Maple Leaf Foods, Inc.	12,743	259,792
MDA Space Ltd.(b)	4,908	148,480
MTY Food Group, Inc.	3,958	96,633
Mullen Group Ltd.(a)	18,388	360,852
NFI Group, Inc.(b)	13,592	244,353
North West Co., Inc. (The)	8,574	310,787
OR Royalties, Inc.	4,776	141,831
Paramount Resources Ltd., Class A	15,365	324,091
Pason Systems, Inc.	14,530	128,433
Peyto Exploration & Development Corp.(a)	21,596	396,097
Precision Drilling Corp.(b)	3,663	284,611
Premium Brands Holdings Corp.(a)	7,482	494,462
Primaris REIT	13,640	222,755
Richelieu Hardware Ltd.	6,609	167,056
Russel Metals, Inc.	10,612	508,795
Sagicor Financial Co. Ltd.	1,125	7,033
Secure Waste Infrastructure Corp.	19,356	333,351
Sienna Senior Living, Inc.(a)	8,272	131,435
SmartCentres REIT(a)	19,339	407,362
Spartan Delta Corp.(b)	16,590	140,729
Spin Master Corp.(d)	8,867	130,080
SSR Mining, Inc.(b)	24,972	637,984
Stantec, Inc.	6,243	440,261
Stella-Jones, Inc.	7,490	412,928
Strathcona Resources Ltd.	2,924	88,626
Superior Plus Corp.	52,349	297,783
Tamarack Valley Energy Ltd.	46,245	442,061
Teekay Tankers Ltd., Class A(a)	3,755	298,034
Tilray Brands, Inc.(a)(b)	33,028	149,947
TMX Group Ltd.	14,290	521,951
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Topaz Energy Corp.	6,645	$149,919
Torex Gold Resources, Inc.	8,440	324,581
TransAlta Corp.	26,155	327,392
Transcontinental, Inc., Class A	20,142	76,671
Trican Well Service Ltd.	17,775	75,010
Vital Infrastructure Property Trust(a)	43,580	173,655
Winpak Ltd.	4,431	138,882
Xenon Pharmaceuticals, Inc.(b)	2,770	173,596
		31,158,965
Cayman Islands-0.05%
Oracle Corp.	3,355	188,354
China-1.40%
Alibaba Health Information Technology Ltd.(a)(b)	386,339	177,395
Bosideng International Holdings Ltd.	715,044	450,655
Budweiser Brewing Co. APAC Ltd.(d)	319,168	267,398
CapitaLand China Trust	98,003	50,387
China Education Group Holdings Ltd.(a)(b)(d)	330,394	80,178
China Gold International Resources Corp. Ltd.	13,465	304,020
China Medical System Holdings Ltd.	167,064	254,594
China Ruyi Holdings Ltd.(a)(b)	653,308	120,062
China Water Affairs Group Ltd.(a)	81,310	48,439
China Yuchai International Ltd.(a)	1,366	64,421
Chow Tai Fook Jewellery Group Ltd.(a)	225,560	355,285
Damai Entertainment Holdings Ltd.(a)(b)	1,098,842	72,800
FIH Mobile Ltd.(a)	44,796	110,000
Hopson Development Holdings Ltd.(a)(b)(c)	126,190	38,236
HUTCHMED China Ltd.(a)(b)	43,373	98,067
Jinchuan Group International Resources Co. Ltd.(a)(c)	1,210,507	49,398
Kerry Logistics Network Ltd.	16,450	12,559
Kingboard Laminates Holdings Ltd.(a)	134,926	502,698
Lee & Man Paper Manufacturing Ltd.	365,649	187,216
Nine Dragons Paper Holdings Ltd.(b)	488,012	470,333
Stella International Holdings Ltd.(a)	67,995	126,377
Towngas Smart Energy Co. Ltd.(a)(b)	158,896	70,928
VSTECS Holdings Ltd.	174,397	208,569
Want Want China Holdings Ltd.	250,996	108,033
Wharf (Holdings) Ltd. (The)	69,378	173,716
Xinyi Glass Holdings Ltd.(a)	431,799	512,791
Yanlord Land Group Ltd.	55,136	29,422
		4,943,977
Colombia-0.04%
Aris Mining Corp.(a)(b)	9,620	128,440
Denmark-1.71%
AL Sydbank A/S	5,147	494,500
ALK-Abello A/S	3,519	120,085
Alm Brand A/S	116,635	306,041
Ambu A/S, Class B(a)	8,209	91,544
Ascendis Pharma A/S(b)	890	217,080
Bavarian Nordic A/S(b)	8,152	222,954
Cementir Holding N.V.(a)	6,789	118,324
D/S Norden A/S	6,010	312,249
Demant A/S(a)(b)	9,968	430,474
Dfds A/S(b)	8,948	171,246
FLSmidth & Co. A/S	5,203	389,562
GN Store Nord A/S(a)(b)	25,499	383,825
H. Lundbeck A/S	55,532	354,478
Jyske Bank A/S	4,613	730,538
	Shares	Value
Denmark-(continued)
Matas A/S(a)	2,500	$34,758
Netcompany Group A/S(b)(d)	2,771	137,981
NKT A/S(b)	2,862	389,740
Per Aarsleff Holding A/S	1,842	204,699
Ringkjoebing Landbobank A/S	822	220,377
Royal Unibrew A/S	4,959	371,160
Scandinavian Tobacco Group A/S(d)	11,854	131,290
Schouw & Co. A/S	1,421	135,638
Zealand Pharma A/S(b)	1,144	53,657
		6,022,200
Faroe Islands-0.04%
Bakkafrost P/F	3,199	152,656
Finland-0.87%
Amer Sports, Inc.(a)(b)	2,511	89,166
Hiab OYJ, Class B(a)	3,380	229,178
Kalmar OYJ, Class B	4,337	192,426
Kemira OYJ(a)	19,736	386,503
Konecranes OYJ	15,787	491,378
Lumo Kodit OYJ(a)	21,799	197,584
Mandatum OYJ(a)	37,006	252,963
Metsa Board OYJ(a)(b)	48,884	165,369
Nokian Renkaat OYJ(a)	40,740	715,325
Olvi OYJ	694	26,451
Sanoma OYJ	3,644	37,124
Terveystalo OYJ(a)(d)	13,047	113,536
Tokmanni Group Corp.(a)	6,496	54,624
Vaisala OYJ, Class A	1,311	82,948
YIT OYJ(b)	6,111	20,604
		3,055,179
France-3.71%
Aeroports de Paris S.A.(a)	2,991	413,635
Air France-KLM(a)(b)	21,131	294,473
Altarea SCA(a)	680	78,963
Alten S.A.	7,001	607,458
ARGAN S.A.	767	67,019
Beneteau SACA	4,227	29,327
bioMerieux	4,398	349,766
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	229	9,553
Caisse Regionale de Credit Agricole Mutuel Nord de France	408	13,919
Carmila S.A.	9,239	180,003
Cie de L’Odet SE	28	43,536
Cie des Alpes	3,477	81,735
Clariane SE(b)	19,798	91,102
Coface S.A.	18,482	336,573
Criteo S.A.(b)	17,211	375,544
Dassault Aviation S.A.	988	340,535
Derichebourg S.A.	19,632	210,882
Edenred SE	18,760	616,277
Eramet S.A.(a)(b)	2,449	121,974
Eutelsat Communications SACA(a)(b)	44,958	106,102
FDJ United(a)	12,513	315,890
Fnac Darty S.A.	2,879	114,477
Gaztransport Et Technigaz S.A.	1,249	281,662
Getlink SE	17,174	365,543
ICADE(a)	11,666	259,658
Imerys S.A.	8,602	233,689
Ipsen S.A.	3,491	673,030
Ipsos S.A.	7,799	321,487
JCDecaux SE	11,695	305,685
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
France-(continued)
Lectra(a)	3,055	$72,331
LISI S.A.	1,827	133,881
Louis Hachette Group	27,588	55,935
Mercialys S.A.	10,966	151,668
Metropole Television S.A.	13,076	182,516
Nexans S.A.	3,783	574,933
Nexity S.A.(a)(b)	7,014	57,158
OPmobility	11,614	172,077
Remy Cointreau S.A.(a)	3,913	218,082
Sartorius Stedim Biotech	1,310	252,705
Societe BIC S.A.	3,723	291,247
Societe LDC	127	16,712
SOITEC(b)	3,747	455,453
Sopra Steria Group(a)	3,338	706,934
Stef S.A.	134	20,930
Technip Energies N.V.	12,063	416,279
Television Francaise 1 S.A.(a)	23,138	189,251
Tikehau Capital S.C.A.	2,577	47,144
Trigano S.A.(a)	1,311	228,488
Ubisoft Entertainment S.A.(a)(b)	24,816	163,805
Vallourec SACA	21,502	517,268
Verallia S.A.(a)(d)	5,510	115,673
Vicat SACA	3,774	285,061
Virbac SACA	355	137,928
Viridien(b)	921	98,812
Vivendi SE	147,294	271,217
		13,072,985
Georgia-0.13%
Lion Finance Group PLC	2,867	449,683
Germany-3.82%
AIXTRON SE	8,870	373,304
Aroundtown S.A.	180,257	452,394
Auto1 Group SE(b)	8,982	235,344
Bechtle AG	13,604	568,396
Bilfinger SE	3,077	293,609
CANCOM SE	6,276	173,151
Carl Zeiss Meditec AG, BR	8,734	307,071
Cewe Stiftung & Co. KGaA	690	76,250
CTS Eventim AG & Co. KGaA	1,872	126,021
Deutsche Pfandbriefbank AG(a)(b)(d)	15,452	60,907
Deutz AG(a)	27,503	313,105
Draegerwerk AG & Co. KGaA, Preference Shares	1,455	184,055
Duerr AG	9,225	190,047
DWS Group GmbH & Co. KGaA(d)	4,020	338,317
Evotec SE(a)(b)	20,572	80,735
Fielmann Group AG	2,119	99,096
Fraport AG Frankfurt Airport Services Worldwide	2,729	212,715
Gerresheimer AG(a)(b)	4,709	149,454
Grand City Properties S.A.(a)	12,703	142,025
GRENKE AG	2,848	38,602
Hella GmbH & Co. KGaA	849	69,169
HelloFresh SE(a)(b)	69,094	271,583
Hensoldt AG(a)	1,353	124,005
HOCHTIEF AG	419	214,264
Hornbach Holding AG & Co. KGaA	1,333	128,124
HUGO BOSS AG	7,804	341,932
Indus Holding AG	929	33,982
Jenoptik AG	8,032	347,211
JOST Werke SE(d)	1,836	122,532
	Shares	Value
Germany-(continued)
Jungheinrich AG, Preference Shares	10,632	$298,846
Kloeckner & Co. SE	23,887	340,394
Krones AG	2,093	269,129
KSB SE & Co. KGaA, Preference Shares	104	99,810
KWS Saat SE & Co. KGaA	1,312	108,324
LuxExperience B.V., ADR(b)	4,540	37,001
Mutares SE & Co. KGaA	1,980	60,850
Nemetschek SE	1,966	132,219
Nordex SE(b)	4,482	199,803
Rational AG	276	214,397
SAF-Holland SE	6,784	169,211
Salzgitter AG	12,350	738,231
Sartorius AG, Preference Shares	1,403	352,807
Schaeffler AG	23,564	193,793
Scout24 SE(d)	3,522	301,273
Siltronic AG(b)	4,088	360,500
Sirius Real Estate Ltd.	149,454	199,827
Sixt SE	4,410	364,237
SMA Solar Technology AG(b)	1,406	86,072
Softwareone Holding AG(b)	18,550	201,811
Stabilus SE	2,905	48,219
STO SE & Co. KGaA, Preference Shares	102	11,403
Stroeer SE & Co. KGaA	4,013	183,280
Suedzucker AG(a)(b)	16,244	211,755
TAG Immobilien AG	24,126	384,649
TeamViewer SE(a)(b)(d)	20,000	139,347
Tkms AG & Co. KGaA(b)	638	60,644
TUI AG	49,351	428,844
United Internet AG	17,106	466,251
Wacker Chemie AG(b)	5,904	603,350
Wacker Neuson SE	4,628	116,638
Wuestenrot & Wuerttembergische AG	2,032	34,165
		13,484,480
Hong Kong-1.60%
ASMPT Ltd.	46,494	892,291
Bank of East Asia Ltd. (The)	58,876	125,082
Cathay Pacific Airways Ltd.	180,046	334,986
Champion REIT(a)	98,681	29,285
CK Infrastructure Holdings Ltd.	48,582	387,556
Crystal International Group Ltd.(d)	136,100	112,218
CTF Services Ltd.	93,961	98,245
Dah Sing Financial Holdings Ltd.	17,562	111,579
DFI Retail Group Holdings Ltd.	40,621	160,605
Fortune REIT(a)	122,031	75,158
Futu Holdings Ltd., ADR	2,522	265,113
FWD Group Holdings Ltd.(b)	7,103	27,152
Grand Pharmaceutical Group Ltd.	168,470	110,901
Hang Lung Properties Ltd.	382,207	355,241
HK Electric Investments & HK Electric Investments Ltd.	136,697	112,591
HKBN Ltd.	136,991	105,747
Hutchison Port Holdings Trust, Class U	205,621	39,710
Hysan Development Co. Ltd.	89,176	212,075
Johnson Electric Holdings Ltd.	78,584	186,437
Luk Fook Holdings International Ltd.	68,285	214,072
Man Wah Holdings Ltd.(a)	245,409	98,568
Melco Resorts & Entertainment Ltd., ADR(b)	24,119	138,202
PAX Global Technology Ltd.	113,938	57,296
PCCW Ltd.	366,205	274,512
Power Assets Holdings Ltd.(a)	74,461	560,632
Skyworth Group Ltd.(b)	171,274	95,386
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Hong Kong-(continued)
United Laboratories International Holdings Ltd. (The)(a)	180,582	$205,494
Vitasoy International Holdings Ltd.	52,176	43,086
VTech Holdings Ltd.(a)	30,406	200,478
		5,629,698
Indonesia-0.10%
First Pacific Co. Ltd.	184,747	131,880
Nickel Industries Ltd.(b)	420,701	239,263
		371,143
Iraq-0.02%
United Energy Group Ltd.(a)(b)	1,453,875	67,057
Ireland-0.25%
Cairn Homes PLC	76,839	215,823
Cimpress PLC(a)(b)	1,841	181,707
Glenveagh Properties PLC(b)(d)	70,705	195,005
Greencore Group PLC	67,743	237,340
Uniphar PLC	8,422	41,149
		871,024
Israel-2.60%
Airport City Ltd.(b)	5,626	101,164
Alony Hetz Properties & Investments Ltd.(a)	14,129	146,460
Amot Investments Ltd.	21,193	128,533
Ashtrom Group Ltd.	2,324	47,546
Azrieli Group Ltd.(a)	1,855	244,430
Bezeq The Israeli Telecommunication Corp. Ltd.	154,584	369,705
Big Shopping Centers Ltd.	727	163,090
Cellcom Israel Ltd.(a)	9,450	101,776
Clal Insurance Enterprises Holdings Ltd.	3,916	295,807
Cognyte Software Ltd.(b)	6,187	55,312
Delek Automotive Systems Ltd.(a)(b)	3,403	18,809
Delek Group Ltd.	13,060	344,152
Delek Yizum Nechasim Ltd.(b)	1,306	28,767
Elbit Systems Ltd.	912	735,385
Energean PLC	17,771	182,538
Enlight Renewable Energy Ltd.(b)	2,446	207,208
Equital Ltd.(b)	1,069	40,008
Etoro Group Ltd., Class A(a)(b)	2,273	81,078
FIBI Holdings Ltd.	1,436	140,683
First International Bank of Israel Ltd. (The)	4,270	329,137
Formula Systems 1985 Ltd.(a)	768	80,839
Fox Wizel Ltd.	377	37,299
G City Ltd.	11,319	42,801
Harel Insurance Investments & Financial Services Ltd.	5,321	304,477
Isracard Ltd.(b)	19,903	69,447
Israel Corp. Ltd.(a)	5,360	139,907
Kornit Digital Ltd.(b)	7,509	114,287
Melisron Ltd.	1,202	157,540
Menora Mivtachim Holdings Ltd.	373	58,220
Migdal Insurance & Financial Holdings Ltd.(b)	31,879	180,746
Mivne Real Estate KD Ltd.	40,262	177,340
Mobileye Global, Inc., Class A(a)(b)	24,824	197,103
Nova Ltd.(b)	493	192,699
Orion Retail Properties Ltd.(a)(b)	1,948	1,172
Partner Communications Co. Ltd.	9,784	120,093
Paz Retail and Energy Ltd.	682	192,208
Phoenix Finance Ltd.	9,963	557,590
Plus500 Ltd.	9,084	476,403
Radware Ltd.(b)	4,242	111,098
	Shares	Value
Israel-(continued)
Reit 1 Ltd.	13,400	$94,668
Shikun & Binui Ltd.(b)	20,671	118,086
Shufersal Ltd.	16,973	242,345
Strauss Group Ltd.	4,439	167,801
Taboola.com Ltd.(b)	39,425	197,519
Tower Semiconductor Ltd.(b)	5,237	1,145,134
Wix.com Ltd.(a)(b)	4,123	226,889
		9,165,299
Italy-2.53%
ACEA S.p.A.	6,399	155,141
Amplifon S.p.A.	14,505	202,601
Azimut Holding S.p.A.	13,516	572,798
Banca Generali S.p.A.	4,756	358,492
Banca IFIS S.p.A.(a)	4,808	81,685
Banca Mediolanum S.p.A.	20,014	535,066
BFF Bank S.p.A.(a)(b)(d)	50,293	169,493
Brembo N.V.	25,717	314,195
CIR SpA-Cie Industriali(b)	15,342	12,673
Credito Emiliano S.p.A.	7,298	160,118
Danieli & C. Officine Meccaniche S.p.A.(a)	4,938	369,965
Davide Campari-Milano N.V.(a)	52,566	357,205
De’ Longhi S.p.A.	7,556	353,874
DiaSorin S.p.A.	2,666	220,208
Enav S.p.A.(d)	28,871	168,228
ERG S.p.A.(a)	7,117	180,257
Infrastrutture Wireless Italiane S.p.A.(a)(d)	25,883	191,605
Interpump Group S.p.A.	7,907	317,596
Iren S.p.A.	101,974	295,892
Italgas S.p.A.	47,856	492,395
Lottomatica Group S.p.A.	3,964	106,922
MFE-MediaForEurope N.V., Class A(a)	112,903	342,368
OVS S.p.A.(d)	25,141	181,333
Piaggio & C S.p.A.(a)	25,568	57,218
Pirelli & C. S.p.A.(d)	77,744	590,890
Prada S.p.A.(a)	51,566	283,260
Recordati Industria Chimica e Farmaceutica S.p.A.	7,625	453,190
Reply S.p.A.(a)	1,822	230,694
Saipem S.p.A.(a)	137,915	667,579
Salvatore Ferragamo S.p.A.(a)(b)	14,064	164,926
SOL S.p.A.	1,967	128,615
Technogym S.p.A.(d)	5,583	87,152
Webuild S.p.A.(a)	42,359	109,718
Webuild S.p.A., Wts., expiring 08/31/2030(b)(c)	6,553	0
		8,913,352
Ivory Coast-0.08%
Endeavour Mining PLC	5,958	281,751
Japan-29.05%
77 Bank Ltd. (The)	22,751	492,562
ABC-MART, Inc.	15,728	268,916
ACOM Co. Ltd.	56,366	167,677
Activia Properties, Inc.	216	193,320
ADEKA Corp.(a)	14,698	358,467
Advance Residence Investment Corp.(a)	233	216,022
AEON Financial Service Co. Ltd.	23,055	226,509
AEON REIT Investment Corp.(a)	191	145,887
Aica Kogyo Co. Ltd.	8,779	202,258
Aichi Financial Group, Inc.	26,256	282,809
Aichi Steel Corp.	9,634	176,623
Ain Holdings, Inc.	4,880	180,011
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Aisan Industry Co. Ltd.	6,170	$91,997
ALSOK Co. Ltd.	43,673	320,777
Amano Corp.	9,056	219,206
and St. HD Co. Ltd.	7,519	159,406
Anritsu Corp.	19,596	427,952
AOKI Holdings, Inc.	6,872	74,193
Aoyama Trading Co. Ltd.(a)	33,210	156,026
Aozora Bank Ltd.(a)	18,493	350,653
Arata Corp.	2,477	40,512
Arclands Corp.	11,258	135,112
Arcs Co. Ltd.	3,432	77,870
ARE Holdings, Inc.	13,612	261,729
artience Co. Ltd.	5,020	138,973
As One Corp.	6,943	104,538
Asahi Intecc Co. Ltd.	11,850	267,148
Asics Corp.	20,784	612,343
ASKUL Corp.	5,267	41,626
Autobacs Seven Co. Ltd.	7,634	74,363
Awa Bank Ltd. (The)	3,212	165,709
Axial Retailing, Inc.	2,372	18,847
Azbil Corp.	51,040	528,122
Bank of Nagoya Ltd. (The)	5,476	220,831
BayCurrent, Inc.	5,051	227,649
Belc Co. Ltd.	1,093	45,796
Bic Camera, Inc.	21,954	239,975
BIPROGY, Inc.	11,077	339,668
Blue Zones Holdings Co. Ltd.	10,803	121,167
BML, Inc.	2,551	57,174
Bunka Shutter Co. Ltd.	4,938	58,654
C. Uyemura & Co. Ltd.	930	128,972
Calbee, Inc.	14,537	264,931
Canon Marketing Japan, Inc.(a)	15,101	339,077
Capcom Co. Ltd.	15,928	399,816
Casio Computer Co. Ltd.	42,995	472,092
CCI Group, Inc.	24,692	169,496
Chudenko Corp.	3,349	103,074
Chugin Financial Group, Inc.	14,802	304,771
Chugoku Marine Paints Ltd.	5,147	114,703
Citizen Watch Co. Ltd.	45,115	596,799
CKD Corp.	9,161	334,059
Comforia Residential REIT, Inc.(a)	196	125,528
Cosmos Pharmaceutical Corp.	8,960	361,129
Create SD Holdings Co. Ltd.	4,107	85,726
Credit Saison Co. Ltd.	19,894	563,117
CyberAgent, Inc.	55,485	506,546
Dai-Dan Co. Ltd.	9,655	145,475
Daido Steel Co. Ltd.	36,910	518,401
Daihen Corp.	2,850	238,282
Daiichi Jitsugyo Co. Ltd.	568	11,264
Daiichikosho Co. Ltd.	12,275	139,390
Daio Paper Corp.(a)	12,143	75,519
Daiseki Co. Ltd.	5,893	140,023
Daishi Hokuetsu Financial Group, Inc.(a)	27,362	392,756
Daiwa House REIT Investment Corp.	419	324,168
Daiwa Office Investment Corp.	62	132,498
Daiwa Securities Living Investments Corp.	192	116,943
DCM Holdings Co. Ltd.	12,721	122,433
DeNA Co. Ltd.(a)	10,812	167,886
Dexerials Corp.	12,994	262,097
DMG Mori Co. Ltd.	22,035	503,779
Doutor Nichires Holdings Co. Ltd.	6,102	122,323
DTS Corp.	16,208	117,787
	Shares	Value
Japan-(continued)
Duskin Co. Ltd.	4,847	$135,242
DyDo Group Holdings, Inc.(a)	2,452	46,298
Eagle Industry Co. Ltd.	3,751	69,824
Earth Corp.	1,826	54,154
EDION Corp.(a)	12,147	184,459
Elecom Co. Ltd.	6,701	77,913
Exedy Corp.	5,790	218,009
Ezaki Glico Co. Ltd.	7,637	241,952
FCC Co. Ltd.	5,501	127,753
Ferrotec Corp.	8,244	415,508
Food & Life Cos. Ltd.	7,272	253,699
FP Corp.	9,004	142,718
Frontier Real Estate Investment Corp.	218	112,085
Fuji Co. Ltd.(a)	4,612	58,712
Fuji Corp.	12,878	574,908
Fuji Media Holdings, Inc.	7,600	189,850
Fuji Oil Co. Ltd.	12,152	301,866
Fuji Seal International, Inc.	6,223	117,149
Fujimi, Inc.	6,906	161,532
Fukuda Denshi Co. Ltd.	1,217	86,343
Fukuoka REIT Corp.	76	85,239
Fukuyama Transporting Co. Ltd.	3,388	126,182
Furukawa Co. Ltd.	5,569	121,948
Furuno Electric Co., Ltd.	1,436	64,605
Fuyo General Lease Co. Ltd.	7,826	222,004
Glory Ltd.	7,882	223,904
GLP J-Reit	465	422,252
GMO Internet Group, Inc.	5,249	140,025
Goldwin, Inc.	11,177	160,425
GungHo Online Entertainment, Inc.	8,282	126,033
Gunma Bank Ltd. (The)	30,906	485,333
Gunze Ltd.(a)	4,208	105,800
H.U. Group Holdings, Inc.	9,969	212,886
H2O Retailing Corp.	16,787	300,092
Hachijuni Nagano Bank Ltd.	46,244	717,999
Hakuhodo DY Holdings, Inc.(a)	34,919	284,774
Hamakyorex Co. Ltd.	5,674	65,043
Hamamatsu Photonics K.K.	48,362	688,015
Happinet Corp.(a)	7,136	147,606
Hazama Ando Corp.	28,982	329,951
Heiwa Corp.	11,093	148,465
Heiwa Real Estate REIT, Inc.	99	83,365
Heiwado Co. Ltd.	5,914	98,737
Hikari Tsushin, Inc.	2,181	532,889
Hi-Lex Corp.	1,520	21,603
Hirogin Holdings, Inc.	32,737	447,710
Hirose Electric Co. Ltd.	3,923	660,562
Hokkaido Electric Power Co., Inc.(a)	77,071	491,195
Hokuetsu Corp.	9,999	57,181
Hokuhoku Financial Group, Inc.	12,794	591,517
Hokuriku Electric Power Co.(a)	44,208	264,362
Horiba Ltd.(a)	5,018	786,988
Hoshino Resorts REIT, Inc.	65	99,365
Hoshizaki Corp.(a)	13,254	472,328
Hosiden Corp.	9,371	166,267
House Foods Group, Inc.	8,837	214,782
Hulic Reit, Inc.	117	115,571
Hyakugo Bank Ltd. (The)	27,872	348,159
Hyakujushi Bank Ltd. (The)	14,204	250,083
IDOM, Inc.	18,435	148,078
Iino Kaiun Kaisha Ltd.(a)	11,264	104,372
Inaba Denki Sangyo Co. Ltd.	8,320	148,266
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Inabata & Co. Ltd.	4,111	$101,591
Industrial & Infrastructure Fund Investment Corp.(a)	250	221,037
Internet Initiative Japan, Inc.	13,597	298,256
Invincible Investment Corp.	607	232,443
Ishihara Sangyo Kaisha Ltd.	4,108	75,539
ITO EN Ltd.	15,474	289,291
Itochu Enex Co. Ltd.	4,919	66,671
Itoham Yonekyu Holdings, Inc.	6,893	211,979
Itoki Corp.	2,756	50,455
Iyogin Holdings, Inc.	24,524	551,362
Izumi Co. Ltd.	24,256	152,199
J. Front Retailing Co. Ltd.	32,977	613,166
Jaccs Co. Ltd.	3,654	85,620
JAFCO Group Co. Ltd.(a)	11,061	155,095
Japan Airport Terminal Co. Ltd.	3,942	139,345
Japan Aviation Electronics Industry Ltd.	9,764	143,960
Japan Excellent, Inc.	113	102,088
Japan Hotel REIT Investment Corp.	386	196,544
Japan Lifeline Co. Ltd.	3,614	35,563
Japan Logistics Fund, Inc.(a)	226	140,037
Japan Petroleum Exploration Co. Ltd.	38,371	426,630
Japan Prime Realty Investment Corp.	308	189,113
Japan Pulp & Paper Co. Ltd.	5,680	39,557
Japan Real Estate Investment Corp.	695	531,448
Japan Steel Works Ltd. (The)	4,940	228,711
Japan Wool Textile Co. Ltd. (The)	4,464	53,196
Jeol Ltd.	6,777	343,788
Joyful Honda Co. Ltd.	6,913	108,162
Juroku Financial Group, Inc.	21,773	319,325
JVCKenwood Corp.	34,349	241,250
Kadokawa Corp.	10,759	235,255
Kaga Electronics Co. Ltd.	5,094	147,833
Kagome Co. Ltd.(a)	12,406	203,050
Kakaku.com, Inc.	8,827	204,891
Kaken Pharmaceutical Co. Ltd.	6,097	144,962
Kamigumi Co. Ltd.	10,267	333,163
Kanadevia Corp.(a)	32,582	239,498
Kanamoto Co. Ltd.	4,100	133,473
Kandenko Co. Ltd.	11,291	375,279
Kanematsu Corp.	27,424	357,699
Kato Sangyo Co. Ltd.	1,654	65,994
KDX Realty Investment Corp.	302	294,939
Keihan Holdings Co. Ltd.(a)	10,730	219,745
Keikyu Corp.	24,989	243,751
Keio Corp.	74,686	379,154
Keisei Electric Railway Co. Ltd.(a)	56,450	453,339
Keiyo Bank Ltd. (The)	14,634	239,519
Kewpie Corp.	16,602	474,092
KH Neochem Co. Ltd.	3,808	78,295
Kinden Corp.	13,258	583,024
Kissei Pharmaceutical Co. Ltd.	3,046	77,718
Kitz Corp.	11,910	161,574
Kiyo Bank Ltd. (The)	6,275	182,362
Kobayashi Pharmaceutical Co. Ltd.(a)	7,393	259,346
Kobe Bussan Co. Ltd.	9,795	171,123
Koei Tecmo Holdings Co. Ltd.(a)	13,019	131,710
Kohnan Shoji Co. Ltd.	3,421	89,973
Kokusai Electric Corp.	8,548	384,496
Kokuyo Co. Ltd.	41,189	234,338
Komeri Co. Ltd.	3,595	86,918
Konoike Transport Co. Ltd.	3,617	67,589
	Shares	Value
Japan-(continued)
Kose Holdings Corp.(a)	8,635	$307,093
Kraftia Corp.	7,725	405,934
Kumagai Gumi Co. Ltd.	32,142	286,030
Kumiai Chemical Industry Co. Ltd.(a)	12,500	57,341
Kurabo Industries Ltd.	2,097	129,225
Kureha Corp.	10,975	293,339
Kusuri no Aoki Holdings Co. Ltd.	5,345	134,725
KYB Corp.	5,226	146,522
Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	6,247	91,709
Kyoritsu Maintenance Co. Ltd.	6,857	148,907
Kyoto Financial Group, Inc.	25,369	698,744
Kyushu Financial Group, Inc.	52,450	481,747
LaSalle Logiport REIT	190	181,615
Lasertec Corp.	1,412	324,138
Leopalace21 Corp.	18,372	77,669
Life Corp.	8,755	141,676
Lintec Corp.	8,102	310,359
Lion Corp.	41,787	447,624
M3, Inc.	31,869	356,765
Mabuchi Motor Co. Ltd.(a)	34,432	356,405
Macnica Holdings, Inc.(a)	27,339	553,051
Makino Milling Machine Co. Ltd.	3,896	338,196
Marui Group Co. Ltd.	19,047	354,570
Maruichi Steel Tube Ltd.	20,943	233,704
Maruwa Co. Ltd.	387	130,942
Maruzen Showa Unyu Co. Ltd.	1,348	64,640
Matsuda Sangyo Co. Ltd.	2,288	76,868
Max Co. Ltd.	12,336	141,315
McDonald’s Holdings Co. (Japan) Ltd.(a)	9,157	465,025
Megmilk Snow Brand Co. Ltd.	7,556	177,986
Meidensha Corp.	5,709	336,344
Meiko Electronics Co. Ltd.	1,459	183,126
MEITEC Group Holdings, Inc.	9,694	202,764
Menicon Co. Ltd.	12,009	130,430
Milbon Co. Ltd.	2,926	50,993
MIRAIT ONE Corp.(a)	11,694	258,124
Mitsubishi Estate Logistics REIT Investment Corp.	128	99,897
Mitsubishi Logistics Corp.	44,912	449,973
Mitsubishi Pencil Co. Ltd.(a)	4,125	71,495
Mitsuboshi Belting Ltd.	3,030	77,321
Mitsui E&S Co. Ltd.	5,057	152,401
Mitsui Fudosan Accommodations Fund, Inc.	202	155,514
Mitsui Fudosan Logistics Park, Inc.(a)	238	161,088
Mitsui High-Tec, Inc.(a)	21,494	120,026
Mitsui-Soko Holdings Co. Ltd.	7,579	170,938
Mitsuuroko Group Holdings Co. Ltd.	1,834	24,205
Miura Co. Ltd.(a)	13,323	266,930
Mixi, Inc.	8,594	156,249
Miyazaki Bank Ltd. (The)	5,479	79,581
Mizuho Leasing Co. Ltd.	17,613	150,464
Mizuno Corp.	9,806	225,964
Mochida Pharmaceutical Co. Ltd.	1,822	35,515
Modec, Inc.	2,183	140,887
MonotaRO Co. Ltd.	12,341	155,616
Mori Hills REIT Investment Corp.(a)	153	124,671
Mori Trust REIT, Inc.	254	121,455
Morinaga & Co. Ltd.	11,793	195,308
Morinaga Milk Industry Co. Ltd.	50,504	377,387
Morita Holdings Corp.	2,849	44,803
Musashi Seimitsu Industry Co. Ltd.	10,176	200,931
Musashino Bank Ltd. (The)(a)	14,116	225,071
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Nabtesco Corp.	19,994	$574,254
Nachi-Fujikoshi Corp.	2,372	80,157
Nakanishi, Inc.	7,633	144,946
NANKAI Co. Ltd.	13,789	257,959
Nanto Bank Ltd. (The)	21,948	234,191
Nextage Co. Ltd.	6,917	144,028
NHK Spring Co. Ltd.	31,196	691,081
Nichias Corp.	22,561	467,253
Nichicon Corp.	13,515	239,992
Nichiha Corp.	3,238	62,251
Nifco, Inc.	11,572	374,330
Nihon Kohden Corp.	24,902	247,752
Nihon M&A Center Holdings, Inc.	30,923	123,385
Nihon Parkerizing Co. Ltd.	7,163	74,109
Nikkiso Co. Ltd.(a)	4,860	112,277
Nikkon Holdings Co. Ltd.	11,719	369,608
Nippn Corp.	11,296	198,924
Nippon Densetsu Kogyo Co. Ltd.	4,685	117,123
Nippon Gas Co. Ltd.	11,778	209,694
Nippon Kayaku Co. Ltd.	20,766	249,360
Nippon Light Metal Holdings Co. Ltd.	12,056	202,655
Nippon Prologis REIT, Inc.	629	357,195
NIPPON REIT Investment Corp.	172	90,394
Nippon Seiki Co. Ltd.	4,712	71,297
Nippon Shinyaku Co. Ltd.	14,195	301,710
Nippon Shokubai Co. Ltd.	32,799	440,883
Nippon Soda Co. Ltd.	5,067	120,893
Nipro Corp.	23,014	234,602
Nishimatsu Construction Co. Ltd.	5,106	169,079
Nishimatsuya Chain Co. Ltd.(a)	8,391	105,000
Nishi-Nippon Financial Holdings, Inc.	15,611	412,254
Nishi-Nippon Railroad Co. Ltd.	8,013	156,625
Nisshin Oillio Group Ltd. (The)	10,179	121,432
Nisshinbo Holdings, Inc.	34,107	457,897
Nitta Corp.	1,326	52,730
Nittetsu Mining Co. Ltd.	4,440	83,117
Nitto Boseki Co. Ltd.(a)	8,810	151,200
Nitto Kogyo Corp.	3,503	94,415
NOF Corp.	23,414	406,521
Nojima Corp.	28,278	231,350
NOK Corp.	13,429	253,581
Nomura Co. Ltd.	13,862	101,348
Nomura Real Estate Holdings, Inc.	88,772	509,741
Noritake Co. Ltd.	5,867	123,108
Noritsu Koki Co. Ltd.	10,096	122,713
Noritz Corp.	1,720	25,571
North Pacific Bank Ltd.	47,005	336,748
Npr-Riken Corp.	1,336	33,774
NS Solutions Corp.	7,698	189,728
NS United Kaiun Kaisha Ltd.	1,044	52,331
NSD Co. Ltd.	7,004	125,037
NTN Corp.	163,283	394,463
NTT UD REIT Investment Corp.	142	122,156
OBIC Co. Ltd.	13,182	377,822
Odakyu Electric Railway Co. Ltd.	38,638	427,324
Ogaki Kyoritsu Bank Ltd. (The)	2,372	105,488
Oita Bank Ltd. (The)	4,705	74,782
Okamura Corp.	7,806	113,868
Okasan Securities Group, Inc.	14,932	103,174
Oki Electric Industry Co. Ltd.	9,288	156,767
OKUMA Corp.	11,514	351,395
Okumura Corp.	4,736	170,762
	Shares	Value
Japan-(continued)
Onward Holdings Co. Ltd.	12,796	$61,095
Open House Group Co. Ltd.	9,886	524,923
Open Up Group, Inc.	8,599	108,440
Organo Corp.	1,318	118,493
ORIX JREIT, Inc.	476	307,787
Osaka Soda Co. Ltd.	10,669	116,734
OSG Corp.(a)	13,941	317,819
Park24 Co. Ltd.(a)	14,082	174,165
Penta-Ocean Construction Co. Ltd.	43,425	403,892
Pigeon Corp.(a)	23,584	298,691
Pilot Corp.	12,333	139,979
Pola Orbis Holdings, Inc.	20,597	173,187
Prima Meat Packers Ltd.	5,034	78,273
Raito Kogyo Co. Ltd.	6,504	153,118
Raiznext Corp.	2,004	36,275
Rakuten Bank Ltd.(b)	2,393	81,723
Rakuten Group, Inc.(b)	78,712	410,107
Relo Group, Inc.	9,794	123,477
Resorttrust, Inc.	14,536	162,914
Ricoh Leasing Co. Ltd.(a)	1,427	59,933
Rinnai Corp.	13,893	310,446
Rohto Pharmaceutical Co. Ltd.	23,698	354,639
Round One Corp.	10,520	79,877
Ryoyo Ryosan Holdings, Inc.	3,856	70,396
S&B Foods, Inc.	668	27,521
Saizeriya Co. Ltd.	3,641	180,522
Sakata INX Corp.	8,305	129,446
Sakata Seed Corp.	5,728	154,383
San ju San Financial Group, Inc.	5,600	66,182
San-A Co. Ltd.	7,283	148,977
San-Ai Obbli Co. Ltd.	3,839	55,793
Sangetsu Corp.(a)	5,692	110,185
San-In Godo Bank Ltd. (The)	18,511	268,081
Sanken Electric Co. Ltd.(b)	4,012	204,926
Sanki Engineering Co. Ltd.(a)	17,265	245,404
Sankyo Co. Ltd.	24,067	279,082
Sanrio Co. Ltd.(a)	12,188	97,724
Sanyo Chemical Industries Ltd.	1,507	45,579
Sanyo Denki Co. Ltd.	3,205	108,415
Sapporo Holdings Ltd.(a)	31,001	391,145
Sawai Group Holdings Co. Ltd.	15,889	163,998
Sega Sammy Holdings, Inc.	32,240	556,531
Seibu Holdings, Inc.(a)	14,164	316,962
Seiko Group Corp.	7,348	358,996
Seiren Co. Ltd.	6,216	122,859
Sekisui House Reit, Inc.	470	223,364
Senko Group Holdings Co. Ltd.	17,423	240,650
Senshu Ikeda Holdings, Inc.	31,839	186,510
Seria Co. Ltd.	9,303	225,235
Seven Bank Ltd.	103,121	205,710
Shibuya Corp.(a)	812	22,115
Shiga Bank Ltd. (The)	23,600	350,401
Shikoku Electric Power Co., Inc.(a)	27,498	285,138
Shinmaywa Industries Ltd.	11,450	140,152
Ship Healthcare Holdings, Inc.	11,630	186,172
SHO-BOND Holdings Co. Ltd.(a)	22,302	184,447
Showa Sangyo Co. Ltd.	1,804	40,064
SKY Perfect JSAT Holdings Corp.	13,037	169,684
Skylark Holdings Co. Ltd.(a)	16,877	332,333
Socionext, Inc.	32,510	381,413
Sotetsu Holdings, Inc.	10,544	174,087
Square Enix Holdings Co. Ltd.	29,221	508,370
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Starts Corp., Inc.	2,828	$83,795
Sugi Holdings Co. Ltd.(a)	19,442	344,293
Sumitomo Bakelite Co. Ltd.	12,650	506,147
Sumitomo Osaka Cement Co. Ltd.	8,145	275,141
Sumitomo Pharma Co. Ltd.(b)	34,749	270,600
Sumitomo Warehouse Co. Ltd. (The)	4,923	125,145
Sundrug Co. Ltd.	13,304	316,001
Suruga Bank Ltd.	13,972	226,098
SWCC Corp.	2,398	165,175
T Hasegawa Co. Ltd.	3,581	72,658
Tadano Ltd.	17,017	141,311
Taihei Dengyo Kaisha Ltd.(a)	5,521	82,777
Taikisha Ltd.(a)	6,479	169,653
Taiyo Holdings Co. Ltd.	4,926	145,197
Takamatsu Construction Group Co. Ltd., Class D	968	22,541
Takara Holdings, Inc.(a)	21,769	283,783
Takara Standard Co. Ltd.	4,641	87,335
Takasago International Corp.	7,771	58,519
Takasago Thermal Engineering Co. Ltd.	9,514	251,762
Takeuchi Manufacturing Co. Ltd.	4,897	226,591
Takuma Co. Ltd.	8,657	182,493
Tamron Co. Ltd.	14,486	130,026
TBS Holdings, Inc.	9,682	364,137
THK Co. Ltd.	17,932	737,337
TKC Corp.	3,087	74,860
Toa Corp.	8,605	107,866
Toagosei Co. Ltd.	10,890	121,644
Tocalo Co. Ltd.	7,123	127,662
Toda Corp.	26,087	241,995
Toei Co. Ltd.	2,967	112,714
Toenec Corp.	3,892	49,529
Toho Bank Ltd. (The)	13,076	69,737
Toho Co. Ltd.	38,775	372,066
Toho Holdings Co. Ltd.	7,288	183,653
Tokai Carbon Co. Ltd.	57,540	548,341
TOKAI Holdings Corp.	12,447	90,530
Tokai Rika Co. Ltd.	6,010	118,425
Tokai Tokyo Financial Holdings, Inc.(a)	34,883	174,085
Token Corp.	1,120	93,797
Tokuyama Corp.	20,139	472,036
Tokyo Century Corp.	23,325	380,869
Tokyo Kiraboshi Financial Group, Inc.	27,064	284,316
Tokyo Metro Co. Ltd.	25,982	238,017
Tokyo Ohka Kogyo Co. Ltd.	7,704	416,918
Tokyo Seimitsu Co. Ltd.	4,217	438,778
Tokyo Steel Manufacturing Co. Ltd.	19,415	215,296
Tokyu Construction Co. Ltd.	5,796	42,061
Tokyu REIT, Inc.(a)	85	101,120
TOMONY Holdings, Inc.	24,765	153,262
Tomy Co. Ltd.(a)	12,855	292,204
Topre Corp.	3,725	65,202
Toshiba TEC Corp.	5,060	99,219
Totetsu Kogyo Co. Ltd.	2,915	75,888
Towa Pharmaceutical Co. Ltd.	4,636	115,876
Toyobo Co. Ltd.	8,248	77,529
Transcosmos, Inc.(a)	2,914	69,262
Trusco Nakayama Corp.	5,442	81,994
TS Tech Co. Ltd.	12,132	139,059
TSI Holdings Co. Ltd.	7,028	54,130
Tsubakimoto Chain Co.	8,802	141,121
Tsugami Corp.	2,556	93,726
	Shares	Value
Japan-(continued)
Tsumura & Co.(a)	12,288	$293,845
Tsuruha Holdings, Inc.(a)	16,312	248,828
TV Asahi Holdings Corp.	9,556	187,188
Tv Tokyo Holdings Corp.	2,662	57,415
UACJ Corp.	28,542	416,295
Ulvac, Inc.	8,521	449,074
Umios Corp., Class C	23,364	191,313
United Super Markets Holdings, Inc.(a)	16,083	82,915
United Urban Investment Corp.	291	297,151
Ushio, Inc.	12,371	286,879
USS Co. Ltd.	29,033	366,378
Valor Holdings Co. Ltd., Class C	4,234	86,356
Wacoal Holdings Corp.	5,574	153,589
Wacom Co. Ltd.	18,175	87,602
Wakita & Co. Ltd.	4,160	49,944
World Co. Ltd.	6,175	62,059
YAMABIKO Corp.	4,460	107,300
Yamaguchi Financial Group, Inc.	22,827	421,781
Yamato Kogyo Co. Ltd.	5,163	434,315
Yamazen Corp.	7,798	86,324
Yellow Hat Ltd.	7,787	88,107
Yodoko Ltd.(a)	14,261	123,413
Yokogawa Bridge Holdings Corp.	4,382	81,013
Yoshinoya Holdings Co. Ltd.(a)	7,879	190,118
Yuasa Co. Ltd.	1,319	47,808
Yurtec Corp.	5,907	87,912
Zenkoku Hosho Co. Ltd.	11,899	233,533
Zensho Holdings Co. Ltd.(a)	5,282	329,568
Zeon Corp.	30,648	429,469
ZOZO, Inc.	26,227	188,973
		102,429,040
Luxembourg-0.10%
RTL Group S.A.(a)	9,258	345,808
Macau-0.05%
Sands China Ltd.	86,985	163,140
SJM Holdings Ltd.(a)(b)	152,116	30,830
		193,970
Mexico-0.07%
Fresnillo PLC	7,107	239,051
Mongolia-0.01%
Mongolian Mining Corp.(b)	49,647	45,251
Netherlands-1.38%
Arcadis N.V.(a)	8,604	404,006
Basic-Fit N.V.(a)(b)(d)	3,758	150,013
BE Semiconductor Industries N.V.	2,042	467,214
Corbion N.V.	11,152	243,166
CTP N.V.(d)	11,224	202,356
Eurocommercial Properties N.V.	5,989	193,291
Euronext N.V.(d)	3,641	664,242
Flow Traders Ltd.(a)(b)	3,328	101,321
Fugro N.V.(a)	25,104	244,848
Havas N.V.	5,208	111,267
Koninklijke BAM Groep N.V.	35,990	481,559
Koninklijke Heijmans N.V, CVA	2,168	234,003
Koninklijke Vopak N.V.	7,227	408,196
OCI N.V.(b)	31,084	144,774
Redcare Pharmacy N.V.(a)(b)(d)	1,809	128,391
TKH Group N.V., CVA	7,451	366,550
Van Lanschot Kempen N.V., CVA	4,096	307,122
		4,852,319
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
New Zealand-0.66%
a2 Milk Co. Ltd. (The)(a)	42,929	$207,902
Air New Zealand Ltd.	74,931	18,218
Auckland International Airport Ltd.	87,592	448,035
Chorus Ltd.	29,989	165,936
Contact Energy Ltd.	37,720	201,234
Fisher & Paykel Healthcare Corp. Ltd.	24,336	580,656
Freightways Group Ltd.	2,588	21,040
Genesis Energy Ltd.	21,336	32,046
Kiwi Property Group Ltd.	54,612	29,858
Mercury NZ Ltd.	23,768	93,569
Meridian Energy Ltd.	51,422	172,023
Precinct Properties Group	62,372	38,545
Ryman Healthcare Ltd.(b)	49,674	62,542
SKYCITY Entertainment Group Ltd.(b)	37,166	13,518
Summerset Group Holdings Ltd.	4,420	21,624
Vector Ltd.	6,266	18,218
Xero Ltd.(b)	4,118	205,212
		2,330,176
Nigeria-0.14%
Airtel Africa PLC(d)	108,922	490,933
Norway-2.57%
AF Gruppen ASA	1,110	22,199
Aker Solutions ASA, Class A	67,946	302,268
Austevoll Seafood ASA	13,318	119,527
BlueNord ASA(b)	2,540	138,399
Bonheur ASA	1,307	31,028
Borregaard ASA	6,907	115,030
BW Offshore Ltd.	4,283	21,089
DNO ASA	182,219	323,813
DOF Group ASA	13,922	182,414
Elkem ASA(b)(d)	87,080	285,741
Entra ASA(d)	3,529	39,406
Europris ASA(d)	18,854	169,740
Frontline PLC(a)	16,173	636,731
Gjensidige Forsikring ASA	14,429	430,126
Hoegh Autoliners ASA	27,611	490,857
Kongsberg Gruppen ASA	10,903	339,536
Leroy Seafood Group ASA	52,649	230,907
MPC Container Ships ASA	133,940	344,036
Norconsult Norge AS	22,429	91,903
Nordic Semiconductor ASA(b)	11,703	197,593
Odfjell Drilling Ltd.	13,485	129,794
Opera Ltd., ADR	12,055	227,840
Protector Forsikring ASA	1,177	61,201
SalMar ASA	5,993	326,497
SFL Corp. Ltd.	26,475	326,701
SpareBank 1 Nord Norge	7,158	119,551
SpareBank 1 Oestlandet	2,866	58,862
SpareBank 1 SMN	11,176	231,677
SpareBank 1 Sor-Norge ASA, Class B	18,383	411,524
Sparebanken Norge	9,705	201,607
Stolt-Nielsen Ltd.(a)	5,301	177,867
Storebrand ASA	29,592	629,431
TGS ASA	34,849	471,926
TOMRA Systems ASA	18,777	208,552
Var Energi ASA	147,799	742,019
Veidekke ASA	5,113	101,656
Wilh Wilhelmsen Holding ASA, Class A	1,536	124,775
		9,063,823
Poland-1.12%
Alior Bank S.A.	8,058	296,737
	Shares	Value
Poland-(continued)
Allegro.eu S.A.(b)(d)	26,524	$318,851
Asseco Poland S.A.(a)	6,389	341,473
Bank Handlowy w Warszawie S.A.	1,355	44,103
Bank Millennium S.A.(b)	30,710	169,363
BNP Paribas Bank Polska S.A.	448	18,601
Budimex S.A.(a)	787	152,323
CD Projekt S.A.(a)(b)	1,843	123,023
Cyfrowy Polsat S.A.(a)(b)	34,055	155,201
Dino Polska S.A.(b)(d)	27,413	234,563
Enea S.A.	15,597	81,875
Erste Bank Polska S.A.	1,386	272,692
Eurocash S.A.(b)	4,935	6,436
Grupa Azoty S.A.(a)(b)	9,280	48,731
Grupa Kety S.A.	605	202,298
InPost S.A.(b)	4,412	78,513
Jastrzebska Spolka Weglowa S.A.(a)(b)	24,095	161,298
KRUK S.A.	1,188	135,255
LPP S.A.	67	388,924
mBank S.A.(b)	659	238,447
Orange Polska S.A.	46,184	188,194
Pepco Group N.V.(d)	15,643	192,296
XTB S.A.(d)	2,361	93,942
		3,943,139
Portugal-0.49%
Banco Comercial Portugues S.A., Class R	574,388	706,112
Navigator Co. S.A. (The)(a)	47,663	178,760
NOS SGPS S.A.	40,846	226,830
REN - Redes Energeticas Nacionais SGPS S.A.	59,857	237,745
Sonae SGPS S.A.	160,978	377,280
		1,726,727
Singapore-2.78%
BW LPG Ltd.(d)	23,116	529,541
CapitaLand Ascott Trust	285,053	200,890
CapitaLand India Trust	123,010	101,524
CapitaLand Investment Ltd.	244,702	506,574
CDL Hospitality Trusts	65,061	40,297
City Developments Ltd.	83,811	512,043
ESR-REIT	48,503	98,992
Frasers Centrepoint Trust	118,580	209,549
Frasers Logistics & Commercial Trust(d)	455,394	351,158
Genting Singapore Ltd.(a)	832,371	411,550
Grab Holdings Ltd., Class A(a)(b)	142,504	498,764
Hafnia Ltd.	59,456	455,780
Haw Par Corp. Ltd.	5,160	64,672
IGG, Inc.	74,878	31,887
Jardine Cycle & Carriage Ltd.	6,477	148,277
Kenon Holdings Ltd.	1,884	128,220
Keppel DC REIT	116,805	202,904
Keppel Infrastructure Trust	376,076	159,545
Keppel REIT	287,768	206,213
Kulicke & Soffa Industries, Inc.	9,206	821,175
Lendlease Global Commercial REIT	256,838	117,977
Mapletree Industrial Trust(a)	233,109	350,416
Mapletree Logistics Trust(a)	430,533	415,478
Mapletree Pan Asia Commercial Trust(a)	346,136	358,583
NetLink NBN Trust(d)	233,165	183,278
SATS Ltd.	76,242	280,802
Seatrium Ltd.(a)	181,446	303,656
Sembcorp Industries Ltd.(a)	80,977	347,923
Sheng Siong Group Ltd.	54,505	141,705
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Singapore-(continued)
Singapore Exchange Ltd.	38,693	$736,876
Singapore Post Ltd.(a)	228,532	60,516
Singapore Technologies Engineering Ltd.	71,272	559,451
Suntec REIT	229,342	264,343
Wing Tai Holdings Ltd.	7,256	8,861
		9,809,420
South Africa-0.03%
Scatec ASA(b)(d)	12,567	121,438
South Korea-7.30%
Amorepacific Corp.(a)	5,006	451,416
AMOREPACIFIC Holdings Corp.	8,933	158,625
Asiana Airlines, Inc.(b)	3,199	15,459
BGF retail Co. Ltd.	2,463	213,474
BH Co. Ltd.	7,830	81,144
Binggrae Co. Ltd.	1,890	89,334
Cheil Worldwide, Inc.(a)	15,450	204,071
Chong Kun Dang Pharmaceutical Corp.	1,837	85,725
CJ ENM Co. Ltd.(b)	3,875	84,793
CJ Logistics Corp.	3,242	167,437
Com2uSCorp.	1,091	22,512
Coway Co. Ltd.	8,154	516,588
Daeduck Electronics Co. Ltd.	3,709	242,941
Daesang Corp.	7,464	92,153
Daewoo Engineering & Construction Co. Ltd.(a)(b)	61,256	525,609
Daishin Securities Co. Ltd.(b)	9,169	163,515
Daou Technology, Inc.	5,402	137,656
DB HiTek Co. Ltd.	4,235	240,481
Delivery Hero SE(b)(d)	14,605	635,238
DL Holdings Co. Ltd.(b)	6,278	187,269
Dongjin Semichem Co. Ltd.(a)	4,468	119,207
Dongwon Industries Co. Ltd.(a)	3,529	86,992
Doosan Bobcat, Inc.(a)	13,062	537,718
Doosan Co. Ltd.	567	447,696
DoubleDown Interactive Co. Ltd., ADR(b)	2,255	26,113
E1 Corp.	511	31,354
Ecopro BM Co. Ltd.(a)	1,297	92,647
Ecopro Co. Ltd.(a)(b)	3,176	173,864
F&F Co. Ltd.	2,380	133,609
GC Biopharma Corp.	1,122	90,554
GC Corp.	4,454	29,014
Gravity Co. Ltd., ADR(b)	654	40,515
GS Retail Co. Ltd.	8,548	146,487
Hanmi Pharm Co. Ltd.(a)	380	87,599
Hanon Systems(b)	79,811	180,785
Hansol Chemical Co. Ltd.(a)	804	114,321
Hanwha Aerospace Co. Ltd.	692	444,255
Hanwha Life Insurance Co. Ltd.(b)	77,800	235,269
Hanwha Systems Co. Ltd., Class C	2,899	126,965
Harim Holdings Co. Ltd., Class C(a)	27,403	181,832
HD Construction Equipment Co. Ltd.	5,004	426,895
HD Hyundai Electric Co. Ltd.	232	107,284
HD Hyundai Heavy Industries Co. Ltd.	734	245,755
HDC Holdings Co. Ltd.	9,447	130,716
Hite Jinro Co. Ltd.	8,402	90,178
HL Mando Co. Ltd.	12,123	372,489
Hotel Shilla Co. Ltd.(b)	6,276	189,544
HS Hyosung Advanced Materials Corp.	816	91,116
HYBE Co. Ltd.(b)	752	88,030
Hyosung Corp.	1,184	117,746
Hyosung Heavy Industries Corp.	34	55,258
	Shares	Value
South Korea-(continued)
Hyosung TNC Corp.	997	$212,277
Hyundai Department Store Co. Ltd.	3,678	300,444
Hyundai Elevator Co. Ltd.(a)	2,365	110,680
Hyundai Green Food Co. Ltd.	2,293	28,927
Hyundai Marine & Fire Insurance Co. Ltd.(b)	21,384	568,808
Hyundai Rotem Co. Ltd.	1,355	125,920
Hyundai Wia Corp.(a)	6,451	258,881
iM Financial Group Co. Ltd.	30,140	353,396
IPARK Hyundai Development Co., Class E	13,699	188,589
JB Financial Group Co. Ltd.	20,912	381,396
KakaoBank Corp.(a)	10,482	160,773
Kangwon Land, Inc.(a)	16,526	169,520
KCC Corp.	1,291	339,838
KCC Glass Corp.(b)	969	14,872
KEPCO Plant Service & Engineering Co. Ltd.(a)	3,481	108,597
KIWOOM Securities Co. Ltd.	987	197,080
Kolon Corp.	1,775	28,396
Kolon Industries, Inc.	8,374	276,033
Korea Aerospace Industries Ltd.(a)	2,274	202,464
Korea Electric Terminal Co. Ltd.	1,564	67,188
Korea Investment Holdings Co. Ltd.(a)	4,264	601,965
Korea Line Corp.(b)	38,595	50,536
Korea Petrochemical Ind Co. Ltd.(a)	1,835	108,204
Korean Reinsurance Co.	18,850	181,111
Krafton, Inc.(a)(b)	2,854	482,313
Kumho Tire Co., Inc.(b)	31,480	157,189
L&F Co. Ltd.(a)(b)	1,395	70,267
LF Corp.	2,989	46,525
LG CNS Co. Ltd.	3,109	133,484
LG Energy Solution Ltd.(b)	1,290	291,837
LOTTE Chilsung Beverage Co. Ltd.	1,130	79,484
LOTTE Corp.	13,779	215,663
LOTTE Fine Chemical Co. Ltd.	3,703	114,409
Lotte Rental Co. Ltd.	2,384	65,431
LOTTE Shopping Co. Ltd.(a)	4,778	385,962
LS Electric Co. Ltd.	2,561	322,471
LX International Corp.	9,095	237,274
LX Semicon Co. Ltd.(a)	3,988	94,733
Macquarie Korea Infrastructure Fund	42,497	300,766
Meritz Financial Group, Inc.(a)(b)	6,304	540,962
Mirae Asset Life Insurance Co. Ltd.(b)	4,585	50,146
Mirae Asset Securities Co. Ltd.(a)	16,888	401,187
Misto Holdings Corp.	5,623	176,439
NC Corp.	3,310	538,164
Netmarble Corp.(a)(d)	5,777	154,363
NH Investment & Securities Co. Ltd.	17,930	351,187
NHN Corp.(b)	5,373	138,010
NICE Holdings Co. Ltd.(b)	1,476	13,232
NongShim Co. Ltd.(a)	848	226,673
OCI Co. Ltd.(b)	846	40,422
OCI Holdings Co. Ltd.(a)	2,873	378,803
Orion Corp.(a)	3,410	312,725
Orion Holdings Corp.(a)	7,671	136,024
Otoki Corp.	351	79,588
Pan Ocean Co. Ltd.(a)	95,958	363,576
Poongsan Corp.	3,395	170,648
POSCO Future M Co. Ltd.	909	86,258
Posco International Corp.(a)	10,795	393,567
S-1 Corp.	2,124	105,191
Samchully Co. Ltd.	473	39,052
Samsung Biologics Co. Ltd.(a)(b)(d)	162	166,672
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
Samsung Card Co. Ltd.(a)	3,533	$115,725
Samsung Episholdings Co. Ltd.(b)	34	8,828
Samsung Heavy Industries Co. Ltd.(a)(b)	19,189	285,304
Samsung Securities Co. Ltd.	6,423	435,356
Samyang Biopharmaceuticals Corp.(b)	388	10,398
Samyang Holdings Corp.	1,105	44,478
SD Biosensor, Inc.(b)	6,906	30,591
Seah Besteel Holdings Corp.	1,315	30,279
SeAH Steel Holdings Corp.	276	20,171
Seegene, Inc.	10,704	200,273
SFA Engineering Corp.	4,786	66,072
Shinsegae, Inc.(a)	1,656	479,149
SK Chemicals Co. Ltd.	3,366	91,734
SK Discovery Co. Ltd.	1,805	64,574
SK Gas Ltd.(a)	683	107,612
SK Networks Co. Ltd.(a)	25,161	126,946
SKC Co. Ltd.(b)	1,652	81,108
SL Corp.	4,164	151,460
Soulbrain Co. Ltd.	476	82,429
Sungwoo Hitech Co. Ltd.	18,217	70,676
Taihan Cable & Solution Co. Ltd.(b)	6,464	102,854
WONIK IPS Co. Ltd.(a)	3,270	214,575
Youngone Corp.	2,935	182,325
Youngone Holdings Co. Ltd.	798	106,296
Yuhan Corp.	3,615	184,594
		25,747,646
Spain-1.49%
Acciona S.A.	2,321	636,941
Almirall S.A.(a)	8,475	108,536
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	19,258	115,240
Befesa S.A.(d)	5,936	238,839
CIE Automotive S.A.	5,215	158,903
Colonial SFL Socimi S.A.(a)	65,715	419,688
Construcciones y Auxiliar de Ferrocarriles S.A.	2,298	181,320
Corporacion ACCIONA Energias Renovables S.A.	6,128	153,071
Ebro Foods S.A.	4,115	86,706
EDP Renovaveis S.A.	28,446	440,400
Elecnor S.A.	4,437	175,065
Faes Farma S.A.(a)	18,257	95,657
Fluidra S.A.	8,766	194,484
Gestamp Automocion S.A.(d)	34,282	115,455
Indra Sistemas S.A.	4,843	317,693
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	49,878	73,500
Logista Integral S.A.	7,227	307,621
Neinor Homes S.A.(a)(b)(d)	3,341	61,047
Puig Brands S.A., Class B	4,666	89,643
Sacyr S.A.	51,435	278,976
Unicaja Banco S.A.(d)	105,459	404,602
Vidrala S.A.(a)	2,293	231,393
Viscofan S.A.	5,576	368,635
		5,253,415
Sweden-3.64%
AAK AB(a)	15,705	338,254
AcadeMedia AB(d)	14,209	148,842
AddLife AB, Class B	7,439	126,215
Addtech AB, Class B	6,797	246,855
AFRY AB	17,945	193,619
	Shares	Value
Sweden-(continued)
Alleima AB(a)	29,037	$344,451
Altra Fastigheter AB	19,276	157,524
Ambea AB(d)	5,928	89,689
Arjo AB, Class B	40,449	114,840
Atea ASA(b)	8,843	160,350
Atrium Ljungberg AB(a)	22,354	62,331
Attendo AB(d)	13,728	157,602
Avanza Bank Holding AB	3,963	162,323
Axfood AB(a)	10,179	259,298
Beijer Ref AB(a)	23,767	334,781
Betsson AB, Class B	20,216	195,030
Bilia AB, Class A	7,790	125,963
Bravida Holding AB(d)	28,026	385,444
Bure Equity AB	2,409	65,814
Catena AB	2,716	112,624
Coffee Stain Group AB, Class B(b)	10,388	19,604
Corem Property Group AB, Class B(a)	253,893	67,413
Dios Fastigheter AB	15,162	104,595
Dometic Group AB(b)(d)	71,304	177,787
Electrolux Professional AB, Class B	18,787	93,483
Elekta AB, Class B(a)	66,999	340,215
Embracer Group AB, Class A(a)(b)	25,458	180,168
Fabege AB(a)	29,774	233,074
Fastighets AB Balder, Class B(a)(b)	64,077	350,054
Getinge AB, Class B(a)	29,122	724,522
Granges AB	14,685	276,047
Hexpol AB	41,613	386,610
Holmen AB, Class B	6,659	225,406
Hufvudstaden AB, Class A(a)	11,282	143,399
Indutrade AB	15,629	391,666
Intrum AB(b)	158,134	53,126
Inwido AB(a)	9,174	165,139
JM AB(a)	18,296	236,308
Lifco AB, Class B(a)	6,715	228,273
Lindab International AB(a)	7,207	93,753
Loomis AB	10,240	564,035
MEKO AB	4,688	37,776
Modern Times Group MTG AB, Class B(b)	6,019	82,534
Munters Group AB(d)	6,098	108,344
Mycronic AB	6,117	201,741
NCC AB, Class B(a)	15,405	274,472
New Wave Group AB, Class B	10,314	102,140
Nolato AB, Class B	17,206	87,983
Nordnet AB publ	1,884	72,040
Norion Bank AB(b)	5,132	31,488
Pandox AB	5,984	111,069
Peab AB, Class B	28,086	277,686
Ratos AB, Class B	37,234	140,484
Saab AB, Class B	8,140	510,545
Sagax AB, Class B(a)	12,487	219,092
Samhallsbyggnadsbolaget i Norden AB, Class B(a)(b)	489,333	168,338
Scandic Hotels Group AB(a)(d)	16,479	146,358
Sweco AB, Class B	16,101	226,886
Swedish Orphan Biovitrum AB, Class B(b)	11,114	549,741
Thule Group AB(a)(d)	12,957	297,716
Wallenstam AB, Class B(a)	31,791	137,777
Wihlborgs Fastigheter AB(a)	26,216	212,821
		12,833,557
Switzerland-3.92%
Accelleron Industries AG	2,132	192,881
Allreal Holding AG(b)	1,456	380,592
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Switzerland-(continued)
ALSO Holding AG	1,284	$306,977
Aryzta AG(a)(b)	3,755	246,509
Avolta AG(b)	7,723	463,301
Bachem Holding AG(a)(b)	1,444	134,135
Banque Cantonale Vaudoise(a)	2,185	342,511
Belimo Holding AG	350	364,707
Bell Food Group AG(b)	50	11,229
Berner Kantonalbank AG	196	93,198
BKW AG	2,011	331,975
Bossard Holding AG, Class A	647	181,139
Bucher Industries AG	510	200,226
Burckhardt Compression Holding AG(a)	194	116,201
Cembra Money Bank AG(a)	2,837	315,182
Comet Holding AG	475	192,584
CRISPR Therapeutics AG(a)(b)	6,636	318,462
Daetwyler Holding AG, BR	621	105,593
dormakaba Holding AG	2,752	198,149
EFG International AG(b)	6,667	132,549
Emmi AG	258	276,928
EMS-Chemie Holding AG(a)	455	460,409
Flughafen Zureich AG	1,087	319,289
Forbo Holding AG(a)	165	186,847
Galderma Group AG, Class A(b)	630	136,993
Garrett Motion, Inc.	11,560	360,094
Georg Fischer AG	6,522	417,884
Huber + Suhner AG	1,292	304,319
Implenia AG	978	77,541
Inficon Holding AG	973	196,154
International Workplace Group PLC	120,587	321,128
Interroll Holding AG, Class R	65	108,912
Kardex Holding AG	335	98,513
Landis+Gyr Group AG(b)	4,841	274,031
Luzerner Kantonalbank AG	1,140	157,119
Mobimo Holding AG(b)	552	238,613
OC Oerlikon Corp. AG	40,463	238,518
On Holding AG, Class A(b)	4,626	167,646
SFS Group AG(b)	1,552	253,889
Siegfried Holding AG(b)	1,938	181,703
SIG Group AG(a)(b)	40,151	729,065
St Galler Kantonalbank AG	173	139,085
Stadler Rail AG(a)	8,008	242,992
Straumann Holding AG	4,029	498,582
Sulzer AG	1,253	227,390
Swissquote Group Holding S.A.	2,678	139,419
Tecan Group AG, Class R(b)	1,816	419,363
Temenos AG	3,237	269,069
TORM PLC, Class A	14,619	444,710
Valiant Holding AG	1,391	271,709
VAT Group AG(d)	794	593,851
Vaudoise Assurances Holding S.A.	91	90,371
Vontobel Holding AG, Class R	3,347	357,905
		13,828,141
Taiwan-0.05%
FIT Hon Teng Ltd.(b)(d)	290,091	173,547
Turkey-0.13%
Eldorado Gold Corp.	15,647	471,914
United Kingdom-7.50%
4imprint Group PLC	3,255	181,079
AG Barr PLC	11,121	97,616
Allfunds Group PLC	32,610	332,163
Ashmore Group PLC(a)	69,540	193,189
	Shares	Value
United Kingdom-(continued)
Auto Trader Group PLC(d)	38,725	$273,039
Babcock International Group PLC	23,103	350,196
Beazley PLC	44,137	765,964
Big Yellow Group PLC	24,875	297,370
Bodycote PLC	18,706	182,313
Breedon Group PLC	62,090	277,595
Bridgepoint Group PLC(a)(d)	41,114	177,427
Chemring Group PLC	30,061	239,263
Clarkson PLC	3,530	225,060
Close Brothers Group PLC(b)	36,125	207,049
Coats Group PLC	184,373	199,507
Computacenter PLC	9,544	590,305
Convatec Group PLC(d)	170,354	513,990
Cranswick PLC	6,388	459,239
CVS Group PLC	6,692	112,914
Derwent London PLC	20,421	578,648
Diploma PLC	4,321	427,286
Domino’s Pizza Group PLC(a)	69,976	190,523
Dr. Martens PLC	73,009	76,239
Dunelm Group PLC	14,262	166,564
easyJet PLC(a)	41,330	351,342
Elementis PLC	62,527	150,499
Endava PLC, ADR(a)(b)	9,011	26,943
Firstgroup PLC	84,185	210,133
Frasers Group PLC(a)(b)	12,873	140,306
Future PLC	11,365	46,643
Games Workshop Group PLC	1,439	370,398
Gamma Communications PLC	12,736	160,472
GB Group PLC	18,990	56,451
Genuit Group PLC	45,414	166,782
Genus PLC	5,933	175,524
Grafton Group PLC	24,746	323,318
Grainger PLC	105,012	247,436
Great Portland Estates PLC	48,094	226,690
Greggs PLC(a)	17,350	438,502
Hammerson PLC	48,471	250,467
Harbour Energy PLC	137,617	445,753
Hikma Pharmaceuticals PLC	27,927	595,297
Hill & Smith PLC	6,688	257,811
Hilton Food Group PLC	7,224	58,037
Howden Joinery Group PLC	55,253	587,879
Hunting PLC	27,928	166,487
Ibstock PLC(d)	80,020	100,422
Immunocore Holdings PLC, ADR(b)	2,035	68,803
International Personal Finance PLC	23,385	78,652
J D Wetherspoon PLC(a)	12,523	131,695
James Halstead PLC(a)	19,016	30,660
JET2 PLC	21,297	441,344
Jupiter Fund Management PLC	43,886	93,029
Keller Group PLC	10,758	439,048
Kier Group PLC	76,198	247,804
Lancashire Holdings Ltd.	34,286	278,079
LondonMetric Property PLC	176,741	466,540
Marshalls PLC	31,435	68,174
Michael Page PLC	49,879	122,415
Mitchells & Butlers PLC(b)	20,133	74,424
Mitie Group PLC	144,102	403,369
Molten Ventures PLC(b)	19,131	157,600
MONY Group PLC	76,846	204,091
Morgan Advanced Materials PLC	43,961	133,791
Morgan Sindall Group PLC	5,399	324,400
Ninety One PLC	47,881	137,762
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Ocado Group PLC(a)(b)	68,528	$195,583
OSB Group PLC	56,943	428,029
Oxford Instruments PLC	4,832	177,767
Paragon Banking Group PLC	25,868	292,670
Petrofac Ltd.(a)(b)(c)	392,398	1,050
Pets at Home Group PLC	63,588	181,259
Playtech PLC(b)	35,544	181,589
Polar Capital Holdings PLC	13,260	138,547
Premier Foods PLC	80,686	211,431
Primary Health Properties PLC	226,242	287,923
QinetiQ Group PLC	74,274	507,751
Rathbones Group PLC	5,318	119,470
Renew Holdings PLC	9,223	112,485
Renishaw PLC	3,193	211,803
Rightmove PLC	27,680	173,283
Rotork PLC	76,861	505,601
RWS Holdings PLC	49,911	64,826
Safestore Holdings PLC	28,985	241,431
Savills PLC	21,451	265,814
Senior PLC	52,557	205,105
Serco Group PLC	152,745	497,572
Serica Energy PLC	57,318	181,487
Shaftesbury Capital PLC	136,073	264,478
SigmaRoc PLC(b)	43,718	72,669
Softcat PLC	8,540	223,760
Spirax Group PLC	5,993	561,052
Spire Healthcare Group PLC(d)	50,622	159,305
SSP Group PLC	91,697	246,187
Supermarket Income REIT PLC	128,297	148,797
Telecom Plus PLC	9,641	110,308
THG PLC(a)(b)	260,157	106,323
TP ICAP Group PLC	106,433	490,843
Trainline PLC(b)(d)	22,858	72,871
Tritax Big Box REIT PLC	221,473	508,437
Unite Group PLC (The)	66,694	483,758
Vesuvius PLC	22,889	114,298
Victrex PLC	15,636	164,737
Watches of Switzerland Group PLC(b)(d)	35,568	350,792
WH Smith PLC	21,563	126,008
Wickes Group PLC	16,014	42,715
Workspace Group PLC	26,412	125,007
Yellow Cake PLC(b)(d)	8,254	61,094
Zegona Communications PLC	3,063	60,359
Zigup PLC	29,873	186,754
		26,432,838
United States-2.00%
Alkermes PLC(a)(b)	6,927	339,354
	Shares	Value
United States-(continued)
ARM Holdings PLC, ADR(b)	772	$185,041
Atlassian Corp., Class A(b)	5,486	554,168
Bausch + Lomb Corp.(b)	9,389	158,352
Brightstar Lottery PLC(a)	16,034	160,981
Burford Capital Ltd.(a)	32,956	133,845
Buzzi S.p.A.	10,137	479,768
Carnival Corp. Ltd.	6,860	190,777
Constellium SE(b)	20,199	561,128
Curaleaf Holdings, Inc.(b)	14,685	129,907
Diversified Energy Co.(a)	8,643	116,335
Dole PLC	10,762	152,175
Ferrovial N.V.	4,462	291,629
GFL Environmental, Inc.(a)	12,928	533,487
Inmode Ltd.(b)	12,183	184,451
InterContinental Hotels Group PLC	3,115	503,718
Lionsgate Studios Corp.(b)	17,122	227,380
Monday.com Ltd.(b)	1,498	130,551
Nordic American Tankers Ltd.(a)	15,950	104,153
Reliance Worldwide Corp. Ltd.	122,648	301,102
RHI Magnesita N.V.(a)	1,716	65,292
Samsonite Group S.A.(d)	147,091	264,727
Sinch AB(a)(b)(d)	128,134	540,901
SolarEdge Technologies, Inc.(a)(b)	13,202	543,922
Titan S.A.	3,461	207,840
		7,060,984
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $296,555,439)		351,948,677
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-14.29%
Invesco Private Government Fund, 3.69%(e)(f)(g)	13,956,546	13,956,546
Invesco Private Prime Fund, 3.82%(e)(f)(g)	36,433,287	36,436,930
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,394,707)		50,393,476
TOTAL INVESTMENTS IN SECURITIES-114.11% (Cost $346,950,146)		402,342,153
OTHER ASSETS LESS LIABILITIES-(14.11)%		(49,741,006)
NET ASSETS-100.00%		$352,601,147
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
Wts.-Warrants

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $14,633,453, which represented 4.15% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$10,769,146	$(10,769,146)	$-	$-	$-	$3,757
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,588,985	47,071,515	(47,703,954)	-	-	13,956,546	1,123,920 *
Invesco Private Prime Fund	37,890,365	101,576,285	(103,018,576)	(1,272)	(9,872)	36,436,930	1,277,396 *
Total	$52,479,350	$159,416,946	$(161,491,676)	$(1,272)	$(9,872)	$50,393,476	$2,405,073

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFI Emerging Markets ETF (PXH)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.60%
Brazil-11.35%
Ambev S.A.	1,488,177	$4,683,643
Axia Energia S.A.	505,115	5,251,331
B3 S.A. - Brasil, Bolsa, Balcao	985,582	3,051,422
Banco Bradesco S.A., Preference Shares	3,033,504	11,004,001
Banco do Brasil S.A.	2,421,096	10,173,974
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	441,440	2,406,757
Cia Energetica de Minas Gerais, Preference Shares	1,257,332	2,806,362
Cia Paranaense de Energia	346,280	1,010,763
Cia Siderurgica Nacional S.A.(a)	1,582,669	1,507,704
Cosan S.A.(a)	1,446,965	1,159,133
Equatorial S.A.	343,119	2,610,883
Gerdau S.A., Preference Shares	1,516,316	7,455,261
Hapvida Participacoes e Investimentos S.A.(a)(b)	607,886	1,349,621
Itau Unibanco Holding S.A., Preference Shares	1,648,229	13,914,074
Klabin S.A.	422,416	1,517,344
Localiza Rent a Car S.A.	244,600	1,810,675
Metalurgica Gerdau S.A., Preference Shares	1,568,054	3,370,268
Petroleo Brasileiro S.A., Preference Shares	9,590,245	81,959,678
Suzano S.A.	298,153	2,542,192
Telefonica Brasil S.A.	323,952	2,080,551
Ultrapar Participacoes S.A.	665,992	4,332,327
Vale S.A.	2,958,661	44,420,824
Vibra Energia S.A.	1,259,103	8,934,027
WEG S.A.	199,657	1,854,843
		221,207,658
Chile-0.55%
Banco de Chile	11,179,615	2,332,430
Cencosud S.A.	561,013	1,181,210
Empresas CMPC S.A.	519,269	590,031
Empresas COPEC S.A.	113,780	778,161
Enel Americas S.A.	3,267,523	309,658
Falabella S.A.	279,073	1,868,352
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	54,939	3,710,035
		10,769,877
China-36.90%
Agricultural Bank of China Ltd., H Shares	15,877,931	12,766,842
Alibaba Group Holding Ltd.	4,235,124	64,521,934
Aluminum Corp. of China Ltd., H Shares	1,901,225	2,070,438
Anhui Conch Cement Co. Ltd., H Shares(c)	1,779,436	4,192,985
ANTA Sports Products Ltd.	256,009	2,576,845
BAIC Motor Corp. Ltd., H Shares(a)(b)(c)	2,343,220	260,271
Baidu, Inc., A Shares(a)	945,057	13,092,835
Bank of Beijing Co. Ltd., A Shares	2,706,700	2,092,137
Bank of China Ltd., H Shares	40,859,257	28,665,909
Bank of Communications Co. Ltd., H Shares	7,607,158	7,330,060
Bank of Jiangsu Co. Ltd., A Shares	1,196,900	2,095,909
Baoshan Iron & Steel Co. Ltd., A Shares	1,413,300	1,282,585
Beijing Enterprises Holdings Ltd.	184,108	742,655
BOC Hong Kong (Holdings) Ltd.	1,085,952	7,222,390
BOE Technology Group Co. Ltd., A Shares	3,941,700	3,206,190
BYD Co. Ltd., H Shares	613,395	7,333,787
BYD Electronic International Co. Ltd.	432,272	1,294,617
CGN Power Co. Ltd., H Shares(b)	4,719,600	1,740,507
	Shares	Value
China-(continued)
China Cinda Asset Management Co. Ltd., H Shares(c)	10,890,294	$1,377,166
China CITIC Bank Corp. Ltd., H Shares	5,940,492	5,858,096
China Coal Energy Co. Ltd., H Shares	1,415,650	1,940,521
China Communications Services Corp. Ltd., H Shares	1,487,760	809,884
China Construction Bank Corp., H Shares	45,003,890	52,814,116
China Energy Engineering Corp. Ltd., H Shares(c)	10,236,057	1,437,072
China Everbright Bank Co. Ltd., H Shares	10,449,818	4,250,624
China Everbright Environment Group Ltd.	2,344,137	1,526,677
China Hongqiao Group Ltd.	1,029,044	3,238,385
China International Marine Containers Group Co. Ltd., H Shares(c)	1,257,532	1,214,508
China Life Insurance Co. Ltd., H Shares	965,590	3,595,203
China Mengniu Dairy Co. Ltd.	1,636,093	3,948,017
China Merchants Bank Co. Ltd., H Shares	2,404,092	15,599,531
China Minsheng Banking Corp. Ltd., H Shares	14,256,418	6,597,144
China National Building Material Co. Ltd., H Shares(c)	5,099,100	2,420,462
China Overseas Land & Investment Ltd.	3,521,574	6,057,652
China Pacific Insurance (Group) Co. Ltd., H Shares	1,175,272	4,587,640
China Petroleum & Chemical Corp., H Shares	31,900,030	18,029,403
China Railway Group Ltd., H Shares(c)	10,410,398	4,793,366
China Resources Gas Group Ltd.	583,623	1,245,045
China Resources Land Ltd.	1,796,863	7,602,620
China Resources Pharmaceutical Group Ltd.(b)	2,199,056	1,360,988
China Resources Power Holdings Co. Ltd.(c)	1,206,185	2,971,961
China Shenhua Energy Co. Ltd., H Shares(c)	1,581,420	8,761,764
China State Construction Engineering Corp. Ltd., A Shares	5,434,822	3,783,131
China State Construction International Holdings Ltd.	1,038,992	1,139,858
China Taiping Insurance Holdings Co. Ltd.	706,770	1,983,172
China Tower Corp. Ltd., H Shares(b)	2,148,441	2,746,673
China United Network Communications Ltd., A Shares	2,437,300	1,608,532
China Vanke Co. Ltd., H Shares(a)(c)	9,499,992	3,006,565
China Yongda Automobiles Services Holdings Ltd.	628,204	69,593
China Zheshang Bank Co. Ltd., H Shares(c)	6,005,158	1,831,004
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,146,675	1,797,008
CITIC Ltd.	3,566,961	5,615,068
CITIC Securities Co. Ltd., H Shares	909,646	3,175,795
CMOC Group Ltd., H Shares	844,787	1,820,893
Contemporary Amperex Technology Co. Ltd., A Shares	40,500	2,372,244
COSCO SHIPPING Holdings Co. Ltd., H Shares(c)	2,964,196	5,963,738
Country Garden Services Holdings Co. Ltd.	1,514,179	1,080,519
CRRC Corp. Ltd., H Shares	4,056,148	2,722,182
CSPC Pharmaceutical Group Ltd.	2,693,407	2,946,661
Daqo New Energy Corp., ADR(a)(c)	81,062	986,525
ENN Energy Holdings Ltd.	434,838	2,602,306
Fosun International Ltd.(a)	1,524,000	924,035
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
China-(continued)
Geely Automobile Holdings Ltd.	2,071,232	$5,247,067
Great Wall Motor Co. Ltd.	566,010	649,508
Gree Electric Appliances, Inc. of Zhuhai, A Shares	410,500	2,570,934
Guangdong Investment Ltd.	1,487,012	1,604,923
Haier Smart Home Co. Ltd., H Shares	1,712,215	4,936,538
Hello Group, Inc., ADR	141,425	847,136
Huaneng Power International, Inc., H Shares(c)	2,305,449	1,771,941
Huatai Securities Co. Ltd., H Shares(b)	695,610	1,499,688
Huaxia Bank Co. Ltd., A Shares	760,492	784,913
Industrial & Commercial Bank of China Ltd., H Shares	40,029,424	38,295,559
Industrial Bank Co. Ltd., A Shares	2,060,926	5,764,857
iQIYI, Inc., ADR(a)(c)	987,206	1,253,752
JD Logistics, Inc.(a)(b)	664,330	1,274,012
JD.com, Inc., ADR(c)	1,095,771	36,171,401
Jiangxi Copper Co. Ltd., H Shares	1,079,353	4,856,945
JinkoSolar Holding Co. Ltd., ADR(c)	75,670	1,145,644
KE Holdings, Inc., ADR(c)	209,099	3,544,228
Kuaishou Technology(b)	302,049	1,682,326
Kunlun Energy Co. Ltd.	2,198,643	2,033,564
Kweichow Moutai Co. Ltd., A Shares	10,900	2,177,531
Lenovo Group Ltd.	4,395,027	13,442,211
Li Auto, Inc., A Shares(a)(c)	270,410	1,841,855
Li Ning Co. Ltd.	966,636	1,867,558
Longfor Group Holdings Ltd.(b)(c)	2,975,012	2,603,849
Lufax Holding Ltd., ADR(a)(c)	317,770	495,721
Meituan, B Shares(a)(b)	952,466	11,246,417
Metallurgical Corp. of China Ltd., H Shares	8,308,008	1,590,105
Midea Group Co. Ltd., A Shares	341,000	4,422,125
NetEase, Inc.	327,764	8,721,450
New China Life Insurance Co. Ltd., H Shares	261,529	1,612,840
NIO, Inc., ADR(a)(c)	446,826	2,180,511
PDD Holdings, Inc., ADR(a)	147,560	13,067,914
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	2,891,784	2,010,556
PetroChina Co. Ltd., H Shares	16,194,089	20,608,434
PICC Property & Casualty Co. Ltd., H Shares	3,239,406	6,761,483
Ping An Bank Co. Ltd., A Shares	1,223,100	2,105,962
Ping An Insurance (Group) Co. of China Ltd., H Shares	3,699,824	27,643,369
Poly Developments and Holdings Group Co. Ltd., A Shares	1,788,700	1,398,361
Postal Savings Bank of China Co. Ltd., H Shares(b)	7,647,820	4,953,946
Shanghai Pudong Development Bank Co. Ltd., A Shares	2,402,805	3,381,186
Shenzhou International Group Holdings Ltd.	262,891	1,494,247
Sinopharm Group Co. Ltd., H Shares	921,293	2,043,264
Sinotruk Hong Kong Ltd.	250,190	1,296,875
Sunac China Holdings Ltd.(a)(c)	14,131,552	992,315
Sunny Optical Technology Group Co. Ltd.	238,895	1,707,596
Tencent Holdings Ltd.	713,380	43,594,095
Tencent Music Entertainment Group, ADR	103,036	973,690
Tianneng Power International Ltd.	1,300,118	840,548
Trip.com Group Ltd.(a)	97,644	4,575,137
Vipshop Holdings Ltd., ADR	303,117	4,649,815
	Shares	Value
China-(continued)
VOYAH Automobile Technology Co. Ltd., H Shares(a)	757,083	$279,586
Weichai Power Co. Ltd., H Shares	1,060,520	4,434,700
Wuxi Biologics (Cayman), Inc.(a)(b)	424,799	2,096,812
Xiaomi Corp., B Shares(a)(b)(c)	2,369,920	8,697,272
Yangzijiang Shipbuilding Holdings Ltd.	362,596	1,105,666
Yankuang Energy Group Co. Ltd., H Shares(c)	1,982,205	3,017,632
Yum China Holdings, Inc.	96,886	4,667,967
Zhongsheng Group Holdings Ltd.(a)	1,251,524	724,104
Zijin Mining Group Co. Ltd., H Shares	1,098,809	4,666,000
ZTE Corp., H Shares(c)	672,818	2,129,471
ZTO Express (Cayman), Inc.(c)	112,196	2,685,258
		719,442,613
Hong Kong-0.14%
Orient Overseas International Ltd.(c)	141,882	2,774,729
India-9.47%
Axis Bank Ltd.	444,111	5,718,963
Bajaj Auto Ltd.	14,567	1,758,389
Bajaj Finance Ltd.	158,053	1,889,414
Bajaj Finserv Ltd.	79,965	1,699,634
Bank of Baroda	673,207	1,711,134
Bharat Petroleum Corp. Ltd.	1,349,704	4,510,680
Bharti Airtel Ltd.	217,310	4,489,478
Cipla Ltd.	109,126	1,684,174
Coal India Ltd.	642,932	2,791,268
Dr. Reddy’s Laboratories Ltd.	51,791	621,374
GAIL (India) Ltd.	1,730,063	3,286,901
Grasim Industries Ltd.	92,834	3,015,303
HCL Technologies Ltd.	225,253	3,185,197
HDFC Bank Ltd.	1,550,429	12,142,665
Hero MotoCorp Ltd.	29,380	1,658,512
Hindalco Industries Ltd.	564,470	5,784,046
Hindustan Petroleum Corp. Ltd.	785,363	3,196,008
Hindustan Unilever Ltd.	89,065	1,960,567
ICICI Bank Ltd.	774,432	11,639,061
Indian Oil Corp. Ltd.	2,227,464	3,265,265
IndusInd Bank Ltd.	230,692	2,446,485
Infosys Ltd.	817,648	9,712,884
ITC Ltd.	1,707,897	5,027,979
JSW Steel Ltd.	186,186	2,478,279
Kotak Mahindra Bank Ltd.	830,153	3,393,632
Larsen & Toubro Ltd.	131,724	5,433,075
Mahindra & Mahindra Ltd.	98,370	3,502,723
Maruti Suzuki India Ltd.	19,362	2,887,355
NTPC Ltd.	1,323,043	4,811,389
Oil & Natural Gas Corp. Ltd.	2,062,845	5,255,377
Petronet LNG Ltd.	426,480	1,254,336
Power Finance Corp. Ltd.	646,822	2,875,227
Power Grid Corp. of India Ltd.	1,079,344	3,212,972
Rajesh Exports Ltd.(a)	39,331	34,958
REC Ltd.	471,078	1,840,549
Reliance Industries Ltd.	1,313,444	17,982,961
Shriram Finance Ltd.	226,648	2,484,094
State Bank of India	654,444	7,043,407
Steel Authority of India Ltd.	1,060,396	1,879,849
Sun Pharmaceutical Industries Ltd.	116,414	2,427,269
Tata Consultancy Services Ltd.	192,318	4,771,325
Tata Motors Ltd.	111,318	509,216
Tata Motors Passenger Vehicles Ltd.	726,888	2,587,399
Tata Steel Ltd.	3,031,605	6,031,961
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
India-(continued)
Tech Mahindra Ltd.	137,027	$2,379,246
UltraTech Cement Ltd.	12,797	1,595,884
UPL Ltd.	210,269	1,331,637
Vedanta Ltd.	618,044	1,715,826
Wipro Ltd.	937,164	1,807,625
		184,722,952
Indonesia-1.06%
PT Alamtri Resources (Indonesia) Tbk	13,081,106	1,788,427
PT Astra International Tbk	6,945,487	1,973,076
PT Bank Central Asia Tbk	8,923,218	3,127,365
PT Bank Mandiri (Persero) Tbk	14,362,515	3,341,726
PT Bank Negara Indonesia (Persero) Tbk	6,795,781	1,330,683
PT Bank Rakyat Indonesia (Persero) Tbk	28,146,673	4,733,593
PT Telkom Indonesia (Persero) Tbk	24,375,255	3,558,563
PT United Tractors Tbk	675,380	901,298
		20,754,731
Malaysia-0.94%
Axiata Group Bhd.	947,800	460,497
CIMB Group Holdings Bhd.	1,969,200	3,802,896
Genting Bhd.	686,500	356,067
Malayan Banking Bhd.	1,770,500	4,720,137
Petronas Chemicals Group Bhd.	790,000	926,563
Public Bank Bhd.	2,967,700	3,751,828
Sime Darby Bhd.	1,885,100	995,552
Tenaga Nasional Bhd.	936,900	3,347,045
		18,360,585
Mexico-3.21%
America Movil S.A.B. de C.V., Class B	7,534,648	9,584,199
Banco del Bajio S.A.(b)(c)	333,261	1,108,475
CEMEX S.A.B. de C.V., Series CPO(c)(d)	6,169,137	7,292,570
Coca-Cola FEMSA S.A.B. de C.V., Series CPO	160,489	1,732,131
Fibra Uno Administracion S.A. de C.V.(c)	861,839	1,549,287
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(c)(e)	856,599	10,933,111
Grupo Bimbo S.A.B. de C.V., Series A(c)	373,563	1,334,031
Grupo Comercial Chedraui S.A. de C.V.(c)	106,514	555,272
Grupo Financiero Banorte S.A.B. de C.V., Class O	918,080	10,613,501
Grupo Mexico S.A.B. de C.V., Class B	862,626	10,327,409
Grupo Televisa S.A.B., Series CPO(a)(f)	1,616,286	913,856
Orbia Advance Corp. S.A.B. de C.V.(a)	426,798	601,193
Sigma Foods S.A.B. de C.V., Class A	1,248,168	1,270,440
Wal-Mart de Mexico S.A.B. de C.V., Series V(c)	1,676,051	4,854,157
		62,669,632
Romania-0.09%
NEPI Rockcastle N.V.(a)	194,620	1,788,208
Russia-0.00%
Aeroflot PJSC(a)(g)	1,684,800	0
Alrosa PJSC(a)(g)	1,976,600	0
Gazprom PJSC(a)(g)	9,643,940	0
GMK Norilskiy Nickel PAO(a)(g)	2,015,200	0
Inter RAO UES PJSC(a)(g)	29,081,146	0
Lukoil PJSC(a)(g)	261,775	0
Magnit PJSC(a)(g)	55,179	0
Mobile TeleSystems PJSC(a)(g)	921,186	0
Moscow Exchange MICEX-RTS PJSC(a)(g)	550,555	0
Novatek PJSC(a)(g)	130,598	0
	Shares	Value
Russia-(continued)
Novolipetsk Steel PJSC(a)(g)	795,328	$0
Rosneft Oil Co. PJSC(a)(g)	1,054,960	0
Sberbank of Russia PJSC(a)(g)	7,562,894	0
Severstal PAO(a)(g)	147,196	0
Sistema AFK PAO(a)(g)	3,408,447	0
Surgutneftegas PAO(a)(g)	3,493,738	0
Surgutneftegas PAO, Preference Shares(a)(g)	3,804,484	0
Tatneft PJSC(a)(g)	753,855	0
Tatneft PJSC, Preference Shares(a)(g)	74,068	0
VTB Bank PJSC(a)(g)	712,692	0
		0
Saudi Arabia-2.12%
Al Rajhi Bank	231,082	3,856,477
Banque Saudi Fransi	302,287	1,594,152
Riyad Bank	439,887	2,385,886
SABIC Agri-Nutrients Co.	47,610	1,562,920
Saudi Arabian Mining Co.(a)	117,866	1,780,212
Saudi Arabian Oil Co.(b)	1,764,122	12,446,296
Saudi Awwal Bank	223,534	2,019,749
Saudi Basic Industries Corp.	269,087	3,563,326
Saudi Energy Co.	252,424	1,142,142
Saudi National Bank (The)	535,495	5,603,640
Saudi Telecom Co.	459,957	5,288,133
		41,242,933
South Africa-4.51%
Absa Group Ltd.	354,179	4,872,753
Aspen Pharmacare Holdings Ltd.	200,950	1,811,046
Bid Corp. Ltd.	107,074	2,931,894
Bidvest Group Ltd. (The)(c)	138,772	2,078,383
Capitec Bank Holdings Ltd.	3,190	909,206
E Media Holdings Ltd.(c)	2,860	298
Exxaro Resources Ltd.	126,584	1,560,728
FirstRand Ltd.	1,412,811	8,434,103
Gold Fields Ltd.	93,194	3,004,054
Growthpoint Properties Ltd.(c)	1,449,367	1,547,422
Impala Platinum Holdings Ltd.	451,853	4,919,063
MTN Group Ltd.	606,384	7,503,758
Naspers Ltd.	40,521	2,125,221
Nedbank Group Ltd.	239,745	4,048,079
Old Mutual Ltd.	2,181,621	1,761,532
Pepkor Holdings Ltd.(b)	841,591	1,081,249
Sanlam Ltd.	527,468	2,803,132
Sappi Ltd.(a)(c)	471,006	338,695
Sasol Ltd.(a)	769,772	9,105,577
Shoprite Holdings Ltd.	145,955	2,533,991
Sibanye Stillwater Ltd.	1,160,392	2,503,310
Standard Bank Group Ltd.	426,117	8,469,478
Thungela Resources Ltd.(c)	172,195	1,056,132
Valterra Platinum Ltd.	139,830	10,451,591
Vodacom Group Ltd.	209,420	2,022,570
		87,873,265
Taiwan-24.43%
Acer, Inc.	2,578,000	2,284,389
ASE Technology Holding Co. Ltd.	929,000	15,852,928
Asia Cement Corp.	1,231,000	1,254,446
Asustek Computer, Inc.	359,048	8,908,884
AUO Corp.	6,815,244	4,990,375
Catcher Technology Co. Ltd.	341,000	1,915,690
Cathay Financial Holding Co. Ltd.	2,590,596	8,062,661
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Taiwan-(continued)
Chailease Holding Co. Ltd.	740,258	$2,541,264
China Steel Corp.	5,638,073	3,298,692
Chunghwa Telecom Co. Ltd.	1,228,039	5,279,894
Compal Electronics, Inc.	5,205,000	5,724,109
CTBC Financial Holding Co. Ltd.	4,215,957	8,414,777
Delta Electronics, Inc.	152,000	7,478,037
E.Sun Financial Holding Co. Ltd.	2,367,751	2,824,045
Eva Airways Corp.	1,589,000	2,120,006
Evergreen Marine Corp. Taiwan Ltd.	1,590,000	9,992,570
Far Eastern New Century Corp.	1,596,000	1,337,399
Far EasTone Telecommunications Co. Ltd.	558,000	1,811,422
First Financial Holding Co. Ltd.	2,646,314	3,006,371
Formosa Chemicals & Fibre Corp.	2,612,000	4,548,377
Formosa Petrochemical Corp.	975,000	2,105,642
Formosa Plastics Corp.	3,622,280	6,090,768
Fubon Financial Holding Co. Ltd.	2,274,996	9,068,069
Hon Hai Precision Industry Co. Ltd.	6,566,930	50,151,696
Hua Nan Financial Holdings Co. Ltd.	1,723,740	2,315,343
Innolux Corp.(a)	7,803,444	10,709,096
Inventec Corp.	1,735,065	3,257,790
KGI Financial Holding Co. Ltd.	5,367,070	5,070,708
Largan Precision Co. Ltd.	27,090	3,358,284
Lite-On Technology Corp.	517,228	3,277,822
MediaTek, Inc.	306,000	32,597,484
Mega Financial Holding Co. Ltd.	2,636,945	4,322,411
Micro-Star International Co. Ltd.	591,000	2,560,662
Nan Ya Plastics Corp.	2,758,228	13,105,260
Novatek Microelectronics Corp.	284,647	4,498,730
Pegatron Corp.	1,330,085	3,441,698
Pou Chen Corp.	1,823,000	1,348,727
Powertech Technology, Inc.	296,922	2,122,878
Quanta Computer, Inc.	651,007	5,791,298
Realtek Semiconductor Corp.	168,519	3,494,546
Shanghai Commercial & Savings Bank Ltd. (The)	977,600	1,370,961
SinoPac Financial Holdings Co. Ltd.	2,287,842	2,853,259
Synnex Technology International Corp.	903,000	2,589,839
Taiwan Cooperative Financial Holding Co. Ltd.	1,987,910	1,693,928
Taiwan Mobile Co. Ltd.	520,000	1,805,977
Taiwan Semiconductor Manufacturing Co. Ltd.	1,629,000	120,489,435
TCC Group Holdings Co. Ltd.(a)	3,945,136	2,953,973
TS Financial Holding Co. Ltd.	4,791,050	5,275,447
Unimicron Technology Corp.	241,570	5,667,952
Uni-President Enterprises Corp.	1,473,941	3,351,690
United Microelectronics Corp.	4,787,000	17,908,640
Walsin Lihwa Corp.	1,873,000	1,797,407
Wan Hai Lines Ltd.	988,000	2,577,135
Winbond Electronics Corp.	1,077,026	4,153,968
Wistron Corp.	1,198,875	6,429,563
WPG Holdings Ltd.	1,125,000	3,857,053
WT Microelectronics Co. Ltd.	368,061	2,221,415
Yageo Corp.	312,160	4,698,415
Yang Ming Marine Transport Corp.	2,473,000	3,868,854
Yuanta Financial Holding Co. Ltd.	2,985,939	6,229,233
Zhen Ding Technology Holding Ltd.	339,000	4,253,419
		476,382,811
	Shares	Value
Thailand-3.20%
Advanced Info Service PCL, NVDR	168,486	$1,913,813
Bangkok Bank PCL, NVDR	949,396	5,434,931
Bangkok Dusit Medical Services PCL, NVDR	2,640,984	1,516,786
Banpu PCL, NVDR	12,154,554	2,111,252
Charoen Pokphand Foods PCL, NVDR	3,356,603	2,252,863
CP ALL PCL, NVDR	1,413,536	2,026,593
Kasikornbank PCL, NVDR	953,411	6,956,165
Krung Thai Bank PCL, NVDR	2,194,880	2,899,430
PTT Exploration & Production PCL, NVDR	776,168	3,476,121
PTT Global Chemical PCL, NVDR	3,486,872	3,820,581
PTT PCL, NVDR	13,038,306	15,030,151
SCB X PCL, NVDR	1,134,934	5,190,440
Siam Cement PCL (The), NVDR	614,302	4,661,801
Thai Oil PCL, NVDR	1,434,844	2,807,673
TMBThanachart Bank PCL, NVDR	24,884,420	2,274,468
		62,373,068
Turkey-1.34%
Akbank T.A.S.	1,594,268	2,120,678
BIM Birlesik Magazalar A.S.	364,415	2,992,729
Eregli Demir ve Celik Fabrikalari T.A.S.	3,892,637	3,478,992
KOC Holding A.S.	1,147,947	4,748,815
Turk Hava Yollari AO	549,697	3,628,131
Turkcell Iletisim Hizmetleri A.S.	697,218	1,469,256
Turkiye Is Bankasi A.S., Class C	5,265,078	1,379,385
Turkiye Petrol Rafinerileri A.S.	779,056	4,852,204
Yapi Ve Kredi Bankasi A.S.(a)	1,970,281	1,355,533
		26,025,723
United States-0.29%
BeOne Medicines Ltd., Class H(a)	56,200	1,389,405
JBS N.V., Class A(c)	304,047	4,262,739
		5,652,144
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.60% (Cost $1,430,477,032)		1,942,040,929
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.12%
Invesco Private Government Fund, 3.69%(h)(i)(j)	16,882,306	16,882,306
Invesco Private Prime Fund, 3.82%(h)(i)(j)	43,864,933	43,869,319
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $60,751,451)		60,751,625
TOTAL INVESTMENTS IN SECURITIES-102.72% (Cost $1,491,228,483)		2,002,792,554
OTHER ASSETS LESS LIABILITIES-(2.72)%		(53,017,644)
NET ASSETS-100.00%		$1,949,774,910
See accompanying notes which are an integral part of this schedule.

Invesco RAFI Emerging Markets ETF (PXH)—(continued)
July 31, 2026
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $56,148,402, which represented 2.88% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at July 31, 2026.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,450,994	$176,179,758	$(189,630,752)	$-	$-	$-	$298,479
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,401,431	172,485,727	(168,004,852)	-	-	16,882,306	1,325,154 *
Invesco Private Prime Fund	32,485,891	331,119,480	(319,722,639)	342	(13,755)	43,869,319	1,592,659 *
Total	$58,338,316	$679,784,965	$(677,358,243)	$342	$(13,755)	$60,751,625	$3,216,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Markets Index	80	September-2026	$6,569,200	$(361,201)	$(361,201)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Austria-0.45%
Wienerberger AG	193,916	$4,761,980
Brazil-10.90%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	14,688,259	80,081,244
Cia de Saneamento de Minas Gerais COPASA MG	1,750,700	22,111,820
Cia De Saneamento do Parana Sanepar, Series CPO	1,712,346	12,210,701
		114,403,765
China-1.33%
Beijing Capital Eco-environment Protection Group Co. Ltd., A Shares	3,114,100	1,360,159
Beijing Enterprises Water Group Ltd.(a)	21,893,304	6,444,230
Beijing Originwater Technology Co. Ltd., A Shares	2,049,900	1,080,184
Chengdu Xingrong Environment Co. Ltd., A Shares	1,687,900	1,838,841
China Lesso Group Holdings Ltd.(a)	1,535,129	791,791
Jiangxi Hongcheng Environment. Co. Ltd.	544,800	752,192
Jingjin Equipment, Inc., A Shares	162,900	323,435
Zhongshan Public Utilities Group Co. Ltd., A Shares	834,300	1,368,002
		13,958,834
Finland-0.38%
Kemira OYJ(a)	204,119	3,997,393
India-1.61%
Astral Ltd.	328,195	4,979,866
Jindal Saw Ltd.	406,794	1,095,408
Supreme Industries Ltd.	114,749	4,167,175
VA Tech Wabag Ltd.	322,077	6,672,008
		16,914,457
Italy-0.55%
Interpump Group S.p.A.	142,748	5,733,677
Japan-3.97%
Kitz Corp.	282,329	3,830,144
Kurimoto Ltd.(a)	89,323	843,893
Kurita Water Industries Ltd.	378,545	20,326,669
Nomura Micro Science Co. Ltd.(a)	114,825	2,809,745
Organo Corp.(a)	90,330	8,120,984
PILLAR Corp.(a)	59,855	3,457,104
Tsukishima Holdings Co. Ltd.	133,902	2,279,274
		41,667,813
Malaysia-0.96%
YTL Power International Bhd.	9,862,700	10,077,440
Netherlands-1.24%
Aalberts N.V.	263,855	13,038,273
Saudi Arabia-0.48%
Alkhorayef Water and Power Technologies Co.	90,933	2,424,943
Power and Water Utility Co. for Jubail and Yanbu	265,112	2,662,037
		5,086,980
South Korea-0.55%
Coway Co. Ltd.	91,509	5,797,454
Switzerland-6.59%
Belimo Holding AG(a)	17,421	18,153,037
	Shares	Value
Switzerland-(continued)
Geberit AG	55,854	$36,774,941
Georg Fischer AG	136,539	8,748,461
Sulzer AG(a)	30,356	5,508,909
		69,185,348
Taiwan-0.13%
Kuo Toong International Co. Ltd.	824,000	1,312,105
Thailand-0.16%
Amata Corp. PCL, NVDR	1,991,995	1,718,708
United Kingdom-12.28%
Pennon Group PLC	2,896,925	18,018,403
Severn Trent PLC	1,296,198	52,487,962
United Utilities Group PLC	3,138,237	58,360,925
		128,867,290
United States-58.22%
Advanced Drainage Systems, Inc.	253,753	35,139,715
American States Water Co.	277,570	23,771,095
American Water Works Co., Inc.	631,383	84,712,657
Badger Meter, Inc.(a)	103,219	13,867,473
Cadiz, Inc.(a)(b)	398,327	1,190,998
California Water Service Group	423,968	21,245,037
Consolidated Water Co. Ltd.(a)	106,338	3,105,070
Core & Main, Inc., Class A(a)(b)	499,572	21,966,181
Ecolab, Inc.	151,902	42,172,552
Energy Recovery, Inc.(a)(b)	182,156	1,575,649
Essential Utilities, Inc.	1,506,959	60,052,316
Franklin Electric Co., Inc.	134,370	14,071,226
Gorman-Rupp Co. (The)(a)	73,731	5,986,220
H2O America(a)	278,387	17,073,475
Hawkins, Inc.(a)	36,872	4,720,722
Lindsay Corp.	36,738	4,071,305
Middlesex Water Co.(a)	131,679	7,545,207
Mueller Water Products, Inc., Class A	554,149	13,986,721
NWPX Infrastructure, Inc.(a)(b)	34,056	4,191,612
Onterris, Inc.(a)(b)	118,815	2,493,927
Pentair PLC	285,869	18,707,267
Select Water Solutions, Inc., Class A	836,210	15,486,609
TETRA Technologies, Inc.(a)(b)	478,629	3,685,443
Veralto Corp.	510,599	48,083,108
Watts Water Technologies, Inc., Class A	97,269	33,634,648
Xylem, Inc.	701,990	82,111,770
Zurn Elkay Water Solutions Corp.	525,883	26,562,350
		611,210,353
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.80% (Cost $889,475,571)		1,047,731,870
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.89%
Invesco Private Government Fund, 3.69%(c)(d)(e)	20,084,575	20,084,575
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.82%(c)(d)(e)	52,207,811	$52,213,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,297,612)		72,297,607
TOTAL INVESTMENTS IN SECURITIES-106.69% (Cost $961,773,183)		1,120,029,477
OTHER ASSETS LESS LIABILITIES-(6.69)%		(70,185,830)
NET ASSETS-100.00%		$1,049,843,647

Investment Abbreviations:
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$461,168	$68,092,035	$(68,553,203)	$-	$-	$-	$19,478
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,716,512	184,572,982	(173,204,919)	-	-	20,084,575	925,319 *
Invesco Private Prime Fund	22,688,796	403,243,642	(373,712,807)	305	(6,904)	52,213,032	1,236,296 *
Total	$31,866,476	$655,908,659	$(615,470,929)	$305	$(6,904)	$72,297,607	$2,181,093

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
July 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Australia-3.02%
Aristocrat Leisure Ltd.	81,077	$3,637,280
Brambles Ltd.	142,477	1,952,269
Computershare Ltd.	61,675	1,768,840
Evolution Mining Ltd.	276,792	2,190,721
HUB24 Ltd.	10,195	605,948
JB Hi-Fi Ltd.	13,087	751,467
Medibank Pvt. Ltd.	340,585	1,232,252
Netwealth Group Ltd.	29,277	441,103
Pro Medicus Ltd.	7,724	877,051
QBE Insurance Group Ltd.	164,302	2,844,516
REA Group Ltd.	7,376	831,466
Technology One Ltd.	38,852	845,821
Washington H Soul Pattinson & Co. Ltd.(a)	44,056	1,427,190
Wesfarmers Ltd.	144,958	9,062,723
		28,468,647
Austria-0.04%
Strabag SE, BR	4,329	416,884
Belgium-0.36%
UCB S.A.	13,187	3,377,258
Canada-5.24%
Agnico Eagle Mines Ltd.	73,152	10,612,606
Alamos Gold, Inc., Class A	56,917	1,580,701
AtkinsRealis Group, Inc.	29,811	1,846,440
Barrick Mining Corp., Class C	255,893	9,384,963
Brookfield Asset Management Ltd., Class A	64,755	3,130,083
Celestica, Inc.(b)	21,312	7,047,081
Imperial Oil Ltd.	15,973	2,069,425
Intact Financial Corp.	18,423	3,614,735
Kinross Gold Corp.	245,668	5,659,899
Loblaw Cos. Ltd.	63,453	2,976,684
Lundin Gold, Inc.	27,597	1,544,063
		49,466,680
Cayman Islands-0.05%
Oracle Corp.	7,940	445,762
China-0.05%
Chow Tai Fook Jewellery Group Ltd.(a)	309,400	487,343
Denmark-2.82%
Ascendis Pharma A/S(b)	9,519	2,321,779
Novo Nordisk A/S, Class B	446,489	21,071,686
Vestas Wind Systems A/S	119,400	3,206,648
		26,600,113
Finland-1.32%
Elisa OYJ(a)	16,550	665,937
Kone OYJ, Class B	71,551	4,118,970
Orion OYJ, Class B	15,053	1,404,091
Sampo OYJ	302,803	3,345,004
Wartsila OYJ Abp	86,344	2,921,524
		12,455,526
France-8.28%
Dassault Aviation S.A.	1,975	680,726
Hermes International S.C.A.	3,950	6,983,127
L’Oreal S.A.	25,599	11,375,975
LVMH Moet Hennessy Louis Vuitton SE	27,218	14,912,674
Safran S.A.	56,573	22,182,021
Thales S.A.	10,896	3,094,887
TotalEnergies SE	214,572	18,874,134
		78,103,544
	Shares	Value
Germany-9.56%
Allianz SE	45,413	$22,569,338
Deutsche Boerse AG	20,171	6,062,157
Hannover Rueck SE	7,384	2,123,616
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	15,228	9,126,843
Rheinmetall AG	6,127	8,081,325
SAP SE	126,973	23,221,078
Siemens Energy AG, Class A	105,817	18,037,351
Talanx AG	7,496	994,082
		90,215,790
Hong Kong-2.27%
Cathay Pacific Airways Ltd.	291,346	542,066
DFI Retail Group Holdings Ltd.	116,550	460,809
Futu Holdings Ltd., ADR	9,747	1,024,605
Hong Kong Exchanges & Clearing Ltd.	221,310	11,532,058
Prudential PLC	341,316	5,121,873
Techtronic Industries Co. Ltd.	164,757	2,768,193
		21,449,604
Israel-1.01%
Check Point Software Technologies Ltd.(b)	9,989	1,269,901
El Al Israel Airlines	105,136	465,993
Elbit Systems Ltd.	3,334	2,688,347
Etoro Group Ltd., Class A(a)(b)	11,522	410,990
Matrix IT Ltd.	15,829	447,694
Meitav Investment House Ltd.	9,619	415,438
Menora Mivtachim Holdings Ltd.	3,162	493,542
Nice Ltd.(b)	8,477	824,458
Phoenix Finance Ltd.	30,971	1,733,324
Plus500 Ltd.	14,982	785,719
		9,535,406
Italy-1.45%
Banca Mediolanum S.p.A.	29,950	800,700
Coca-Cola HBC AG(b)	21,693	1,460,584
Ferrari N.V.	17,830	6,994,833
FinecoBank Banca Fineco S.p.A.	80,723	2,206,573
Ryanair Holdings PLC	79,469	2,223,407
		13,686,097
Japan-14.63%
Advantest Corp.	110,050	21,727,505
Asahi Intecc Co. Ltd.	32,591	734,736
Asics Corp.	108,049	3,183,363
Astellas Pharma, Inc.	229,655	3,151,889
Bandai Namco Holdings, Inc.	66,107	1,913,626
BayCurrent, Inc.	16,473	742,440
Canon Marketing Japan, Inc.	20,869	468,591
CyberAgent, Inc.	51,158	467,043
Daifuku Co. Ltd.	46,764	1,721,310
Daito Trust Construction Co. Ltd.	34,876	735,610
Fujikura Ltd.	193,856	4,915,652
Fujitsu Ltd.	216,060	4,976,273
GMO Payment Gateway, Inc.	9,109	567,184
Hoya Corp.	44,387	6,782,413
IHI Corp.	125,016	2,184,252
Isetan Mitsukoshi Holdings Ltd.	35,870	799,992
Japan Exchange Group, Inc.	135,676	1,844,224
JX Advanced Metals Corp.(a)	81,276	1,881,599
Kakaku.com, Inc.	21,253	493,322
Kandenko Co. Ltd.	15,075	501,048
Kobe Bussan Co. Ltd.	26,699	466,445
Lasertec Corp.	12,496	2,868,571
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
MonotaRO Co. Ltd.	37,338	$470,821
MS&AD Insurance Group Holdings, Inc.	118,302	3,639,013
Nexon Co. Ltd.	51,575	807,698
Nissan Chemical Corp.	14,947	694,252
Nitori Holdings Co. Ltd.	50,950	821,357
Otsuka Corp.	25,084	517,207
Recruit Holdings Co. Ltd.	207,847	16,424,324
Sankyo Co. Ltd.	43,584	505,403
Sanrio Co. Ltd.(a)	159,290	1,277,199
Santen Pharmaceutical Co. Ltd.	36,797	434,106
Sony Group Corp.	819,167	19,128,583
TIS, Inc.	24,525	587,528
Tokio Marine Holdings, Inc.	232,025	11,816,567
Tokyo Electron Ltd.	47,833	15,980,303
Trend Micro, Inc.	21,696	873,513
USS Co. Ltd.	42,358	534,531
ZOZO, Inc.(a)	64,376	463,847
		138,103,340
Mexico-0.13%
Fresnillo PLC	37,400	1,257,984
Netherlands-7.39%
Adyen N.V.(b)(c)	4,660	4,729,543
argenx SE(b)	8,788	7,509,932
ASM International N.V.	5,362	4,954,817
ASML Holding N.V.	25,973	42,705,609
Prosus N.V.(b)	156,176	7,241,578
Universal Music Group N.V.	156,389	2,574,533
		69,716,012
New Zealand-0.20%
Fisher & Paykel Healthcare Corp. Ltd.	78,716	1,878,162
Norway-0.98%
Equinor ASA	88,015	3,610,545
Frontline PLC	15,476	616,729
Gjensidige Forsikring ASA	33,691	1,004,324
Kongsberg Gruppen ASA	61,554	1,916,885
Protector Forsikring ASA	9,391	488,311
Telenor ASA	77,944	1,101,069
Wallenius Wilhelmsen ASA	31,342	488,851
		9,226,714
Portugal-0.10%
Galp Energia SGPS S.A.	40,772	923,870
Singapore-0.73%
Hafnia Ltd.	60,109	460,786
Singapore Exchange Ltd.	123,567	2,353,230
Singapore Technologies Engineering Ltd.	172,774	1,356,194
Singapore Telecommunications Ltd.	800,292	2,766,017
		6,936,227
South Korea-0.93%
APR Co., Ltd.	3,862	857,113
Hanmi Semiconductor Co. Ltd.	6,536	944,840
HD Hyundai Electric Co. Ltd.	3,940	1,821,971
HD Hyundai Marine Solution Co. Ltd.	2,967	376,817
Hyundai Rotem Co. Ltd.	9,059	841,851
Posco DX Co. Ltd.	26,262	348,686
Samsung Biologics Co. Ltd.(b)(c)	1,812	1,864,255
Samsung Heavy Industries Co. Ltd.(b)	84,548	1,257,068
SK Biopharmaceuticals Co. Ltd.(b)	7,851	431,360
		8,743,961
	Shares	Value
Spain-1.51%
Amadeus IT Group S.A.	63,473	$3,908,532
Endesa S.A.	32,011	1,555,261
Industria de Diseno Textil S.A.	135,035	8,793,010
		14,256,803
Sweden-4.89%
Addtech AB, Class B	29,247	1,062,199
Assa Abloy AB, Class B	114,236	4,230,907
Atlas Copco AB, Class A	302,922	6,388,747
Axfood AB(a)	15,664	399,021
Epiroc AB, Class A	85,210	2,180,422
Essity AB, Class B	67,424	1,955,059
Evolution AB(b)(c)	19,671	1,498,515
H & M Hennes & Mauritz AB, Class B(a)	59,300	1,083,978
Hexagon AB, Class B	312,583	3,079,616
Industrivarden AB, Class C(a)	22,612	1,291,530
Investor AB, Class B	226,596	9,770,202
Sandvik AB	132,702	4,953,098
Sectra AB, Class B	18,046	505,580
Securitas AB, Class B	57,907	928,504
SKF AB, Class B	38,776	1,047,602
Tele2 AB, Class B	79,718	1,378,464
Telefonaktiebolaget LM Ericsson, Class B	360,786	3,542,317
Trelleborg AB, Class B	20,447	907,256
		46,203,017
Switzerland-16.25%
ABB Ltd.	234,350	23,103,575
EMS-Chemie Holding AG(a)	1,006	1,017,959
Galderma Group AG, Class A(b)	21,499	4,674,960
Geberit AG	4,998	3,290,743
Givaudan S.A.	914	3,650,415
Kuehne + Nagel International AG, Class R	5,221	1,328,603
Logitech International S.A., Class R	27,088	2,764,454
Lonza Group AG(b)	8,248	5,744,414
Nestle S.A.	331,720	33,131,180
Partners Group Holding AG(a)	5,122	4,266,170
Roche Holding AG	107,536	46,968,322
Schindler Holding AG, PC	5,088	1,600,414
Sika AG(b)	18,189	4,089,320
Sonova Holding AG, Class A	5,881	1,601,113
Straumann Holding AG	12,333	1,526,190
Zurich Insurance Group AG	19,122	14,554,964
		153,312,796
United Kingdom-11.34%
3i Group PLC	124,950	4,803,161
Admiral Group PLC	50,445	2,553,388
Auto Trader Group PLC(c)	152,369	1,074,309
BAE Systems PLC	342,069	9,669,376
Diploma PLC	15,036	1,486,849
GSK PLC	443,458	11,514,066
ICG PLC	37,146	947,002
Imperial Brands PLC	91,814	3,479,251
International Consolidated Airlines Group S.A.	361,191	2,114,129
Intertek Group PLC	15,474	1,220,373
Next PLC	18,120	3,623,292
Reckitt Benckiser Group PLC	99,822	7,034,721
RELX PLC	248,965	8,743,593
Rolls-Royce Holdings PLC	1,312,477	26,144,615
Sage Group PLC (The)	136,236	1,791,969
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
July 31, 2026
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Unilever PLC	304,497	$19,345,660
Wise Group PLC, Class A(b)	120,508	1,437,209
		106,982,963
United States-5.24%
Novartis AG	273,132	42,683,953
Swiss Re AG	33,554	5,579,749
Tenaris S.A.	42,615	1,219,853
		49,483,555
Total Common Stocks & Other Equity Interests (Cost $815,703,601)		941,734,058
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.64%(d)(e) (Cost $201,625)	201,625	201,625
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.81% (Cost $815,905,226)		941,935,683
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.99%
Invesco Private Government Fund, 3.69%(d)(e)(f)	2,591,155	$2,591,155
Invesco Private Prime Fund, 3.82%(d)(e)(f)	6,727,400	6,728,073
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,319,164)		9,319,228
TOTAL INVESTMENTS IN SECURITIES-100.80% (Cost $825,224,390)		951,254,911
OTHER ASSETS LESS LIABILITIES-(0.80)%		(7,587,305)
NET ASSETS-100.00%		$943,667,606

Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $9,166,622, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2026.

	Value October 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,160	$35,483,966	$(35,291,501)	$-	$-	$201,625	$18,604
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,387,217	63,752,422	(65,548,484)	-	-	2,591,155	347,755 *
Invesco Private Prime Fund	11,437,653	129,401,419	(134,106,497)	182	(4,684)	6,728,073	429,467 *
Total	$15,834,030	$228,637,807	$(234,946,482)	$182	$(4,684)	$9,520,853	$795,826

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$409,469,269	$2,638,159,455	$-	$3,047,628,724
Money Market Funds	4,225,162	219,431,427	-	223,656,589
Total Investments	$413,694,431	$2,857,590,882	$-	$3,271,285,313
Invesco Dorsey Wright Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$149,389,712	$563,723,047	$-	$713,112,759
Money Market Funds	-	23,866,578	-	23,866,578
Total Investments	$149,389,712	$587,589,625	$-	$736,979,337
Invesco Dorsey Wright Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$13,565,331	$214,233,100	$-	$227,798,431
Money Market Funds	-	10,283,482	-	10,283,482
Total Investments	$13,565,331	$224,516,582	$-	$238,081,913
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$55,338,376	$126,991,908	$-	$182,330,284
Money Market Funds	-	43,299,815	-	43,299,815
Total Investments	$55,338,376	$170,291,723	$-	$225,630,099
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$171,169,343	$101,820,659	$-	$272,990,002
Money Market Funds	76,696	14,610,947	-	14,687,643
Total Investments	$171,246,039	$116,431,606	$-	$287,677,645

	Level 1	Level 2	Level 3	Total
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$29,972,732	$514,465,695	$-	$544,438,427
Money Market Funds	765,575	45,454,011	-	46,219,586
Total Investments	$30,738,307	$559,919,706	$-	$590,658,013
Invesco MSCI Global Climate 500 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,067,278,787	$487,796,059	$-	$1,555,074,846
Money Market Funds	-	27,480,067	-	27,480,067
Total Investments	$1,067,278,787	$515,276,126	$-	$1,582,554,913
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$19,230,427	$13,476,351	$0	$32,706,778
Money Market Funds	9,726	7,730,092	-	7,739,818
Total Investments	$19,240,153	$21,206,443	$0	$40,446,596
Invesco RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$298,259,348	$2,588,889,044	$0	$2,887,148,392
Money Market Funds	-	244,984,264	-	244,984,264
Total Investments	$298,259,348	$2,833,873,308	$0	$3,132,132,656
Invesco RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$42,481,987	$309,378,006	$88,684	$351,948,677
Money Market Funds	-	50,393,476	-	50,393,476
Total Investments	$42,481,987	$359,771,482	$88,684	$402,342,153
Invesco RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$368,894,210	$1,573,146,719	$0	$1,942,040,929
Money Market Funds	-	60,751,625	-	60,751,625
Total Investments in Securities	368,894,210	1,633,898,344	-	2,002,792,554
Other Investments - Liabilities*
Futures Contracts	(361,201)	-	-	(361,201)
Total Investments	$368,533,009	$1,633,898,344	$0	$2,002,431,353
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$725,614,118	$322,117,752	$-	$1,047,731,870
Money Market Funds	-	72,297,607	-	72,297,607
Total Investments	$725,614,118	$394,415,359	$-	$1,120,029,477
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,493,955	$887,240,103	$-	$941,734,058
Money Market Funds	201,625	9,319,228	-	9,520,853
Total Investments	$54,695,580	$896,559,331	$-	$951,254,911

*	Futures contracts is valued at unrealized appreciation (depreciation).